NYLI Candriam Emerging Markets Debt Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 89.9%
Corporate Bonds 7.2%
Chile 0.6%
Antofagasta plc
Series Reg S
6.25%, due 5/2/34	$ 334,000	$ 339,057
China 1.1%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	800,000	638,286
Czech Republic 0.5%
Energo-Pro A/S
Series Reg S
11.00%, due 11/2/28	300,000	323,274
Georgia 0.3%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	200,000	174,794
Kazakhstan 1.2%
KazMunayGas National Co. JSC
Series Reg S
6.375%, due 10/24/48	800,000	738,000
Moldova, Republic of 0.7%
Aragvi Finance International DAC
Series Reg S
11.125%, due 11/20/29	429,000	423,220
Peru 0.0% ‡
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	2	1
Turkey 2.4%
Sisecam UK plc
Series Reg S
8.25%, due 5/2/29	562,000	567,620
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	500,000	517,100
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	350,000	360,671
		1,445,391

	Principal Amount	Value
Corporate Bonds
Venezuela 0.4%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)	$ 2,000,000	$ 243,100
Total Corporate Bonds (Cost $4,904,977)		4,325,123
Foreign Government Bonds 82.7%
Albania 0.9%
Albania Government Bond
Series Reg S
5.90%, due 6/9/28	EUR 500,000	538,662
Angola 2.2%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 500,000	443,941
Series Reg S
9.125%, due 11/26/49	450,000	363,375
Series Reg S
9.375%, due 5/8/48	600,000	495,351
		1,302,667
Argentina 2.6%
Argentina Government Bond
0.75%, due 7/9/30 (c)	792,000	597,828
1.00%, due 7/9/29	450,000	353,295
3.50%, due 7/9/41 (c)	1,000,000	632,732
		1,583,855
Azerbaijan 1.0%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	700,000	605,083
Bahrain 2.2%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	600,000	507,780
Series Reg S
7.50%, due 2/12/36	400,000	415,074
Series Reg S
7.50%, due 9/20/47	400,000	395,950
		1,318,804
Benin 1.0%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32	EUR 187,000	178,335

	Principal Amount	Value
Foreign Government Bonds
Benin
Benin Government Bond
Series Reg S
7.96%, due 2/13/38	$ 208,000	$ 197,132
Series Reg S
8.375%, due 1/23/41	234,000	225,810
		601,277
Brazil 5.3%
Brazil Government Bond
3.875%, due 6/12/30	500,000	448,411
4.75%, due 1/14/50	300,000	207,632
6.00%, due 10/20/33	500,000	479,437
6.125%, due 1/22/32	455,000	445,053
6.125%, due 3/15/34	714,000	683,170
6.25%, due 3/18/31 (d)	587,000	584,970
7.125%, due 5/13/54	362,000	340,859
		3,189,532
Bulgaria 0.9%
Bulgaria Government Bond
Series Reg S
5.00%, due 3/5/37	600,000	564,660
Chile 2.0%
Chile Government Bond
3.25%, due 9/21/71	800,000	472,885
Corp. Nacional del Cobre de Chile
Series Reg S
5.95%, due 1/8/34	500,000	497,867
Series Reg S
6.30%, due 9/8/53	250,000	243,399
		1,214,151
Colombia 6.0%
Colombia Government Bond
5.00%, due 6/15/45	300,000	203,084
5.20%, due 5/15/49	300,000	202,572
6.125%, due 1/18/41	400,000	326,377
7.50%, due 2/2/34	500,000	494,792
8.00%, due 4/20/33	700,000	718,503
8.00%, due 11/14/35	201,000	202,593
8.75%, due 11/14/53	203,000	205,715
Ecopetrol SA
4.625%, due 11/2/31	300,000	250,647
8.375%, due 1/19/36	700,000	678,420
8.875%, due 1/13/33	300,000	309,209
		3,591,912

	Principal Amount	Value
Foreign Government Bonds
Costa Rica 0.4%
Costa Rica Government Bond
Series Reg S
7.30%, due 11/13/54	$ 248,000	$ 259,656
Cote D'Ivoire 3.2%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 700,000	646,300
Series Reg S
6.625%, due 3/22/48	600,000	505,110
Series Reg S
7.625%, due 1/30/33	$ 412,000	402,201
Series Reg S
8.25%, due 1/30/37	368,000	357,880
		1,911,491
Dominican Republic 3.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	600,000	540,600
Series Reg S
5.50%, due 2/22/29	300,000	293,400
Series Reg S
5.875%, due 1/30/60	500,000	429,400
Series Reg S
6.60%, due 6/1/36	353,000	351,282
Series Reg S
7.05%, due 2/3/31	294,000	303,335
		1,918,017
Ecuador 2.1%
Ecuador Government Bond (c)
Series Reg S
5.00%, due 7/31/40	1,200,000	704,568
Series Reg S
5.50%, due 7/31/35	600,000	392,898
Series Reg S
6.90%, due 7/31/30	221,514	170,670
		1,268,136
Egypt 3.5%
Egypt Government Bond
Series Reg S
7.625%, due 5/29/32	500,000	450,453
Series Reg S
8.50%, due 1/31/47	200,000	160,025
Series Reg S
8.70%, due 3/1/49	500,000	407,500

	Principal Amount	Value
Foreign Government Bonds
Egypt
Egypt Government Bond
Series Reg S
8.875%, due 5/29/50	$ 1,300,000	$ 1,072,500
		2,090,478
El Salvador 0.3%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	191,000	184,047
Ghana 1.0%
Ghana Government Bond
Series Reg S
(zero coupon), due 7/3/26	26,400	24,645
Series Reg S
(zero coupon), due 1/3/30	61,720	48,064
Series Reg S
5.00%, due 7/3/29 (c)	266,200	237,246
Series Reg S
5.00%, due 7/3/35 (c)	382,800	279,406
		589,361
Guatemala 1.0%
Guatemala Government Bond
Series Reg S
4.875%, due 2/13/28	300,000	289,149
Series Reg S
6.55%, due 2/6/37 (d)	300,000	295,320
		584,469
Hungary 4.6%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	1,000,000	801,470
Series Reg S
5.25%, due 6/16/29	700,000	693,155
Series Reg S
5.50%, due 6/16/34	300,000	289,170
Series Reg S
5.50%, due 3/26/36	300,000	285,171
7.625%, due 3/29/41	300,000	336,040
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 302,000	338,134
		2,743,140

	Principal Amount	Value
Foreign Government Bonds
Indonesia 2.4%
Indonesia Government Bond
4.65%, due 9/20/32	$ 1,500,000	$ 1,438,698
Kenya 0.7%
Kenya Government Bond
Series Reg S
9.75%, due 2/16/31	430,000	425,989
Mexico 3.9%
Mexico Government Bond
3.50%, due 2/12/34	500,000	399,465
3.75%, due 4/19/71	800,000	440,793
4.75%, due 3/8/44	200,000	151,927
4.875%, due 5/19/33	300,000	269,881
5.00%, due 4/27/51	500,000	375,293
5.75%, due 10/12/2110	500,000	384,250
6.00%, due 5/7/36	350,000	330,723
		2,352,332
Mongolia 0.4%
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	250,000	217,856
Montenegro 0.8%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27	EUR 500,000	498,185
Morocco 1.0%
Morocco Government Bond
Series Reg S
4.00%, due 12/15/50	$ 900,000	609,345
Nigeria 2.9%
Nigeria Government Bond
Series Reg S
7.143%, due 2/23/30	500,000	460,608
Series Reg S
7.625%, due 11/21/25	400,000	401,767
Series Reg S
7.875%, due 2/16/32	500,000	459,380
Series Reg S
8.25%, due 9/28/51	500,000	407,500
		1,729,255

	Principal Amount	Value
Foreign Government Bonds
Oman 3.1%
Oman Government Bond
Series Reg S
6.00%, due 8/1/29	$ 600,000	$ 610,500
Series Reg S
6.75%, due 1/17/48	1,250,000	1,272,925
		1,883,425
Pakistan 1.0%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51	750,000	606,893
Panama 1.8%
Panama Government Bond
3.87%, due 7/23/60	500,000	268,590
4.50%, due 4/1/56	400,000	244,590
6.40%, due 2/14/35	400,000	369,222
9.375%, due 4/1/29	200,000	221,282
		1,103,684
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	434,000	429,155
Peru 0.9%
Peru Government Bond
3.23%, due 7/28/2121	600,000	319,799
3.60%, due 1/15/72	400,000	245,000
		564,799
Poland 1.8%
Bank Gospodarstwa Krajowego
Series Reg S
4.375%, due 3/13/39	EUR 600,000	627,790
Poland Government Bond
5.50%, due 3/18/54	$ 492,000	457,056
		1,084,846
Republic of North Macedonia 0.8%
North Macedonia Government Bond
Series Reg S
6.96%, due 3/13/27	EUR 450,000	488,500
Republic Of Serbia 0.7%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	$ 500,000	410,119

	Principal Amount	Value
Foreign Government Bonds
Republic of the Congo 0.4%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (c)	$ 249,375	$ 214,512
Romania 1.7%
Romanian Government Bond
Series Reg S
6.625%, due 9/27/29	EUR 900,000	994,676
Saudi Arabia 0.7%
Saudi Government Bond
Series Reg S
4.50%, due 10/26/46	$ 500,000	408,232
Senegal 1.3%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,000,000	755,397
South Africa 2.3%
South Africa Government Bond
4.30%, due 10/12/28	$ 300,000	281,295
5.75%, due 9/30/49	500,000	373,750
5.875%, due 4/20/32	300,000	283,473
7.30%, due 4/20/52	500,000	453,265
		1,391,783
Sri Lanka 1.3%
Sri Lanka Government Bond
Series Reg S
3.10%, due 1/15/30 (c)	113,948	98,992
Series Reg S
3.35%, due 3/15/33 (c)	223,508	176,571
Series Reg S
3.60%, due 6/15/35 (c)	150,920	106,399
Series Reg S
3.60%, due 5/15/36 (c)	104,742	84,841
Series Reg S
3.60%, due 2/15/38 (c)	209,572	171,849
Series Reg S
4.00%, due 4/15/28	135,887	126,715
		765,367
Supranational 1.3%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	800,000	788,324

	Principal Amount	Value
Foreign Government Bonds
Turkey 4.6%
Turkey Government Bond
4.875%, due 4/16/43 (d)	$ 1,100,000	$ 785,148
5.25%, due 3/13/30	900,000	842,664
5.75%, due 5/11/47	1,450,000	1,116,197
		2,744,009
Ukraine 1.3%
Ukraine Government Bond (c)
Series Reg S
(zero coupon), due 2/1/30	50,756	28,662
Series Reg S
(zero coupon), due 2/1/34	189,671	82,158
Series Reg S
(zero coupon), due 2/1/35	160,286	98,898
Series Reg S
(zero coupon), due 2/1/36	133,571	82,186
Series Reg S
1.75%, due 2/1/34	207,673	117,273
Series Reg S
1.75%, due 2/1/35	347,982	194,653
Series Reg S
1.75%, due 2/1/36	373,536	205,211
		809,041
United Arab Emirates 0.9%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	800,000	513,440
Venezuela 0.6%
Petroleos de Venezuela SA (a)(b)
Series Reg S
6.00%, due 5/16/24	2,000,000	240,000
Series Reg S
6.00%, due 11/15/26	1,000,000	120,000
		360,000
Total Foreign Government Bonds (Cost $50,796,597)		49,647,260
Total Long-Term Bonds (Cost $55,701,574)		53,972,383

	Shares	Value

Short-Term Investment 2.7%
Unaffiliated Investment Company 2.7%
United States 2.7%
Invesco Government & Agency Portfolio, 4.415% (e)(f)	1,608,048	$ 1,608,048
Total Short-Term Investment (Cost $1,608,048)		1,608,048
Total Investments (Cost $57,309,622)	92.6%	55,580,431
Other Assets, Less Liabilities	7.4	4,417,390
Net Assets	100.0%	$ 59,997,821

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Issue in non-accrual status.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(d)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $1,541,662. The Fund received cash collateral with a value of $1,608,048.
(e)	Current yield as of January 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
USD	8,371,962	EUR	7,930,000	JPMorgan Chase Bank N.A.	3/26/25	$ 126,351
Total Unrealized Appreciation						126,351
EUR	600,000	USD	627,670	JPMorgan Chase Bank N.A.	3/26/25	(3,790)
Total Unrealized Depreciation						(3,790)
Net Unrealized Appreciation						$ 122,561

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of January 31, 2025, cash in the amount of $710,000 was on deposit with a broker or forward commission merchant for forward transactions.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	37	March 2025	$ 4,214,628	$ 4,120,875	$ (93,753)
U.S. Treasury Ultra Bonds	2	March 2025	250,069	236,938	(13,131)
Total Long Contracts					(106,884)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-Bund	(28)	March 2025	$ (3,972,059)	$ (3,849,335)	$ 122,724
Net Unrealized Appreciation					$ 15,840

1.	As of January 31, 2025, cash in the amount of $195,204 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
EUR—Euro
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 4,325,123	$ —	$ 4,325,123
Foreign Government Bonds	—	49,647,260	—	49,647,260
Total Long-Term Bonds	—	53,972,383	—	53,972,383
Short-Term Investment
Unaffiliated Investment Company	1,608,048	—	—	1,608,048
Total Investments in Securities	1,608,048	53,972,383	—	55,580,431
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	126,351	—	126,351
Futures Contracts	122,724	—	—	122,724
Total Other Financial Instruments	122,724	126,351	—	249,075
Total Investments in Securities and Other Financial Instruments	$ 1,730,772	$ 54,098,734	$ —	$ 55,829,506
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (3,790)	$ —	$ (3,790)
Futures Contracts	(106,884)	—	—	(106,884)
Total Other Financial Instruments	$ (106,884)	$ (3,790)	$ —	$ (110,674)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Income Builder Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.2%
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 1.4%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 565,191	$ 575,518
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	825,084
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,765,000	1,755,804
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	180,176
Series 2022-3A, Class E
9.09%, due 1/15/30 (a)	790,000	790,602
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	405,000	433,239
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,220,000	1,190,086
Series 2020-3, Class D
2.50%, due 9/15/26	549,561	545,486
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,195,083
Series 2022-2, Class D
5.80%, due 4/17/28	1,450,000	1,350,339
Series 2024-1, Class D
6.30%, due 4/15/30	980,000	989,451
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D
5.53%, due 2/18/31 (a)	1,015,000	1,019,503
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2024-1, Class D
9.623% (SOFR 30A + 5.25%), due 5/20/32	660,996	677,265
Series 2024-2, Class E
11.873% (SOFR 30A + 7.50%), due 10/20/32	845,714	847,662
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	763,776
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	616,736	643,680
		13,782,754
Other Asset-Backed Securities 2.2%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.673% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	800,000	807,834

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	$ 250,000	$ 251,094
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	800,000	806,021
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	428,060	405,336
Series 2016-2, Class A
3.65%, due 6/15/28	994,610	933,779
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	950,000	956,962
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	420,000	420,212
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	450,000	450,966
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.243% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	354,466
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,717,559	1,526,976
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,121,513	1,066,826
Series 2020-1, Class A2
1.99%, due 7/15/60	1,214,502	1,102,996
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	24,698	24,698
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	750,000	753,459
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	650,000	655,771
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	485,005	457,877
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,278,381
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.902% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	451,146

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	$ 368,420	$ 330,628
Series 2020-EA, Class A
1.69%, due 5/15/69	510,942	472,083
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,110,000	1,026,517
Series 2021-1, Class B1
2.41%, due 10/20/61	435,000	392,749
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.663% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	654,507
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	500,000	499,942
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.753% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	453,641
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	800,000	805,205
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.703% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	650,000	653,919
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.693% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	534,379
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.252% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	455,407
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	16,395,533	602,023
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	917,700	909,824
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.098% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	500,000	504,611
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	839,643	852,358

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Zayo Issuer LLC
Series 2025-1A, Class B
6.088%, due 3/20/55 (a)	$ 1,185,000	$ 1,185,000
		23,037,593
Total Asset-Backed Securities (Cost $37,136,287)		36,820,347
Corporate Bonds 13.5%
Aerospace & Defense 0.1%
Boeing Co. (The)
6.528%, due 5/1/34	570,000	602,177
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	583,333	583,000
5.75%, due 4/20/29	850,000	847,922
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	270,000	268,779
4.75%, due 10/20/28	2,125,000	2,111,629
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	930,000	938,204
		4,749,534
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	199,891
2.70%, due 8/10/26	940,000	905,539
4.125%, due 8/17/27	1,050,000	1,018,119
6.80%, due 5/12/28	730,000	756,563
6.95%, due 3/6/26	660,000	671,916
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	683,174
2.70%, due 6/10/31	1,080,000	917,922
4.30%, due 4/6/29	680,000	656,576
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,205,000	3,013,845
		8,823,545
Banks 4.2%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,165,177
Banco Santander SA
5.294%, due 8/18/27 (e)	1,800,000	1,811,255
6.35%, due 3/14/34	1,000,000	1,021,749
Bank of America Corp. (f)
2.496%, due 2/13/31	1,600,000	1,416,703
2.572%, due 10/20/32	1,195,000	1,016,617

	Principal Amount	Value
Corporate Bonds
Banks
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(g)	$ 2,000,000	$ 1,827,619
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,170,000	1,053,238
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	1,450,000	1,377,829
BPCE SA
2.045%, due 10/19/27 (a)(f)	1,255,000	1,191,805
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	815,000	777,174
6.625%, due 6/15/32	770,000	824,787
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,406,813
Comerica, Inc.
5.982%, due 1/30/30 (f)	1,075,000	1,085,546
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	941,000	863,002
Deutsche Bank AG
3.035%, due 5/28/32 (f)	600,000	518,273
5.599% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,949,386
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,556,488
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,091,687
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (f)	1,165,000	971,389
6.75%, due 10/1/37	444,000	477,047
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	1,085,000	1,085,870
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	585,000	594,803
KeyBank NA
4.90%, due 8/8/32 (e)	870,000	826,535
KeyCorp
6.401%, due 3/6/35 (f)	520,000	544,234
Lloyds Banking Group plc
4.582%, due 12/10/25	1,038,000	1,035,112
4.65%, due 3/24/26	1,690,000	1,683,172
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	870,000	841,076
M&T Bank Corp.
5.385%, due 1/16/36 (f)	365,000	355,873
Morgan Stanley (f)
2.484%, due 9/16/36	2,115,000	1,738,418
2.511%, due 10/20/32	1,530,000	1,293,512
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	695,000	701,742
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	735,000	759,681

	Principal Amount	Value
Corporate Bonds
Banks
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	$ 935,000	$ 902,330
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,143,330
Truist Financial Corp.
5.153%, due 8/5/32 (f)	1,020,000	1,011,876
UBS Group AG (a)
3.091%, due 5/14/32 (f)	1,040,000	915,258
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	2,090,000	1,825,399
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	410,000	408,301
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	935,000	825,002
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,255,000	1,066,712
		43,961,820
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	540,000	520,974
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,535,000	1,430,917
Celanese US Holdings LLC
6.95%, due 11/15/33 (h)	865,000	905,220
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,780,277
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,260,000	1,279,841
		5,396,255
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	904,135
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	2,090,000	1,528,622
8.10%, due 7/15/36	1,242,000	1,471,244
		2,999,866
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	1,585,000	1,521,811
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,915,000
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	550,000	577,018
8.00%, due 11/1/31	1,685,000	1,890,507

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	$ 1,210,000	$ 1,176,343
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,515,000	1,470,272
2.875%, due 2/15/25	1,830,000	1,828,630
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,050,000	1,028,738
Capital One Financial Corp. (f)
6.051%, due 2/1/35	400,000	408,867
6.312%, due 6/8/29	1,070,000	1,108,861
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	470,000	484,148
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,845,000	1,847,095
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	851,464
7.50%, due 5/15/31	800,000	832,026
		16,940,780
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,087,903
Alabama Power Co.
3.00%, due 3/15/52	785,000	500,588
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,596,328
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	603,875
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,188,820
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	605,000	564,637
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	820,000	710,718
Eversource Energy
5.95%, due 7/15/34	685,000	702,976
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,409,925
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	527,135
NextEra Energy Operating Partners LP
4.50%, due 9/15/27 (a)	1,895,000	1,797,900
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	600,998
Southern California Edison Co.
4.00%, due 4/1/47	660,000	483,186

	Principal Amount	Value
Corporate Bonds
Electric
Southern California Edison Co.
5.70%, due 3/1/53	$ 570,000	$ 521,520
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	639,656
5.45%, due 4/1/53	480,000	453,662
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	580,000	596,765
		14,986,592
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	415,000	385,427
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	380,000	335,542
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,228,000	1,235,585
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,290,315
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	460,000	427,890
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,156,283
		4,110,073
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,068,262
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	903,437
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,189,978
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	674,633
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	756,108
		3,524,156

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	$ 625,000	$ 594,338
Insurance 0.1%
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	210,000	208,964
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	939,173
		1,148,137
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	1,060,000	1,067,362
Sands China Ltd.
5.125%, due 8/8/25 (h)	1,310,000	1,309,361
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	879,322
		3,256,045
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)(e)	810,000	801,233
Media 0.1%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	585,000	551,618
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	693,043
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	960,000	968,811
		1,661,854
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.52% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	979,511
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	745,000	461,900
Packaging & Containers 0.1%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	731,000	733,404

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	$ 575,000	$ 557,164
4.75%, due 5/9/27	1,335,000	1,313,616
		1,870,780
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,256,665
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	740,000	775,512
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	920,094
Energy Transfer LP
5.35%, due 5/15/45	1,000,000	900,336
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	565,000	571,106
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,743,467
MPLX LP
2.65%, due 8/15/30	1,050,000	924,270
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	862,891
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	521,000	532,503
8.375%, due 6/1/31	1,115,000	1,173,494
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	860,000	739,396
		10,399,734
Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,441,414
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	940,000	912,955
Trust Fibra Uno
8.25%, due 1/23/37 (a)	750,000	751,125
Uniti Group LP
10.50%, due 2/15/28 (a)	920,000	983,647
		4,089,141
Retail 0.2%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,071,498
AutoNation, Inc.
4.75%, due 6/1/30	594,000	578,582
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	660,000	671,977
		2,322,057

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	$ 1,344,000	$ 907,631
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	480,000	481,292
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	410,000	426,547
Total Corporate Bonds (Cost $148,601,389)		139,994,360
Foreign Government Bonds 1.5%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (h)	1,535,000	1,042,643
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	554,000	476,869
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,372,297
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,076,695
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	909,914
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,254,512
United Kingdom 0.9%
United Kingdom Gilt
4.125%, due 7/22/29	GBP 7,720,000	9,534,218
Total Foreign Government Bonds (Cost $16,370,660)		15,667,148

	Principal Amount	Value
Loan Assignments 0.3%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.412% (1 Month SOFR + 4.00%), due 11/2/27 (b)	USD 737,074	$ 712,658
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.662% (1 Month SOFR + 3.25%), due 12/6/27 (b)	795,000	777,709
Media 0.1%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (b)	985,000	977,305
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.671% (1 Month SOFR + 3.25%), due 1/31/29 (b)	730,000	718,746
		1,696,051
Total Loan Assignments (Cost $3,193,768)		3,186,418
Mortgage-Backed Securities 13.7%
Agency (Collateralized Mortgage Obligations) 4.8%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,544,747	1,013,292
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	2,754,960	50,677
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	387,858	6,282
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	825,368	667,191
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	640,617	523,584
REMIC, Series 5363
(zero coupon), due 12/25/53	704,759	588,955
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	712,102	585,732
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	747,471	628,075
REMIC, Series 4993, Class KS
1.585% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	2,999,624	367,452
REMIC, Series 4994, Class TS
1.635% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	1,951,991	197,848
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	1,458,769	255,965

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	$ 1,602,495	$ 261,654
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	1,137,085	190,172
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	1,281,558	207,472
REMIC, Series 5160
3.00%, due 10/25/51 (c)	1,420,017	153,309
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,075,597	962,056
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,931,521	1,719,286
REMIC, Series 5040
3.50%, due 11/25/50 (c)	988,480	187,020
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	994,274	743,075
REMIC, Series 311
(zero coupon), due 8/15/43	588,419	425,464
REMIC, Series 402
(zero coupon), due 9/25/53	957,287	777,343
REMIC, Series 311, Class S1
1.429% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	3,012,355	265,515
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	758,822	596,067
REMIC, Series 2023-45
(zero coupon), due 10/25/53	847,014	646,593
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	930,066	773,440
REMIC, Series 2022-10, Class SA
1.399% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	1,725,086	218,487
REMIC, Series 2021-40, Class SI
1.485% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	2,296,523	189,393
REMIC, Series 2016-57, Class SN
1.585% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	1,612,878	149,922
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	1,214,383	186,029
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (c)	822,303	111,842
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	3,368,934	440,873
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	523,752	65,746
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	4,564,600	649,753

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	$ 3,234,377	$ 542,018
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	2,159,206	488,039
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	3,812,076	363,513
REMIC, Series 438, Class C34
6.00%, due 8/25/53	2,048,898	503,597
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	3,013,331	16,104
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	4,271,794	16,047
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,216,655	1,473,809
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	4,117,183	42,248
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	5,577,997	46,216
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	15,063,471	103,952
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	3,396,036	83,862
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	6,116,977	71,087
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	2,928,082	3,596
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	2,213,899	26,811
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	4,455,570	25,904
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	11,255,813	131,836
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	2,232,725	12,981
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,306,854	1,032,258
REMIC, Series 2023-53
(zero coupon), due 4/20/53	516,192	395,380
REMIC, Series 2024-51, Class SX
0.827% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	10,790,773	389,966
REMIC, Series 2023-80, Class SA
0.877% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	4,938,858	150,018
REMIC, Series 2020-34, Class SC
1.637% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	2,164,813	242,387

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-146, Class SA
1.887% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	$ 2,065,395	$ 259,912
REMIC, Series 2021-179, Class SA
1.887% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	2,791,255	347,842
REMIC, Series 2020-167, Class SN
1.887% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,336,554	173,227
REMIC, Series 2020-189, Class NS
1.887% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	3,151,604	442,396
REMIC, Series 2020-189, Class SU
1.887% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	650,796	86,604
REMIC, Series 2021-46, Class QS
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	724,368	93,946
REMIC, Series 2021-57, Class SA
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	4,043,911	477,903
REMIC, Series 2021-57, Class SD
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	6,917,883	816,572
REMIC, Series 2021-46, Class TS
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,579,511	206,136
REMIC, Series 2021-96, Class NS
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	4,177,773	539,819
REMIC, Series 2021-97, Class SM
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	1,044,641	140,924
REMIC, Series 2021-96, Class SN
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,474,959	278,480
REMIC, Series 2021-122, Class HS
1.887% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	2,338,353	278,774
REMIC, Series 2022-137, Class S
1.887% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	2,483,826	300,982
REMIC, Series 2021-96, Class JS
1.937% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	1,951,556	254,999
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	711,510	69,544
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	3,271,587	356,825
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	2,100,515	238,974
REMIC, Series 2023-86, Class SE
2.277% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	1,647,611	235,601
REMIC, Series 2023-60, Class ES
2.454% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,110,537	1,018,393
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (c)	548,868	70,156
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (c)	4,338,032	576,535
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	870,940	107,318

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	$ 1,736,720	$ 1,419,999
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	3,682,748	587,243
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,939,767	329,942
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	3,284,748	517,931
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	349,961	53,718
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	1,421,838	237,252
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,368,426	241,397
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	2,168,846	370,420
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	4,553,950	804,953
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (c)	3,500,077	623,009
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	3,161,573	482,964
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (c)	2,458,847	403,437
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	470,094	413,495
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,293,080	1,138,288
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	493,366	436,032
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	506,012	446,974
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,421,209	1,257,013
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,092,621	953,076
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	2,175,224	387,348
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	894,561	792,007
REMIC, Series 2023-66, Class MP
3.554% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,298,093	1,158,675
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	441,835	413,190
REMIC, Series 2023-38, Class WT
6.586%, due 12/20/51 (j)	594,389	614,731

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-59, Class YC
6.974%, due 9/20/51 (j)	$ 1,303,515	$ 1,385,746
REMIC, Series 2023-55, Class CG
7.689%, due 7/20/51 (j)	915,779	1,004,956
REMIC, Series 2023-55, Class LB
7.785%, due 11/20/51 (j)	862,994	965,727
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.965% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,056,001
Series 2023-01, Class M10
10.851% (SOFR 30A + 6.50%), due 11/25/53	1,735,000	1,945,169
Series 2020-01, Class CE
11.965% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,461,949
		50,241,697
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.571% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	730,000	698,975
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM
3.112%, due 11/5/32 (a)	1,170,000	1,088,100
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	1,270,000	974,471
Series 2019-BN19, Class C
4.031%, due 8/15/61 (d)	1,340,000	1,072,497
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	1,020,000	871,968
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,455,000	1,286,832
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (j)	1,375,000	849,349
Series 2018-TALL, Class C
5.625% (1 Month SOFR + 1.318%), due 3/15/37 (b)	1,185,000	1,066,500
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.088%, due 10/10/51 (a)	815,000	618,362
Series 2019-B15, Class C
3.715%, due 12/15/72	1,120,000	875,167
Series 2019-B14, Class C
3.768%, due 12/15/62	1,360,000	1,052,911
Series 2018-B1, Class C
4.204%, due 1/15/51	1,325,000	1,141,655

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BF Mortgage Trust
Series 2019-NYT, Class F
7.604% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	$ 1,165,000	$ 998,988
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(d)	1,200,000	1,033,738
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	895,000	819,569
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.276% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	945,000	952,086
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	890,000	805,464
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.146%, due 3/10/51 (a)(d)	1,730,000	1,280,148
Series 2016-C2, Class C
4.031%, due 8/10/49 (j)	705,000	648,606
Series 2014-GC25, Class B
4.345%, due 10/10/47 (j)	602,252	578,162
Series 2014-GC21, Class D
4.758%, due 5/10/47 (a)(d)	1,105,000	976,710
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(d)	1,010,000	785,347
Commercial Mortgage Trust (d)
Series 2014-CR15, Class D
3.971%, due 2/10/47 (a)	875,000	800,717
Series 2014-CR17, Class C
4.807%, due 5/10/47	1,355,000	1,239,825
CONE Trust
Series 2024-DFW1, Class E
8.195% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	515,000	514,356
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.917%, due 1/15/49 (a)(d)	1,140,000	931,777
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series 2024-MN9, Class M2
7.599% (SOFR 30A + 3.25%), due 10/25/44 (a)(b)	1,000,000	1,007,159
GNMA (c)
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (d)	4,264,039	282,043
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (j)	5,699,908	428,113
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	2,875,267	207,303

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA (c)
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	$ 6,812,889	$ 459,759
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	2,471,037	178,291
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	3,900,727	375,598
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)(d)	1,000,000	710,872
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	829,655
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C23, Class D
4.135%, due 7/15/50	962,000	917,649
Series 2015-C22, Class D
4.193%, due 4/15/48	1,300,000	848,151
Series 2014-C16, Class D
4.738%, due 6/15/47	1,595,000	1,120,487
Morgan Stanley Capital I Trust (a)
Series 2015-420, Class A
3.727%, due 10/12/50 (h)	1,067,282	1,048,276
Series 2014-150E, Class C
4.295%, due 9/9/32 (d)	735,000	494,483
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,865,000	1,968,741
TX Trust
Series 2024-HOU, Class E
8.694% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	715,000	718,096
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	740,000	574,023
Series 2018-C9, Class C
4.949%, due 3/15/51 (d)	920,000	726,413
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	204,524
Series 2017-C39, Class D
4.361%, due 9/15/50 (a)(d)	545,000	446,282
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(d)	1,020,000	864,071
Series 2016-NXS5, Class D
4.974%, due 1/15/59 (d)	495,000	412,406

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(d)	$ 1,140,000	$ 1,017,450
		39,802,125
Whole Loan (Collateralized Mortgage Obligations) 5.1%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(j)	38,741,371	492,438
Connecticut Avenue Securities Trust (a)(b)
Series 2020-SBT1, Class 1M2
8.115% (SOFR 30A + 3.764%), due 2/25/40	685,000	720,445
Series 2022-R01, Class 1B2
10.351% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,954,091
Series 2020-SBT1, Class 1B1
11.215% (SOFR 30A + 6.864%), due 2/25/40	375,000	405,506
Series 2019-HRP1, Class B1
13.715% (SOFR 30A + 9.364%), due 11/25/39	2,160,000	2,382,321
Series 2022-R03, Class 1B2
14.201% (SOFR 30A + 9.85%), due 3/25/42	530,000	605,761
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(j)	736,142	649,196
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.351% (SOFR 30A + 3.00%), due 8/25/33	2,480,000	2,733,431
Series 2020-DNA6, Class B1
7.351% (SOFR 30A + 3.00%), due 12/25/50	575,000	621,606
Series 2021-DNA5, Class B1
7.401% (SOFR 30A + 3.05%), due 1/25/34	2,105,000	2,266,665
Series 2021-HQA2, Class B1
7.501% (SOFR 30A + 3.15%), due 12/25/33	880,000	976,527
Series 2020-HQA5, Class B1
8.351% (SOFR 30A + 4.00%), due 11/25/50	1,990,000	2,266,984
Series 2021-DNA1, Class B2
9.101% (SOFR 30A + 4.75%), due 1/25/51	2,160,000	2,395,852
Series 2020-DNA2, Class B2
9.265% (SOFR 30A + 4.914%), due 2/25/50	1,665,000	1,791,334
Series 2021-HQA1, Class B2
9.351% (SOFR 30A + 5.00%), due 8/25/33	1,481,000	1,698,152
Series 2020-HQA1, Class B2
9.565% (SOFR 30A + 5.214%), due 1/25/50	1,920,000	2,120,772
Series 2022-HQA3, Class M2
9.701% (SOFR 30A + 5.35%), due 8/25/42	640,000	699,398
Series 2021-HQA2, Class B2
9.801% (SOFR 30A + 5.45%), due 12/25/33	1,060,000	1,247,873
Series 2021-DNA5, Class B2
9.851% (SOFR 30A + 5.50%), due 1/25/34	880,000	1,041,953

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-HQA2, Class M2
10.351% (SOFR 30A + 6.00%), due 7/25/42	$ 860,000	$ 948,856
Series 2021-HQA3, Class B2
10.601% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,970,692
Series 2021-HQA4, Class B2
11.351% (SOFR 30A + 7.00%), due 12/25/41	1,050,000	1,128,199
Series 2022-HQA1, Class B1
11.351% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,491,774
Series 2022-DNA1, Class B2
11.451% (SOFR 30A + 7.10%), due 1/25/42	1,385,000	1,492,770
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.15%, due 8/25/48 (a)(j)	1,582,030	1,223,225
FHLMC STACR Trust (a)(b)
Series 2019-FTR3, Class B2
9.265% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,459,302
Series 2019-FTR2, Class B2
11.865% (SOFR 30A + 7.514%), due 11/25/48	900,000	1,057,211
Series 2019-HQA3, Class B2
11.965% (SOFR 30A + 7.614%), due 9/25/49	1,360,000	1,544,032
Series 2019-FTR1, Class B2
12.815% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,301,311
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(j)	89,041	70,829
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
10.551% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	720,000	760,968
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(j)	4,246,989	3,404,679
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
2.376%, due 4/25/66	1,063,757	651,405
Series 2018-3, Class B4
3.701%, due 8/25/58	668,575	414,712
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	2,011,412	1,611,280
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	28,960,460	280,644
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
14.965% (SOFR 30A + 10.614%), due 2/25/47	1,585,000	1,932,920
Series 2018-HRP1, Class B2
16.215% (SOFR 30A + 11.864%), due 5/25/43	1,193,164	1,451,917

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
1.885%, due 3/25/58	$ 1,212,728	$ 525,135
Series 2017-4, Class B5
3.669%, due 6/25/57	857,704	547,417
		52,339,583
Total Mortgage-Backed Securities (Cost $139,082,166)		142,383,405
U.S. Government & Federal Agencies 3.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
UMBS Pool, 30 Year
3.00%, due 1/1/52	2,999,125	2,579,514
3.00%, due 6/1/52	3,339,806	2,842,002
4.00%, due 3/1/53	2,135,444	1,956,880
4.50%, due 10/1/52	809,456	763,296
5.00%, due 3/1/54	694,784	671,176
5.50%, due 7/1/53	1,011,804	1,001,412
5.50%, due 11/1/54	782,554	775,875
6.00%, due 10/1/53	847,678	859,526
6.00%, due 11/1/53	107,134	108,908
6.50%, due 10/1/53	875,501	898,617
6.50%, due 12/1/53	343,520	355,060
		12,812,266
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.1%
UMBS, 30 Year
2.00%, due 10/1/50	4,336,551	3,396,145
2.50%, due 6/1/51	356,027	296,337
2.50%, due 11/1/51	4,759,448	3,914,571
3.00%, due 6/1/51	1,690,306	1,445,088
4.00%, due 8/1/48	395,764	366,724
4.00%, due 2/1/49	227,412	210,225
4.00%, due 6/1/52	804,110	736,870
4.00%, due 6/1/52	654,711	599,996
4.50%, due 1/1/54	958,422	902,967
5.00%, due 11/1/52	2,648,174	2,565,100
5.00%, due 3/1/53	1,574,815	1,523,604
5.50%, due 2/1/53	389,778	385,760
5.50%, due 8/1/53	419,368	417,135
5.50%, due 5/1/54	1,038,362	1,025,843
6.00%, due 9/1/53	1,062,153	1,077,856
6.00%, due 9/1/53	4,098	4,135
6.00%, due 11/1/53	100,140	101,886
6.00%, due 9/1/54	1,920,633	1,935,773
6.50%, due 12/1/53	209,200	215,471
		21,121,486

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	$ 4	$ 4
6.50%, due 8/15/29	2	2
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,564,636	2,233,936
		2,233,942
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.50%, due 11/15/54	1,190,000	1,133,475
Total U.S. Government & Federal Agencies (Cost $37,591,583)		37,301,169
Total Long-Term Bonds (Cost $381,975,853)		375,352,847

	Shares

Common Stocks 61.8%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	346,250	5,239,702
General Dynamics Corp.	12,960	3,330,461
Lockheed Martin Corp.	10,030	4,643,388
RTX Corp.	46,221	5,960,198
		19,173,749
Air Freight & Logistics 0.8%
Deutsche Post AG (Germany)	120,289	4,340,914
United Parcel Service, Inc., Class B	36,004	4,112,737
		8,453,651
Automobile Components 0.7%
Cie Generale des Etablissements Michelin SCA (France)	92,643	3,212,074
NHK Spring Co. Ltd. (Japan)	319,100	4,071,186
		7,283,260
Automobiles 0.4%
Toyota Motor Corp. (Japan)	196,400	3,742,375
Banks 4.8%
Bank of America Corp.	170,493	7,893,826
BAWAG Group AG (Austria) (a)	42,331	3,840,530
Columbia Banking System, Inc.	127,543	3,558,450
JPMorgan Chase & Co.	31,224	8,346,175
Lloyds Banking Group plc (United Kingdom)	5,058,808	3,884,139
PNC Financial Services Group, Inc. (The)	30,076	6,043,772
Regions Financial Corp.	159,598	3,932,495
Royal Bank of Canada (Canada)	29,807	3,633,814

	Shares	Value
Common Stocks
Banks
Truist Financial Corp.	87,471	$ 4,165,369
U.S. Bancorp	88,893	4,247,308
		49,545,878
Beverages 1.8%
Coca-Cola Co. (The)	74,635	4,737,830
Coca-Cola Europacific Partners plc (United Kingdom)	130,685	10,265,307
PepsiCo, Inc.	21,718	3,272,685
		18,275,822
Biotechnology 1.1%
AbbVie, Inc.	60,426	11,112,342
Capital Markets 1.4%
BlackRock, Inc.	3,790	4,076,145
Lazard, Inc.	116,802	6,350,525
Schroders plc (United Kingdom)	884,473	3,860,732
		14,287,402
Chemicals 1.7%
Dow, Inc.	84,689	3,307,106
Linde plc	14,435	6,439,742
LyondellBasell Industries NV, Class A	46,452	3,516,416
Nutrien Ltd. (Canada)	90,444	4,669,624
		17,932,888
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	67
Communications Equipment 1.2%
Cisco Systems, Inc.	205,935	12,479,661
Construction & Engineering 0.3%
Vinci SA (France)	32,027	3,455,775
Consumer Staples Distribution & Retail 1.0%
Walmart, Inc.	105,364	10,342,530
Diversified Telecommunication Services 2.5%
AT&T, Inc.	210,747	5,001,026
Deutsche Telekom AG (Registered) (Germany)	306,202	10,269,395
Orange SA (France)	340,796	3,661,119
TELUS Corp. (Canada)	248,981	3,611,325
Verizon Communications, Inc.	79,910	3,147,655
		25,690,520

	Shares	Value
Common Stocks
Electric Utilities 2.7%
American Electric Power Co., Inc.	54,810	$ 5,391,111
Duke Energy Corp.	35,086	3,929,281
Entergy Corp.	90,973	7,376,091
NextEra Energy, Inc.	101,262	7,246,309
Pinnacle West Capital Corp.	41,754	3,630,928
		27,573,720
Electrical Equipment 1.0%
Eaton Corp. plc	14,257	4,654,055
Emerson Electric Co.	46,495	6,042,025
		10,696,080
Food Products 0.9%
Mondelez International, Inc., Class A	98,793	5,729,006
Nestle SA (Registered)	41,993	3,570,581
		9,299,587
Gas Utilities 0.3%
Snam SpA (Italy)	771,502	3,563,800
Health Care Equipment & Supplies 0.6%
Medtronic plc	66,387	6,029,267
Health Care Providers & Services 0.7%
CVS Health Corp.	70,355	3,973,651
UnitedHealth Group, Inc.	6,831	3,705,749
		7,679,400
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	18,220	5,260,114
Restaurant Brands International, Inc. (Canada)	103,587	6,374,744
Vail Resorts, Inc.	20,445	3,478,103
		15,112,961
Industrial Conglomerates 0.9%
Honeywell International, Inc.	17,303	3,871,027
Siemens AG (Registered) (Germany)	24,589	5,288,611
		9,159,638
Industrial REITs 0.3%
Segro plc (United Kingdom)	400,643	3,555,540
Insurance 3.6%
AIA Group Ltd. (Hong Kong)	473,400	3,329,840
Allianz SE (Registered) (Germany)	12,771	4,162,188
AXA SA (France)	123,590	4,687,458
Manulife Financial Corp. (Canada)	261,935	7,832,728
MetLife, Inc.	108,093	9,351,125

	Shares	Value
Common Stocks
Insurance
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	7,973	$ 4,319,362
Travelers Cos., Inc. (The)	14,843	3,639,207
		37,321,908
Interactive Media & Services 0.7%
Meta Platforms, Inc., Class A	10,429	7,187,458
IT Services 1.5%
International Business Machines Corp.	61,918	15,832,433
Leisure Products 0.5%
Hasbro, Inc.	93,336	5,398,554
Machinery 0.8%
Cummins, Inc.	24,364	8,679,675
Media 0.5%
Omnicom Group, Inc.	60,805	5,277,266
Multi-Utilities 1.1%
NiSource, Inc.	190,111	7,091,140
WEC Energy Group, Inc.	42,513	4,219,841
		11,310,981
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	22,467	3,351,852
MPLX LP	98,808	5,139,004
TotalEnergies SE (France)	125,054	7,263,870
Williams Cos., Inc. (The)	106,050	5,878,351
		21,633,077
Personal Care Products 0.3%
Unilever plc (United Kingdom)	60,067	3,443,244
Pharmaceuticals 5.3%
Astellas Pharma, Inc. (Japan)	320,800	3,123,616
AstraZeneca plc, Sponsored ADR (United Kingdom)	92,225	6,525,841
Bristol-Myers Squibb Co.	77,983	4,597,098
Eli Lilly & Co.	6,288	5,100,071
GSK plc	195,584	3,418,628
Johnson & Johnson	25,104	3,819,574
Merck & Co., Inc.	48,027	4,746,028
Novartis AG (Registered)	75,861	7,950,676
Pfizer, Inc.	132,409	3,511,487
Roche Holding AG	12,863	4,039,053

	Shares	Value
Common Stocks
Pharmaceuticals
Sanofi SA (France)	72,877	$ 7,904,995
		54,737,067
Professional Services 0.5%
Paychex, Inc.	37,022	5,467,039
Retail REITs 0.4%
Realty Income Corp.	68,294	3,731,584
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	50,828	10,769,945
Broadcom, Inc.	64,408	14,251,558
KLA Corp.	9,655	7,127,707
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	60,320	12,626,182
Texas Instruments, Inc.	43,555	8,040,689
		52,816,081
Software 2.2%
Microsoft Corp.	34,428	14,289,686
Salesforce, Inc.	26,188	8,948,439
		23,238,125
Specialized REITs 1.3%
Iron Mountain, Inc.	75,937	7,712,921
VICI Properties, Inc.	187,047	5,568,389
		13,281,310
Specialty Retail 0.9%
Best Buy Co., Inc.	42,633	3,660,469
Home Depot, Inc. (The)	13,763	5,670,081
		9,330,550
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	30,335	7,159,060
Dell Technologies, Inc., Class C	61,670	6,389,012
Hewlett Packard Enterprise Co.	482,614	10,226,591
NetApp, Inc.	58,600	7,155,060
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	5,429	4,929,145
		35,858,868
Tobacco 1.5%
Imperial Brands plc (United Kingdom)	193,263	6,520,910
Philip Morris International, Inc.	69,654	9,068,951
		15,589,861
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	67,237	5,406,527

	Shares	Value
Common Stocks
Water Utilities 0.4%
Essential Utilities, Inc.	100,562	$ 3,567,940
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada)	100,441	2,758,871
SK Telecom Co. Ltd. (Republic of Korea)	91,928	3,502,077
		6,260,948
Total Common Stocks (Cost $437,105,872)		639,816,409
Short-Term Investments 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.184% (k)	2,892,215	2,892,215
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.415% (k)(l)	514,100	514,100
Total Short-Term Investments (Cost $3,406,315)		3,406,315
Total Investments (Cost $822,488,040)	98.3%	1,018,575,571
Other Assets, Less Liabilities	1.7	17,252,376
Net Assets	100.0%	$ 1,035,827,947

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2025.
(e)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $491,391. The Fund received cash collateral with a value of $514,100.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2025.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(i)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $461,900, which represented less than one-tenth of a percent of the Fund’s net assets.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.

(k)	Current yield as of January 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,754	$ 48,597	$ (62,459)	$ —	$ —	$ 2,892	$ 144	$ —	2,892
Foreign Currency Forward Contracts
As of January 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,710,238,000	USD	23,545,424	JPMorgan Chase Bank N.A.	2/3/25	$ 376,933
JPY	2,920,622,000	USD	19,011,775	JPMorgan Chase Bank N.A.	5/7/25	21,346
USD	10,269,093	GBP	7,906,000	JPMorgan Chase Bank N.A.	2/3/25	466,444
USD	12,693,196	GBP	9,769,000	JPMorgan Chase Bank N.A.	2/3/25	580,613
USD	21,770,235	GBP	17,516,000	JPMorgan Chase Bank N.A.	5/7/25	58,221
USD	5,207,127	JPY	789,616,000	JPMorgan Chase Bank N.A.	2/3/25	115,951
Total Unrealized Appreciation						1,619,508
AUD	23,293,000	USD	15,269,051	JPMorgan Chase Bank N.A.	2/3/25	(787,792)
AUD	23,293,000	USD	14,560,531	JPMorgan Chase Bank N.A.	5/7/25	(71,593)
EUR	6,732,664	USD	7,298,734	JPMorgan Chase Bank N.A.	2/3/25	(314,269)
EUR	6,732,664	USD	7,059,387	JPMorgan Chase Bank N.A.	5/7/25	(42,764)
GBP	159,000	USD	198,141	JPMorgan Chase Bank N.A.	2/3/25	(997)
Total Unrealized Depreciation						(1,217,415)
Net Unrealized Appreciation						$ 402,093

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	256	March 2025	$ 30,428,672	$ 29,381,120	$ (1,047,552)
S&P 500 E-Mini Index	68	March 2025	20,535,268	20,628,650	93,382
S&P Midcap 400 E-Mini Index	114	March 2025	37,846,283	37,050,000	(796,283)
U.S. Treasury 5 Year Notes	508	March 2025	54,445,416	54,046,438	(398,978)
U.S. Treasury 10 Year Notes	45	March 2025	4,913,542	4,897,969	(15,573)
U.S. Treasury 10 Year Ultra Bonds	126	March 2025	14,217,417	14,033,250	(184,167)
U.S. Treasury Long Bonds	218	March 2025	25,633,428	24,831,563	(801,865)
U.S. Treasury Ultra Bonds	140	March 2025	17,428,096	16,585,625	(842,471)
Yen Denominated Nikkei 225 Index	250	March 2025	31,723,522	31,718,463	(5,059)
Total Long Contracts					(3,998,566)
Short Contracts
Canada 5 Year Bonds	(120)	March 2025	(9,269,631)	(9,426,773)	(157,142)
Euro STOXX 50 Index	(39)	March 2025	(2,014,070)	(2,140,665)	(126,595)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro-Bobl	(77)	March 2025	$ (9,534,164)	$ (9,380,285)	$ 153,879
FTSE 100 Index	(151)	March 2025	(15,571,082)	(16,215,549)	(644,467)
U.S. Treasury 2 Year Notes	(176)	March 2025	(36,225,531)	(36,190,000)	35,531
Total Short Contracts					(738,794)
Net Unrealized Depreciation					$ (4,737,360)

1.	As of January 31, 2025, cash in the amount of $11,260,592 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 36,820,347	$ —	$ 36,820,347
Corporate Bonds	—	139,994,360	—	139,994,360
Foreign Government Bonds	—	15,667,148	—	15,667,148
Loan Assignments	—	3,186,418	—	3,186,418
Mortgage-Backed Securities	—	142,383,405	—	142,383,405
U.S. Government & Federal Agencies	—	37,301,169	—	37,301,169
Total Long-Term Bonds	—	375,352,847	—	375,352,847
Common Stocks
Aerospace & Defense	13,934,047	5,239,702	—	19,173,749
Air Freight & Logistics	4,112,737	4,340,914	—	8,453,651
Automobile Components	—	7,283,260	—	7,283,260
Automobiles	—	3,742,375	—	3,742,375
Banks	41,821,209	7,724,669	—	49,545,878
Capital Markets	10,426,670	3,860,732	—	14,287,402
Construction & Engineering	—	3,455,775	—	3,455,775
Diversified Telecommunication Services	11,760,006	13,930,514	—	25,690,520
Food Products	5,729,006	3,570,581	—	9,299,587
Gas Utilities	—	3,563,800	—	3,563,800
Industrial Conglomerates	3,871,027	5,288,611	—	9,159,638
Industrial REITs	—	3,555,540	—	3,555,540
Insurance	20,823,060	16,498,848	—	37,321,908
Oil, Gas & Consumable Fuels	14,369,207	7,263,870	—	21,633,077
Personal Care Products	—	3,443,244	—	3,443,244
Pharmaceuticals	28,300,099	26,436,968	—	54,737,067
Technology Hardware, Storage & Peripherals	30,929,723	4,929,145	—	35,858,868
Tobacco	9,068,951	6,520,910	—	15,589,861
Wireless Telecommunication Services	2,758,871	3,502,077	—	6,260,948
All Other Industries	307,760,261	—	—	307,760,261
Total Common Stocks	505,664,874	134,151,535	—	639,816,409
Short-Term Investments
Affiliated Investment Company	2,892,215	—	—	2,892,215
Unaffiliated Investment Company	514,100	—	—	514,100
Total Short-Term Investments	3,406,315	—	—	3,406,315
Total Investments in Securities	509,071,189	509,504,382	—	1,018,575,571
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,619,508	—	1,619,508
Futures Contracts	282,792	—	—	282,792
Total Other Financial Instruments	282,792	1,619,508	—	1,902,300
Total Investments in Securities and Other Financial Instruments	$ 509,353,981	$ 511,123,890	$ —	$ 1,020,477,871
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,217,415)	$ —	$ (1,217,415)
Futures Contracts	(5,020,152)	—	—	(5,020,152)
Total Other Financial Instruments	$ (5,020,152)	$ (1,217,415)	$ —	$ (6,237,567)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Enduring Capital Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.9%
Air Freight & Logistics 3.1%
Expeditors International of Washington, Inc.	151,082	$ 17,159,894
Banks 3.4%
M&T Bank Corp.	91,351	18,383,475
Beverages 1.0%
Brown-Forman Corp., Class B	160,510	5,298,435
Capital Markets 4.2%
Brookfield Asset Management Ltd., Class A	149,411	8,939,260
Brookfield Corp.	227,313	13,911,556
		22,850,816
Chemicals 7.2%
Linde plc	47,197	21,055,526
Sherwin-Williams Co. (The)	51,932	18,599,965
		39,655,491
Commercial Services & Supplies 11.0%
Cintas Corp.	99,042	19,864,854
Copart, Inc. (a)	419,542	24,304,068
Waste Connections, Inc.	87,410	16,063,336
		60,232,258
Consumer Finance 2.9%
Credit Acceptance Corp. (a)	31,892	16,193,801
Consumer Staples Distribution & Retail 4.0%
Costco Wholesale Corp.	22,622	22,166,845
Containers & Packaging 1.9%
Ball Corp.	186,084	10,364,879
Electronic Equipment, Instruments & Components 2.6%
CDW Corp.	70,785	14,096,125
Financial Services 4.4%
Berkshire Hathaway, Inc., Class B (a)	50,933	23,870,769
Ground Transportation 5.1%
Canadian National Railway Co.	110,890	11,583,803
Old Dominion Freight Line, Inc.	87,861	16,307,880
		27,891,683
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	20,273	10,997,900

	Shares	Value
Common Stocks
Household Durables 5.2%
NVR, Inc. (a)	3,571	$ 28,625,779
Insurance 11.0%
Markel Group, Inc. (a)	15,477	28,304,028
Progressive Corp. (The)	129,196	31,839,062
		60,143,090
Life Sciences Tools & Services 2.0%
Danaher Corp.	48,687	10,844,542
Machinery 10.6%
Deere & Co.	24,291	11,576,119
Fortive Corp.	126,116	10,257,014
IDEX Corp.	49,782	11,166,601
PACCAR, Inc.	223,759	24,810,398
		57,810,132
Software 8.3%
Constellation Software, Inc.	13,394	43,803,592
Lumine Group, Inc. (a)	51,296	1,360,622
		45,164,214
Specialized REITs 3.1%
American Tower Corp.	42,615	7,881,644
Public Storage	29,702	8,865,453
		16,747,097
Specialty Retail 3.4%
O'Reilly Automotive, Inc. (a)	14,205	18,387,236
Trading Companies & Distributors 3.5%
Watsco, Inc.	39,700	19,000,023
Total Common Stocks (Cost $339,481,693)		545,884,484

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(b)(c)	16,496	—
Total Warrants (Cost $0)		—

	Shares	Value

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.184% (d)	1,059,844	$ 1,059,844
Total Short-Term Investment (Cost $1,059,844)		1,059,844
Total Investments (Cost $340,541,537)	100.1%	546,944,328
Other Assets, Less Liabilities	(0.1)	(710,230)
Net Assets	100.0%	$ 546,234,098

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,636	$ 15,834	$ (29,410)	$ —	$ —	$ 1,060	$ 104	$ —	1,060
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 545,884,484	$ —	$ —	$ 545,884,484
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	1,059,844	—	—	1,059,844
Total Investments in Securities	$ 546,944,328	$ —	$ —	$ 546,944,328

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Convertible Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.0% ‡
Corporate Bond 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 4,000	$ 6,198
Total Long-Term Bonds (Cost $4,000)		6,198

Convertible Securities 93.2%
Convertible Bonds 85.7%
Automobile Components 1.6%
Patrick Industries, Inc.
1.75%, due 12/1/28	16,362,000	25,387,675
Automobiles 1.9%
Ford Motor Co.
(zero coupon), due 3/15/26	24,038,000	23,497,145
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	7,302,399
		30,799,544
Beverages 0.6%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,337,139
Biotechnology 8.0%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	6,271,386
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	29,284,000	27,134,937
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	8,746,000	7,809,596
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	30,763,000	28,957,212
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	21,179,916
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	13,950,000	13,477,293
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	21,930,791
		126,761,131
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	15,334,702

	Principal Amount	Value
Convertible Bonds
Commercial Services & Supplies 1.9%
Tetra Tech, Inc.
2.25%, due 8/15/28	$ 26,609,000	$ 30,085,104
Communications Equipment 0.9%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	13,970,000	13,826,823
Consumer Finance 0.4%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (b)	6,050,000	6,022,775
Consumer Staples Distribution & Retail 1.2%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	13,948,000	19,020,703
Electric Utilities 3.8%
NRG Energy, Inc.
2.75%, due 6/1/48	14,001,000	34,940,896
PG&E Corp.
4.25%, due 12/1/27	24,558,000	25,110,094
		60,050,990
Electrical Equipment 0.2%
Array Technologies, Inc.
1.00%, due 12/1/28	4,814,000	3,748,903
Electronic Equipment, Instruments & Components 2.1%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	20,053,572
OSI Systems, Inc.
2.25%, due 8/1/29 (b)	11,550,000	13,844,533
		33,898,105
Energy Equipment & Services 1.0%
Oil States International, Inc.
4.75%, due 4/1/26	16,250,000	15,900,625
Entertainment 2.0%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	17,129,387
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	13,975,000	14,582,913
		31,712,300

	Principal Amount	Value
Convertible Bonds
Financial Services 3.2%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (b)	$ 5,800,000	$ 5,698,500
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,900,000	11,894,050
Global Payments, Inc.
1.50%, due 3/1/31 (b)	12,415,000	12,216,360
Shift4 Payments, Inc.
0.50%, due 8/1/27	18,090,000	21,273,840
		51,082,750
Food Products 1.7%
Post Holdings, Inc.
2.50%, due 8/15/27	23,895,000	26,762,400
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	17,288,000	20,140,520
Health Care Equipment & Supplies 11.4%
CONMED Corp.
2.25%, due 6/15/27	23,095,000	21,801,680
DexCom, Inc.
0.25%, due 11/15/25	16,375,000	15,927,948
Envista Holdings Corp.
1.75%, due 8/15/28	13,795,000	12,536,206
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,776,694
Integer Holdings Corp.
2.125%, due 2/15/28	17,324,000	29,554,744
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	7,547,000	7,967,018
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	32,514,221
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	23,436,000	32,496,339
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	8,060,190
TransMedics Group, Inc.
1.50%, due 6/1/28	9,997,000	10,634,985
		180,270,025
Health Care REITs 1.3%
Welltower OP LLC
3.125%, due 7/15/29 (b)	17,483,000	20,953,375

	Principal Amount	Value
Convertible Bonds
Health Care Technology 0.7%
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	$ 11,764,000	$ 10,517,016
Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	12,566,000	12,157,605
Hotels, Restaurants & Leisure 7.0%
Booking Holdings, Inc.
0.75%, due 5/1/25	10,000,000	25,230,113
Carnival Corp.
5.75%, due 12/1/27	13,045,000	28,679,432
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	9,585,958
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,768,137
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	2,983,734
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	22,060,419
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,620,000	19,364,285
		110,672,078
Household Durables 0.8%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	13,302,000	13,395,114
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (b)	7,412,000	7,282,290
Interactive Media & Services 1.3%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	11,781,435
Snap, Inc.
0.50%, due 5/1/30 (b)	4,705,000	4,152,162
Ziff Davis, Inc.
1.75%, due 11/1/26	5,220,000	4,913,325
		20,846,922
IT Services 2.1%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	17,358,600
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,465,114

	Principal Amount	Value
Convertible Bonds
IT Services
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	$ 8,175,000	$ 10,750,125
		33,573,839
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	11,618,620
Media 1.5%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,263,000	9,212,054
Sirius XM Holdings, Inc.
3.75%, due 3/15/28 (a)	13,850,000	14,739,862
		23,951,916
Oil, Gas & Consumable Fuels 2.8%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	14,590,000	12,520,409
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	14,910,821
Permian Resources Operating LLC
3.25%, due 4/1/28	6,754,000	17,337,216
		44,768,446
Passenger Airlines 2.3%
American Airlines Group, Inc.
6.50%, due 7/1/25 (a)	7,040,000	8,032,243
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	27,628,024
		35,660,267
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	17,252,000	16,076,067
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,247,000	12,568,484
Pacira BioSciences, Inc.
0.75%, due 8/1/25	1,000	977
		28,645,528
Professional Services 0.3%
Parsons Corp.
2.625%, due 3/1/29 (b)	3,638,000	3,949,049
Semiconductors & Semiconductor Equipment 4.5%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	15,816,000	14,957,982

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
Impinj, Inc.
1.125%, due 5/15/27	$ 4,665,000	$ 6,198,633
MKS Instruments, Inc.
1.25%, due 6/1/30 (b)	15,811,000	16,083,801
ON Semiconductor Corp.
0.50%, due 3/1/29	23,069,000	20,811,870
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	7,392,709
Synaptics, Inc.
0.75%, due 12/1/31 (b)	4,650,000	5,059,332
		70,504,327
Software 10.5%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,512,880
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (b)	6,990,000	7,496,775
Datadog, Inc.
(zero coupon), due 12/1/29 (b)	14,115,000	13,888,927
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	11,830,592
Five9, Inc.
1.00%, due 3/15/29 (b)	5,835,000	5,287,611
Guidewire Software, Inc.
1.25%, due 11/1/29 (b)	11,315,000	12,305,062
Nice Ltd.
(zero coupon), due 9/15/25	21,739,000	21,141,177
Nutanix, Inc.
0.25%, due 10/1/27	16,097,000	21,151,458
Palo Alto Networks, Inc.
0.375%, due 6/1/25	2,580,000	9,576,960
Progress Software Corp.
3.50%, due 3/1/30 (b)	3,590,000	3,940,025
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	5,265,650
Rapid7, Inc.
1.25%, due 3/15/29	6,025,000	5,594,473
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	17,805,056
Vertex, Inc.
0.75%, due 5/1/29 (b)	4,856,000	8,207,984
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,910,838
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	11,795,504
		166,710,972

	Principal Amount	Value
Convertible Bonds
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	$ 9,505,000	$ 14,228,985
Technology Hardware, Storage & Peripherals 1.7%
Seagate HDD Cayman
3.50%, due 6/1/28	13,575,000	17,543,991
Western Digital Corp.
3.00%, due 11/15/28	6,875,000	9,709,917
		27,253,908
Total Convertible Bonds (Cost $1,207,979,434)		1,356,832,471

	Shares

Convertible Preferred Stocks 7.5%
Aerospace & Defense 0.9%
Boeing Co. (The)
6.00%	226,200	13,569,738
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	14,776,128
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,734,173
		28,510,301
Capital Markets 0.8%
ARES Management Corp.
Series B
6.75%	195,700	11,877,033
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	450,000	18,666,000
Financial Services 1.6%
Apollo Global Management, Inc.
6.75%	289,050	25,748,574
Machinery 0.8%
Chart Industries, Inc.
Series B
6.75%	163,900	12,743,225

	Shares	Value
Convertible Preferred Stocks
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.
7.625%	113,250	$ 6,922,972
Total Convertible Preferred Stocks (Cost $100,887,516)		118,037,843
Total Convertible Securities (Cost $1,308,866,950)		1,474,870,314
Common Stock 0.5%
Life Sciences Tools & Services 0.5%
Danaher Corp.	36,473	8,123,996
Total Common Stock (Cost $9,283,624)		8,123,996
Short-Term Investments 6.4%
Affiliated Investment Company 6.0%
NYLI U.S. Government Liquidity Fund, 4.184% (d)(e)	95,375,554	95,375,554
Unaffiliated Investment Companies 0.4%
BlackRock Liquidity FedFund, 4.37% (e)(f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, 4.402% (e)(f)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.415% (e)(f)	2,471,420	2,471,420
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.407% (e)(f)	2,000,000	2,000,000
		6,471,420
Total Short-Term Investments (Cost $101,846,974)		101,846,974
Total Investments (Cost $1,420,001,548)	100.1%	1,584,847,482
Other Assets, Less Liabilities	(0.1)	(1,378,010)
Net Assets	100.0%	$ 1,583,469,472

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $6,363,345. The Fund received cash collateral with a value of $6,471,420.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of January 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of January 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 76,208	$ 92,207	$ (73,039)	$ —	$ —	$ 95,376	$ 802	$ —	95,376
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$ —	$ 6,198	$ —	$ 6,198
Total Corporate Bond	—	6,198	—	6,198
Convertible Securities
Convertible Bonds	—	1,356,832,471	—	1,356,832,471
Convertible Preferred Stocks	118,037,843	—	—	118,037,843
Total Convertible Securities	118,037,843	1,356,832,471	—	1,474,870,314
Common Stock	8,123,996	—	—	8,123,996
Short-Term Investments
Affiliated Investment Company	95,375,554	—	—	95,375,554
Unaffiliated Investment Companies	6,471,420	—	—	6,471,420
Total Short-Term Investments	101,846,974	—	—	101,846,974
Total Investments in Securities	$ 228,008,813	$ 1,356,838,669	$ —	$ 1,584,847,482

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.8%
Convertible Bonds 0.8%
Energy-Alternate Sources 0.3%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 23,685,000	$ 22,565,884
2.50%, due 6/15/26	16,000,000	15,201,236
		37,767,120
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,655,000
1.125%, due 3/15/28	23,145,000	19,196,463
		24,851,463
Oil & Gas 0.3%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	2,201,000	28,064,333
Total Convertible Bonds (Cost $64,769,957)		90,682,916
Corporate Bonds 86.9%
Advertising 0.9%
Lamar Media Corp.
3.625%, due 1/15/31	33,590,000	29,996,911
3.75%, due 2/15/28	17,000,000	16,190,926
4.00%, due 2/15/30	33,500,000	30,905,244
4.875%, due 1/15/29	11,000,000	10,681,329
Outfront Media Capital LLC (a)
5.00%, due 8/15/27	12,000,000	11,802,256
7.375%, due 2/15/31	5,000,000	5,239,105
		104,815,771
Aerospace & Defense 2.5%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	6,500,000	6,644,956
Efesto Bidco SpA
7.50%, due 2/15/32	9,000,000	9,000,000
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	23,280,000	23,306,074
TransDigm, Inc.
4.625%, due 1/15/29	27,950,000	26,455,676
4.875%, due 5/1/29	13,245,000	12,572,846
5.50%, due 11/15/27	14,000,000	13,864,963
6.00%, due 1/15/33 (a)	30,000,000	29,603,154
6.375%, due 3/1/29 (a)	78,065,000	78,847,289
6.625%, due 3/1/32 (a)	33,150,000	33,715,904
6.75%, due 8/15/28 (a)	31,380,000	31,936,022

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.875%, due 12/15/30 (a)	$ 12,250,000	$ 12,547,859
7.125%, due 12/1/31 (a)	11,560,000	11,937,099
		290,431,842
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	5,000,000	4,975,777
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	5,833,333	5,829,998
5.75%, due 4/20/29	10,000,000	9,975,552
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,163,063
		22,968,613
Auto Manufacturers 0.8%
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	4,997,814
5.25%, due 3/1/26	10,000,000	10,033,521
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	51,440,000	54,787,818
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	17,585,000	17,505,683
		87,324,836
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	16,000,000	15,980,160
7.00%, due 4/15/28	3,340,000	3,384,168
8.25%, due 4/15/31	5,000,000	5,185,550
Clarios Global LP
6.75%, due 2/15/30 (a)	3,100,000	3,148,639
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	20,605,000	20,992,662
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	40,152,306
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	39,000,000	39,105,720
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	17,250,000	17,218,758
Phinia, Inc. (a)
6.625%, due 10/15/32	13,735,000	13,763,404
6.75%, due 4/15/29	16,150,000	16,590,960
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	37,925,000	32,982,250
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	22,608,432

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
ZF North America Capital, Inc.
7.125%, due 4/14/30 (a)	$ 5,000,000	$ 4,999,861
		236,112,870
Banks 0.0% ‡
JPMorgan Chase & Co.
Series OO
6.50% (5 Year Treasury Constant Maturity Rate + 2.152%), due 4/1/30 (d)(e)	2,800,000	2,831,050
Building Materials 2.1%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	8,385,000	8,492,102
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	33,454,734
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	33,195,000	32,368,863
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,379,454
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,667,452
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	8,500,000	8,297,952
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	55,355,000	55,492,834
6.75%, due 3/1/33	20,025,000	20,075,062
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	12,000,000	12,119,076
Summit Materials LLC (a)
5.25%, due 1/15/29	14,480,000	14,650,097
6.50%, due 3/15/27	22,730,000	22,730,000
7.25%, due 1/15/31	9,000,000	9,708,750
		244,436,376
Chemicals 3.3%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (1.25% Cash and 5.85% PIK), due 9/30/29	38,754,566	25,481,127
10.425% (10.425% Cash or 11.175% PIK), due 9/30/29	15,629,421	15,707,568
Avient Corp. (a)
6.25%, due 11/1/31	5,655,000	5,643,833
7.125%, due 8/1/30	13,745,000	14,109,339
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,165,732
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	12,000,000	12,531,600
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	37,592,000	37,072,362
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	55,115,550	58,719,005

	Principal Amount	Value
Corporate Bonds
Chemicals
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	$ 5,000,000	$ 4,763,885
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	23,583,850
7.00%, due 12/1/31	11,235,000	11,333,688
8.50%, due 11/15/28	14,360,000	15,251,598
9.00%, due 2/15/30	22,710,000	24,226,133
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	15,152,000	15,369,598
9.75%, due 11/15/28	32,000,000	33,878,976
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	10,000,000	9,701,562
6.625%, due 5/1/29	9,380,000	9,095,783
SCIL IV LLC
5.375%, due 11/1/26 (a)	16,000,000	15,874,074
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	44,380,000	41,953,568
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	5,000,000	5,158,310
		383,621,591
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	12,550,000	13,253,578
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	14,075,000	14,403,905
		27,657,483
Commercial Services 3.0%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	16,360,000	15,853,123
Belron UK Finance plc
5.75%, due 10/15/29 (a)	15,360,000	15,222,118
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	23,880,000	24,556,926
GEO Group, Inc. (The)
8.625%, due 4/15/29	7,000,000	7,390,698
10.25%, due 4/15/31	14,000,000	15,330,674
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	43,449,779
Herc Holdings, Inc.
6.625%, due 6/15/29 (a)	12,930,000	13,214,861
Korn Ferry
4.625%, due 12/15/27 (a)	10,685,000	10,404,839
Matthews International Corp.
8.625%, due 10/1/27 (a)	12,100,000	12,707,577

	Principal Amount	Value
Corporate Bonds
Commercial Services
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	$ 14,625,000	$ 14,405,625
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	38,619,000	36,501,292
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	19,770,000	19,724,288
Service Corp. International
5.75%, due 10/15/32	4,000,000	3,930,448
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	13,500,000	13,854,740
United Rentals North America, Inc.
3.75%, due 1/15/32	4,790,000	4,247,559
3.875%, due 2/15/31	16,675,000	15,189,773
4.875%, due 1/15/28	12,760,000	12,583,490
5.25%, due 1/15/30	2,500,000	2,468,667
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	19,500,000	19,158,863
6.125%, due 6/15/25	17,550,000	17,518,936
6.625%, due 6/15/29	15,250,000	15,624,967
7.375%, due 10/1/31	11,515,000	12,040,533
WW International, Inc.
4.50%, due 4/15/29 (a)	21,010,000	4,223,439
		349,603,215
Computers 0.6%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	26,410,000	26,774,326
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	11,500,000	11,904,639
Gartner, Inc.
3.75%, due 10/1/30 (a)	7,000,000	6,417,652
McAfee Corp.
7.375%, due 2/15/30 (a)	18,485,000	18,211,198
		63,307,815
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	21,060,781
5.50%, due 6/1/28	20,505,000	20,216,813
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	22,195,000	21,764,750
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	40,485,000	35,995,954
5.125%, due 1/15/28	26,880,000	26,508,849
		125,547,147

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.8%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	$ 17,040,000	$ 16,940,287
Gates Corp.
6.875%, due 7/1/29 (a)	5,000,000	5,113,760
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	5,000,000	4,990,957
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,619,831
7.75%, due 3/15/31	28,245,000	29,741,223
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	16,515,000	17,204,501
		87,610,559
Diversified Financial Services 2.8%
AG Issuer LLC
6.25%, due 3/1/28 (a)	1,015,000	1,012,203
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	29,250,000	30,434,274
Aretec Group, Inc. (a)
7.50%, due 4/1/29	18,467,000	18,514,146
10.00%, due 8/15/30	11,600,000	12,747,286
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	5,000,000	5,255,890
Credit Acceptance Corp.
6.625%, due 3/15/26	31,000,000	31,027,869
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	5,868,444
Jane Street Group (a)
6.125%, due 11/1/32	26,525,000	26,397,046
7.125%, due 4/30/31	58,500,000	60,460,391
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	35,570,000	33,682,403
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	5,000,000	4,910,761
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	10,000,000	10,349,330
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	8,891,050
5.75%, due 9/15/31	8,000,000	7,653,084
7.125%, due 11/15/30	17,000,000	17,393,788
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	9,500,000	9,772,257
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	37,305,000	39,283,993
		323,654,215

	Principal Amount	Value
Corporate Bonds
Electric 2.8%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	$ 12,000,000	$ 12,133,264
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	24,940,000	24,128,674
DPL, Inc.
4.125%, due 7/1/25	17,825,000	17,766,272
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/28 (a)(c)(f)	5,295,700	5,295,700
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	14,000,000	12,764,721
Lightning Power LLC
7.25%, due 8/15/32 (a)	36,665,000	37,869,812
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	14,542,000	13,925,187
4.50%, due 9/15/27	5,000,000	4,743,800
NRG Energy, Inc. (a)
6.00%, due 2/1/33	10,000,000	9,770,382
6.25%, due 11/1/34	7,950,000	7,833,470
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	11,800,000	11,152,784
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,751,006
5.25%, due 7/1/30	15,000,000	14,106,597
7.375% (5 Year Treasury Constant Maturity Rate + 3.883%), due 3/15/55 (d)	5,000,000	4,857,998
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	55,045,000	58,716,667
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,728,881
Vistra Corp. (a)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,314,376
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (b)	35,500,000	36,396,943
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	10,957,838
		327,214,372
Electrical Components & Equipment 0.3%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,126,540
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,640,475
6.625%, due 3/15/32	20,720,000	21,184,522
		38,951,537
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	10,000,000	9,839,886

	Principal Amount	Value
Corporate Bonds
Electronics
Sensata Technologies, Inc.
6.625%, due 7/15/32 (a)	$ 5,750,000	$ 5,786,673
		15,626,559
Engineering & Construction 0.8%
Arcosa, Inc.
6.875%, due 8/15/32 (a)	23,360,000	23,944,117
Artera Services LLC
8.50%, due 2/15/31 (a)	19,380,000	19,148,310
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	13,864,223
Railworks Holdings LP
8.25%, due 11/15/28 (a)	6,575,000	6,656,199
TopBuild Corp.
4.125%, due 2/15/32 (a)	6,000,000	5,367,341
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	20,666,279
		89,646,469
Entertainment 4.1%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,295,000	10,437,857
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	19,355,000	18,398,681
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	36,550,000	35,547,050
6.50%, due 2/15/32	9,000,000	9,112,077
7.00%, due 2/15/30	19,750,000	20,356,542
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	5,000,000	4,998,398
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	53,025,000	51,667,671
5.50%, due 4/1/27	40,174,000	39,970,225
5.75%, due 4/1/30	27,000,000	26,672,053
6.75%, due 5/1/31	12,800,000	13,017,331
International Game Technology plc
6.25%, due 1/15/27 (a)	25,700,000	26,056,973
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	25,354,000	24,909,780
6.75%, due 2/15/29	8,775,000	8,547,220
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	16,665,000	17,191,664
7.50%, due 9/1/31	18,000,000	18,752,220
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,000,000	11,761,637
6.50%, due 5/15/27	41,280,000	41,965,724
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	10,750,000	10,429,237

	Principal Amount	Value
Corporate Bonds
Entertainment
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	$ 37,100,000	$ 37,547,018
Motion Bondco DAC
6.625%, due 11/15/27 (a)	20,500,000	19,744,142
Motion Finco SARL
8.375%, due 2/15/32 (a)(g)	14,785,000	14,878,353
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	14,000,000	13,975,839
		475,937,692
Environmental Control 0.1%
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,000,000	12,133,547
Food 1.8%
B&G Foods, Inc.
8.00%, due 9/15/28 (a)	14,795,000	15,331,629
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	26,080,000	28,245,553
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,703,911
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	19,509,000	19,331,786
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	19,000,000	17,863,466
6.125%, due 9/15/32	13,250,000	13,277,838
Post Holdings, Inc. (a)
5.50%, due 12/15/29	5,000,000	4,894,927
6.25%, due 10/15/34	5,000,000	4,872,475
6.375%, due 3/1/33	3,000,000	2,954,753
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	44,335,000	41,318,713
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	26,018,000	25,822,774
US Foods, Inc.
5.75%, due 4/15/33 (a)	7,500,000	7,291,057
		203,908,882
Forest Products & Paper 1.0%
Mercer International, Inc.
5.125%, due 2/1/29	71,575,000	63,491,141
12.875%, due 10/1/28 (a)	28,575,000	30,854,199
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	16,020,000	16,330,111
		110,675,451

	Principal Amount	Value
Corporate Bonds
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(d)	$ 12,025,000	$ 12,082,756
AmeriGas Partners LP
5.75%, due 5/20/27	5,000,000	4,761,308
5.875%, due 8/20/26	7,130,000	7,079,080
		23,923,144
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	7,250,000	7,311,535
6.05%, due 4/15/28	7,000,000	7,138,334
6.30%, due 2/15/30	5,000,000	5,156,389
6.40%, due 4/15/33	3,750,000	3,880,534
Werner FinCo. LP (a)
11.50%, due 6/15/28	7,350,000	8,091,916
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	14,027,871	14,185,685
		45,764,393
Healthcare-Products 1.6%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	32,540,000	34,068,078
Hologic, Inc. (a)
3.25%, due 2/15/29	39,100,000	35,943,039
4.625%, due 2/1/28	10,205,000	9,981,088
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	16,600,000	17,741,632
Teleflex, Inc.
4.25%, due 6/1/28 (a)	43,155,000	41,512,616
4.625%, due 11/15/27	3,525,000	3,459,999
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	40,202,000	41,590,577
		184,297,029
Healthcare-Services 2.9%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	10,000,000	9,509,013
5.50%, due 7/1/28	10,840,000	10,601,896
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	5,000,000	4,262,856
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	15,871,006
4.625%, due 6/1/30	15,790,000	14,691,704
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	25,107,087
4.625%, due 4/1/31	9,200,000	8,610,779
4.75%, due 2/1/30	26,890,000	25,867,301
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	14,035,000	14,090,115

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
HCA, Inc.
5.375%, due 2/1/25	$ 12,025,000	$ 12,025,000
7.50%, due 11/6/33	41,750,000	46,237,688
7.69%, due 6/15/25	10,000,000	10,102,951
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	28,991,872
5.00%, due 5/15/27	5,000,000	4,951,907
6.50%, due 5/15/30	6,000,000	6,121,842
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	20,278,000	17,949,812
8.375%, due 2/15/32	20,120,000	20,307,530
10.00%, due 6/1/32	10,200,000	9,943,483
11.00%, due 10/15/30	22,800,000	25,209,299
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,100,000	10,136,368
6.75%, due 5/15/31	10,000,000	10,233,690
		330,823,199
Holding Companies-Diversified 1.1%
Benteler International AG
10.50%, due 5/15/28 (a)	43,105,000	45,827,124
Clue Opco LLC
9.50%, due 10/15/31 (a)	20,000,000	21,109,200
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	27,878,940
7.625%, due 2/15/31	30,250,000	31,310,897
		126,126,161
Home Builders 1.6%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	17,360,000	17,298,030
Century Communities, Inc.
3.875%, due 8/15/29 (a)	15,245,000	13,884,710
6.75%, due 6/1/27	26,205,000	26,387,334
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	26,930,000	26,557,529
LGI Homes, Inc.
7.00%, due 11/15/32 (a)	9,400,000	9,353,000
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,668,643
4.95%, due 2/1/28	7,500,000	7,379,840
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,052,891
4.75%, due 4/1/29	6,250,000	5,942,875
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	13,341,450

	Principal Amount	Value
Corporate Bonds
Home Builders
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	$ 30,155,000	$ 29,997,084
		179,863,386
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,201,215
4.125%, due 4/30/31 (a)	14,875,000	13,347,998
		27,549,213
Housewares 0.9%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	13,345,000	13,291,397
Newell Brands, Inc.
6.375%, due 5/15/30	13,445,000	13,613,076
6.625%, due 5/15/32	6,930,000	6,998,432
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	27,461,000	24,365,580
4.375%, due 2/1/32	19,465,000	17,380,043
4.50%, due 10/15/29	26,750,000	25,122,573
		100,771,101
Insurance 1.1%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	11,500,000	11,763,131
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	11,800,000	11,552,536
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,631,318
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	4,685,000	4,685,000
HUB International Ltd.
7.25%, due 6/15/30 (a)	8,000,000	8,271,832
MGIC Investment Corp.
5.25%, due 8/15/28	25,957,000	25,743,790
NMI Holdings, Inc.
6.00%, due 8/15/29	5,675,000	5,751,807
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	18,050,000	18,484,445
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	19,210,000	19,034,830
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,437,160
		121,355,849
Internet 0.7%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	25,000,000	25,010,450

	Principal Amount	Value
Corporate Bonds
Internet
Gen Digital, Inc. (a)
6.75%, due 9/30/27	$ 10,000,000	$ 10,165,780
7.125%, due 9/30/30	8,000,000	8,230,640
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	4,500,000	4,159,300
5.25%, due 12/1/27	1,000,000	990,873
Netflix, Inc.
5.875%, due 11/15/28	20,000,000	20,760,746
VeriSign, Inc.
5.25%, due 4/1/25	15,391,000	15,392,522
		84,710,311
Investment Companies 0.4%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	4,000,000	3,690,859
5.25%, due 4/15/29	30,000,000	29,036,445
Icahn Enterprises LP
5.25%, due 5/15/27	8,000,000	7,753,927
6.25%, due 5/15/26	7,662,000	7,651,357
10.00%, due 11/15/29 (a)	2,000,000	2,041,609
		50,174,197
Iron & Steel 1.5%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,903,631
Big River Steel LLC
6.625%, due 1/31/29 (a)	41,082,000	41,397,345
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	5,465,000	5,600,188
8.125%, due 5/1/27	52,840,000	53,137,489
8.50%, due 5/1/30	20,129,000	20,825,101
9.25%, due 10/1/28	26,835,000	28,381,904
		172,245,658
Leisure Time 1.4%
Carnival Corp. (a)
4.00%, due 8/1/28	21,500,000	20,520,030
5.75%, due 3/1/27	45,795,000	45,890,803
6.00%, due 5/1/29	5,000,000	5,009,665
6.125%, due 2/15/33	7,000,000	7,017,338
7.00%, due 8/15/29	5,000,000	5,241,120
7.625%, due 3/1/26	9,110,000	9,125,760
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	25,400,000	27,032,026
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	10,235,000	8,689,718
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	9,000,000	9,140,525

	Principal Amount	Value
Corporate Bonds
Leisure Time
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	$ 4,895,000	$ 4,896,336
5.50%, due 4/1/28	15,000,000	15,044,430
		157,607,751
Lodging 1.8%
Boyd Gaming Corp.
4.75%, due 12/1/27	39,340,000	38,600,603
4.75%, due 6/15/31 (a)	52,375,000	48,864,162
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	34,949,513
4.875%, due 1/15/30	40,960,000	39,668,389
5.75%, due 5/1/28 (a)	12,500,000	12,509,379
5.875%, due 3/15/33 (a)	34,000,000	33,777,790
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,000,000	4,791,312
		213,161,148
Machinery—Construction & Mining 0.4%
Terex Corp. (a)
5.00%, due 5/15/29	11,000,000	10,582,461
6.25%, due 10/15/32	11,000,000	10,880,945
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,856,000	27,401,571
		48,864,977
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,536,784
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	17,643,739
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	17,291,000	17,432,890
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	53,221,000	52,626,575
		100,239,988
Media 5.8%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	16,000,000	14,977,699
Cable One, Inc.
4.00%, due 11/15/30 (a)	21,250,000	17,372,392
CCO Holdings LLC
4.25%, due 2/1/31 (a)	35,315,000	31,329,024
4.25%, due 1/15/34 (a)	23,750,000	19,403,038
4.50%, due 8/15/30 (a)	30,000,000	27,293,864
4.50%, due 5/1/32	58,000,000	50,309,560

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
4.75%, due 3/1/30 (a)	$ 31,835,000	$ 29,487,583
5.00%, due 2/1/28 (a)	24,000,000	23,362,123
5.125%, due 5/1/27 (a)	39,650,000	38,917,668
5.375%, due 6/1/29 (a)	12,495,000	12,075,784
CSC Holdings LLC (a)
5.50%, due 4/15/27	15,250,000	14,120,998
5.75%, due 1/15/30	20,500,000	11,897,965
6.50%, due 2/1/29	21,630,000	18,439,575
7.50%, due 4/1/28	11,650,000	8,582,881
11.25%, due 5/15/28	16,155,000	16,018,573
11.75%, due 1/31/29	18,750,000	18,657,877
Directv Financing LLC
5.875%, due 8/15/27 (a)	37,190,000	36,828,771
Gray Media, Inc.
10.50%, due 7/15/29 (a)	19,485,000	20,397,463
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	21,250,000	17,263,481
6.75%, due 10/15/27	59,087,000	54,075,926
Midcontinent Communications
8.00%, due 8/15/32 (a)	11,500,000	11,802,301
News Corp. (a)
3.875%, due 5/15/29	41,830,000	39,057,776
5.125%, due 2/15/32	14,695,000	14,022,527
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	10,675,000	7,785,166
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)(g)	21,795,000	21,916,205
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	9,425,000	9,254,982
5.50%, due 7/1/29	11,590,000	11,285,831
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(f)(i)	20,000,000	15,000,000
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	23,946,621
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	15,000,000	14,361,960
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	5,000,000	4,467,451
Ziggo BV
4.875%, due 1/15/30 (a)	12,000,000	11,241,010
		664,954,075
Metal Fabricate & Hardware 0.4%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	18,067,079
6.375%, due 6/15/30	14,615,000	14,750,846

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Vallourec SACA
7.50%, due 4/15/32 (a)	$ 11,900,000	$ 12,401,835
		45,219,760
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	21,300,000	22,093,915
Century Aluminum Co.
7.50%, due 4/1/28 (a)	39,080,000	39,460,014
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	21,985,000	21,806,269
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	24,130,000	23,815,124
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	22,250,000	22,216,890
8.625%, due 6/1/31	8,500,000	8,719,598
9.375%, due 3/1/29	15,000,000	15,852,435
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	43,085,000	42,204,256
		196,168,501
Miscellaneous—Manufacturing 1.4%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,297,096
5.625%, due 7/1/27	39,275,000	39,011,111
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	24,050,000	24,872,895
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,874,348
Enpro, Inc.
5.75%, due 10/15/26	26,809,000	26,736,341
Hillenbrand, Inc.
6.25%, due 2/15/29	6,000,000	6,053,130
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	22,855,000	22,509,225
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	19,775,000	20,568,274
		166,922,420
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	16,952,000	16,664,674
Oil & Gas 6.5%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	9,250,000	9,327,293
9.00%, due 11/1/27	11,295,000	13,974,637

	Principal Amount	Value
Corporate Bonds
Oil & Gas
California Resources Corp.
7.125%, due 2/1/26 (a)	$ 3,856,000	$ 3,856,910
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,493,698
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	5,500,000	5,470,543
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	19,915,000	19,545,832
6.75%, due 3/1/29	14,000,000	13,747,486
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	12,135,000	12,219,000
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	27,785,000	28,960,611
Encino Acquisition Partners Holdings LLC (a)
8.50%, due 5/1/28	44,140,000	45,345,199
8.75%, due 5/1/31	2,375,000	2,525,043
Expand Energy Corp.
5.375%, due 3/15/30	11,325,000	11,120,638
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,200,985
HF Sinclair Corp.
5.00%, due 2/1/28	4,650,000	4,627,126
6.375%, due 4/15/27	4,382,000	4,448,688
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,831,627
6.00%, due 2/1/31	12,845,000	12,168,973
6.25%, due 4/15/32	5,000,000	4,748,376
Matador Resources Co. (a)
6.25%, due 4/15/33	19,000,000	18,722,604
6.50%, due 4/15/32	11,000,000	11,027,291
6.875%, due 4/15/28	6,100,000	6,212,600
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	12,000,000	11,960,226
Murphy Oil Corp.
6.00%, due 10/1/32	10,000,000	9,661,292
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	12,200,000	12,441,255
Noble Finance II LLC
8.00%, due 4/15/30 (a)	38,500,000	39,171,709
Occidental Petroleum Corp.
5.55%, due 3/15/26	30,505,000	30,640,290
6.45%, due 9/15/36	6,850,000	7,027,025
7.15%, due 5/15/28	4,000,000	4,217,823
Parkland Corp. (a)
4.50%, due 10/1/29	26,035,000	24,406,912
4.625%, due 5/1/30	18,195,000	16,935,380
5.875%, due 7/15/27	15,025,000	14,984,222
6.625%, due 8/15/32	2,500,000	2,505,845

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	$ 18,867,000	$ 18,817,888
5.875%, due 7/1/29	7,000,000	6,947,788
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,250,000	1,188,813
8.25%, due 1/15/29	1,000,000	1,029,170
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,146,192
6.75%, due 8/1/29 (a)	12,000,000	12,004,764
7.00%, due 8/1/32 (a)	8,935,000	8,922,118
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,940,799
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,000,000	24,958,752
9.375%, due 2/1/31	29,500,000	30,652,152
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	40,500,000	38,458,075
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	10,892,308	11,166,075
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	32,229,000	32,239,345
Transocean, Inc.
8.75%, due 2/15/30 (a)	43,201,250	45,057,435
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	3,500,000	3,477,149
Vital Energy, Inc. (a)
7.75%, due 7/31/29	20,958,000	21,032,988
7.875%, due 4/15/32	20,150,000	19,873,659
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	20,055,000	19,795,291
		747,235,592
Oil & Gas Services 0.7%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	37,250,000	37,448,505
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	21,271,068
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,520,450
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	15,370,000	15,940,366
		85,180,389
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	11,306,000	11,208,096
5.375%, due 1/15/28	20,885,000	20,448,418

	Principal Amount	Value
Corporate Bonds
Packaging & Containers
TriMas Corp.
4.125%, due 4/15/29 (a)	$ 3,000,000	$ 2,780,128
		34,436,642
Pharmaceuticals 2.7%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	10,630,000	10,645,445
180 Medical, Inc.
3.875%, due 10/15/29 (a)	20,670,000	19,124,541
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	22,000,000	21,587,500
7.00%, due 1/15/28	7,000,000	5,001,990
7.25%, due 5/30/29	4,250,000	2,688,125
9.00%, due 12/15/25	31,750,000	30,787,975
11.00%, due 9/30/28	23,372,000	21,797,769
14.00%, due 10/15/30	1,974,000	1,798,498
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,081,000	28,070,892
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	42,950,000	45,941,639
Jazz Securities DAC
4.375%, due 1/15/29 (a)	55,810,000	53,162,145
Organon & Co. (a)
4.125%, due 4/30/28	34,040,000	32,286,242
5.125%, due 4/30/31	26,870,000	24,323,675
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	10,000,000	9,097,331
6.625%, due 4/1/30	11,750,000	11,314,214
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (f)(h)	62,797,000	—
		317,627,981
Pipelines 4.8%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	15,310,000	15,307,924
5.75%, due 1/15/28	14,995,000	14,942,625
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,629,669
6.875%, due 7/1/29	17,708,000	18,128,813
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	1,500,000	1,382,363
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	7,255,000	6,710,593
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,584,643
4.95%, due 5/15/28	16,000,000	16,023,178
EQM Midstream Partners LP (a)
6.50%, due 7/1/27	6,500,000	6,633,660

	Principal Amount	Value
Corporate Bonds
Pipelines
EQM Midstream Partners LP (a)
7.50%, due 6/1/27	$ 5,000,000	$ 5,125,445
7.50%, due 6/1/30	4,935,000	5,315,745
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	33,465,000	35,397,336
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,504,970
8.00%, due 1/15/27	11,521,000	11,726,339
8.00%, due 5/15/33	4,705,000	4,705,988
8.25%, due 1/15/29	7,980,000	8,166,780
Global Partners LP
6.875%, due 1/15/29	2,500,000	2,535,525
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	27,282,203
7.50%, due 5/15/32	7,000,000	7,284,536
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,305,211
5.625%, due 2/15/26	5,000,000	5,001,705
6.50%, due 6/1/29	7,500,000	7,651,665
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,120,000	25,346,618
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	18,125,000	17,672,714
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	3,006,045
6.00%, due 6/1/26	16,000,000	16,093,712
Plains All American Pipeline LP
Series B
8.895% (3 Month SOFR + 4.372%), due 3/2/25 (b)(d)(e)	45,303,000	45,135,537
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,975,730
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	3,000,000	2,816,105
4.95%, due 7/15/29	8,250,000	7,909,278
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (a)(d)	10,000,000	10,284,750
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,227,450
6.00%, due 3/1/27	19,000,000	18,911,494
7.375%, due 2/15/29	29,250,000	29,772,785
TransMontaigne Partners LP
6.125%, due 2/15/26	26,447,000	26,307,643
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	4,000,000	4,088,316
8.125%, due 6/1/28	14,110,000	14,745,641
9.50%, due 2/1/29	16,865,000	18,799,500

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
4.65%, due 7/1/26	$ 5,000,000	$ 4,981,420
4.75%, due 8/15/28	12,000,000	11,809,426
		552,231,080
Real Estate Investment Trusts 2.3%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	7,500,000	7,725,105
CTR Partnership LP
3.875%, due 6/30/28 (a)	11,000,000	10,446,982
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,987,100
5.375%, due 4/15/26	5,620,000	5,629,200
MPT Operating Partnership LP
4.625%, due 8/1/29	18,085,000	13,815,998
5.00%, due 10/15/27	51,565,000	46,178,191
5.25%, due 8/1/26	20,415,000	20,418,705
8.50%, due 2/15/32 (a)(g)	12,250,000	12,439,972
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,535,582
4.75%, due 10/15/27	28,050,000	27,470,487
6.50%, due 4/1/32 (a)	16,250,000	16,373,581
7.25%, due 7/15/28 (a)	8,660,000	8,979,164
Uniti Group LP (a)
4.75%, due 4/15/28	13,685,000	12,997,799
6.50%, due 2/15/29	11,500,000	10,491,294
10.50%, due 2/15/28	21,000,000	22,452,822
VICI Properties LP (a)
4.625%, due 6/15/25	10,000,000	9,977,712
5.75%, due 2/1/27	20,000,000	20,186,300
		265,105,994
Retail 5.6%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	22,685,000	21,649,677
4.00%, due 10/15/30	55,052,000	49,851,986
5.625%, due 9/15/29	13,000,000	12,944,646
6.125%, due 6/15/29	19,500,000	19,765,590
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,447,756
4.625%, due 11/15/29 (a)	10,005,000	9,507,697
4.75%, due 3/1/30	18,525,000	17,588,735
5.00%, due 2/15/32 (a)	14,110,000	13,202,102
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	17,640,000	17,649,455
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	12,190,000	12,754,726

	Principal Amount	Value
Corporate Bonds
Retail
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	$ 16,875,000	$ 16,012,070
6.375%, due 1/15/30	5,780,000	5,874,832
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	30,613,464
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,073,779
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	49,500,000	46,939,721
8.25%, due 8/1/31	17,300,000	18,163,962
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,177,823
5.625%, due 5/1/27	16,817,000	16,779,083
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	21,634,000	19,645,773
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	4,000,000	3,811,951
PetSmart, Inc. (a)
4.75%, due 2/15/28	10,500,000	10,063,341
7.75%, due 2/15/29	19,000,000	18,938,682
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	75,030,000	71,849,053
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	10,000,000	9,418,441
4.875%, due 11/15/31	16,295,000	15,028,261
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	36,572,826
4.625%, due 1/31/32	45,300,000	42,177,865
4.75%, due 1/15/30 (a)	31,185,000	29,938,280
5.375%, due 4/1/32	30,000,000	29,339,376
		643,780,953
Software 3.8%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	13,784,000	13,786,619
Camelot Finance SA
4.50%, due 11/1/26 (a)	19,590,000	19,232,457
Central Parent LLC
8.00%, due 6/15/29 (a)	10,500,000	10,175,067
Central Parent, Inc.
7.25%, due 6/15/29 (a)	14,120,000	13,410,902
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,609,000	29,781,842
4.875%, due 7/1/29	71,281,000	66,817,427
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	14,985,000	14,730,083
8.25%, due 6/30/32	1,710,000	1,777,401

	Principal Amount	Value
Corporate Bonds
Software
Dun & Bradstreet Corp. (The)
5.00%, due 12/15/29 (a)	$ 8,000,000	$ 7,775,922
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	11,250,000	11,266,492
MSCI, Inc. (a)
3.625%, due 9/1/30	16,530,000	15,143,004
3.875%, due 2/15/31	12,000,000	10,984,818
4.00%, due 11/15/29	16,580,000	15,696,928
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	19,642,637
3.875%, due 12/1/29	10,000,000	9,169,436
6.90%, due 12/1/27	11,340,000	11,727,034
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	37,897,000	34,749,893
4.125%, due 12/1/31	7,350,000	6,587,689
PTC, Inc. (a)
3.625%, due 2/15/25	9,000,000	8,983,399
4.00%, due 2/15/28	36,369,000	34,898,703
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,672,691
6.50%, due 6/1/32	14,250,000	14,483,116
UKG, Inc.
6.875%, due 2/1/31 (a)	37,560,000	38,347,295
		436,840,855
Telecommunications 1.7%
Connect Finco SARL
9.00%, due 9/15/29 (a)	6,250,000	5,602,049
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,918,149
5.875%, due 10/15/27	7,500,000	7,502,153
8.625%, due 3/15/31	12,140,000	12,970,072
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	1,980,000	1,365,312
Iliad Holding SASU
7.00%, due 4/15/32 (a)	8,780,000	8,902,551
Sable International Finance Ltd.
7.125%, due 10/15/32 (a)	3,000,000	2,931,360
Sprint Capital Corp.
6.875%, due 11/15/28	71,320,000	75,665,188
T-Mobile USA, Inc.
5.375%, due 4/15/27	26,000,000	26,035,204
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	7,500,000	7,602,533
Windstream Services LLC
8.25%, due 10/1/31 (a)	33,000,000	34,155,693
		190,650,264

	Principal Amount	Value
Corporate Bonds
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	$ 15,665,000	$ 15,725,702
Transportation 0.6%
RXO, Inc.
7.50%, due 11/15/27 (a)	2,000,000	2,050,000
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	22,927,659
Watco Cos. LLC
7.125%, due 8/1/32 (a)	41,275,000	42,787,894
		67,765,553
Total Corporate Bonds (Cost $10,104,972,926)		10,042,981,609
Loan Assignments 7.1%
Aerospace & Defense 0.3%
Chromalloy Corp.
First Lien Term Loan 8.06% - 8.061%
(3 Month SOFR + 3.75%), due 3/27/31 (d)	20,895,000	20,912,406
Terex Corp.
First Lien U.S. Term Loan
6.312% (1 Month SOFR + 2.00%), due 10/8/31 (d)	10,000,000	10,053,570
TransDigm, Inc.
First Lien Tranche Term Loan L
6.829% (3 Month SOFR + 2.50%), due 1/19/32 (d)	6,483,750	6,513,011
		37,478,987
Automobile 0.4%
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loan
7.273% (3 Month SOFR + 2.75%), due 10/16/31 (d)	11,970,000	12,069,746
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.065% (1 Month SOFR + 2.75%), due 1/14/32 (d)	12,900,000	12,891,937
Tenneco, Inc.
First Lien Term Loan B 9.429% - 9.621%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	20,550,000	19,779,375
		44,741,058
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.812% (1 Month SOFR + 3.50%), due 10/10/29 (d)	8,472,500	8,483,091

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.428% (3 Month SOFR + 4.00%), due 12/9/31 (d)	$ 13,000,000	$ 13,065,000
		21,548,091
Broadcasting & Entertainment 0.0% ‡
Gray Television, Inc.
First Lien Term Loan B
9.587% (1 Month SOFR + 5.25%), due 5/23/29 (d)	1,740,000	1,645,749
Buildings & Real Estate 0.0% ‡
GEO Group, Inc. (The)
First Lien Term Loan
9.56% (1 Month SOFR + 5.25%), due 4/16/29 (d)	4,990,575	5,040,481
Capital Equipment 0.4%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.579% (3 Month SOFR + 4.25%), due 10/4/28 (d)	7,920,000	7,603,200
Dynamo US Bidco, Inc.
First Lien USD Facility Term Loan B
8.262% (6 Month SOFR + 4.00%), due 10/1/31 (d)	11,970,000	12,097,181
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.829% (3 Month SOFR + 2.50%), due 8/4/31 (d)	10,872,750	10,910,131
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
7.737% (6 Month SOFR + 3.50%), due 4/30/30 (d)	16,830,636	16,945,640
		47,556,152
Cargo Transport 0.2%
Clue Opco LLC
First Lien Term Loan B
8.791% (3 Month SOFR + 4.50%), due 12/19/30 (d)	22,293,333	22,324,678
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.079% (3 Month SOFR + 7.75%), due 9/28/29 (d)	15,634,097	15,726,182
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.676% (1 Month SOFR + 4.25%), due 3/16/29 (d)	10,971,204	10,991,775

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.562% (1 Month SOFR + 2.25%), due 5/5/28 (d)	$ 21,054,401	$ 21,109,964
		32,101,739
Construction & Buildings 0.0% ‡
Arcosa, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 8/15/31 (d)	3,000,000	3,026,250
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.062% (1 Month SOFR + 2.75%), due 1/31/31 (d)	11,023,603	11,033,943
Proofpoint, Inc.
First Lien Term Loan
7.312% (1 Month SOFR + 3.00%), due 8/31/28 (d)	7,635,294	7,676,334
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.087% (1 Month SOFR + 1.75%), due 3/2/27 (d)	7,406,624	7,423,600
		26,133,877
Energy (Electricity) 0.5%
Alpha Generation LLC
First Lien Initial Term Loan B
7.062% (1 Month SOFR + 2.75%), due 9/30/31 (d)	12,967,500	13,026,930
Lightning Power LLC
First Lien Initial Term Loan B
7.579% (3 Month SOFR + 3.25%), due 8/18/31 (d)	9,975,000	10,019,529
nVent Electric plc
First Lien Term Loan B
8.245% (1 Year SOFR + 3.50%), due 9/12/31 (d)	14,000,000	14,113,750
Talen Energy Supply LLC (d)
First Lien Initial Term Loan B
7.023% (3 Month SOFR + 2.50%), due 5/17/30	5,876,229	5,890,919
First Lien 2024-1 Incremental Term Loan B
7.023% (3 Month SOFR + 2.50%), due 12/11/31	13,500,000	13,550,625
		56,601,753
Finance 0.5%
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B5
8.048% (1 Month SOFR + 3.75%), due 12/11/28 (d)	2,000,000	1,997,500
Osaic Holdings, Inc.
First Lien Term Loan B4
7.857% (1 Month SOFR + 3.50%), due 8/17/28 (d)	17,711,111	17,790,811

	Principal Amount	Value
Loan Assignments
Finance
Realtruck Group, Inc.
First Lien Term Loan
9.457% (1 Year SOFR + 5.25%), due 1/31/28 (d)	$ 15,200,000	$ 14,972,000
RealTruck Group, Inc.
First Lien Initial Term Loan
7.926% (1 Month SOFR + 3.50%), due 1/31/28 (d)	18,875,017	18,088,551
		52,848,862
Healthcare & Pharmaceuticals 0.0% ‡
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
9.662% (1 Month SOFR + 5.25%), due 2/1/27 (d)	3,352,113	3,248,757
Healthcare, Education & Childcare 0.6%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.312% (1 Month SOFR + 4.00%), due 4/23/31 (d)	31,221,750	31,416,886
LifePoint Health, Inc.
First Lien Term Loan B1
8.052% (3 Month SOFR + 3.75%), due 5/19/31 (d)	25,151,600	25,046,793
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.549% (1 Month SOFR + 2.25%), due 5/19/31 (d)	8,359,355	8,390,702
		64,854,381
High Tech Industries 0.2%
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.579% (3 Month SOFR + 3.25%), due 7/6/29 (d)	10,972,500	10,456,793
Open Text Corp.
First Lien Term Loan B
6.062% (1 Month SOFR + 1.75%), due 1/31/30 (d)	12,599,066	12,607,658
		23,064,451
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.562% (1 Month SOFR + 2.25%), due 2/6/31 (d)	8,932,500	8,954,831
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
First Lien 2025 Repricing Advance Term Loan
6.302% (1 Month SOFR + 2.00%), due 8/9/27 (d)	5,508,579	5,522,351
Life Time, Inc.
First Lien 2024 New Term Loan
6.796% (3 Month SOFR + 2.50%), due 10/22/31 (d)	10,600,000	10,641,955
		16,164,306

	Principal Amount	Value
Loan Assignments
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (d)	$ 36,121,181	$ 35,839,002
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (d)
First Lien First Out Delayed Draw Commitment Term Loan
4.348% (1 Month SOFR + 7.00%), due 6/9/28	1,609,559	1,628,343
First Lien Initial Term Loan
8.776% (3 Month SOFR + 4.00%), due 6/9/28	26,052,347	23,219,154
First Lien First Out Term Loan
11.776% (3 Month SOFR + 7.00%), due 6/11/28	6,075,245	6,146,143
		30,993,640
Oil & Gas 0.6%
New Fortress Energy, Inc.
First Lien Initial Term Loan
9.291% (3 Month SOFR + 5.00%), due 10/30/28 (d)	24,502,500	24,361,611
PetroQuest Energy LLC (b)(c)(f)
First Lien Term Loan
8.00% (14.50% PIK), due 11/1/31	5,078,690	5,078,690
First Lien Term Loan
14.00% (15.00% PIK) (PRIME + 6.50%), due 11/10/25 (d)	27,452,375	1,921,666
First Lien 2020 Term Loan
14.262% (15.00% PIK), due 9/19/26	2,834,653	2,834,653
Prairie Acquiror LP
First Lien Term Loan B3
8.562% (1 Month SOFR + 4.25%), due 8/1/29 (d)	10,421,381	10,503,887
Thunder Generation Funding LLC
First Lien Term Loan
7.329% (3 Month SOFR + 3.00%), due 9/26/31 (d)	8,229,375	8,271,995
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.562% (1 Month SOFR + 3.25%), due 11/17/28 (d)	18,091,446	18,278,005
		71,250,507
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B
7.552% (1 Month SOFR + 3.25%), due 1/23/32 (d)	99,067,552	99,342,762
Retail Store 0.2%
PetSmart LLC
First Lien Initial Term Loan
8.162% (1 Month SOFR + 3.75%), due 2/11/28 (d)	18,427,775	18,502,629

	Principal Amount	Value
Loan Assignments
Services: Business 0.4%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.562% (1 Month SOFR + 2.25%), due 9/29/31 (d)	$ 9,300,000	$ 9,260,475
Aretec Group, Inc.
First Lien Term Loan B3
7.812% (1 Month SOFR + 3.50%), due 8/9/30 (d)	15,306,831	15,372,742
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.561% (1 Month SOFR + 2.25%), due 1/18/29 (d)	10,859,938	10,873,513
GIP II Blue Holding LP
First Lien Initial Term Loan
8.062% (1 Month SOFR + 3.75%), due 9/29/28 (d)	9,268,682	9,338,197
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.329% (3 Month SOFR + 2.00%), due 7/3/28 (d)	670,594	675,938
Pra Health Sciences, Inc.
First Lien Term Loan B
6.329% (3 Month SOFR + 2.00%), due 7/3/28 (d)	167,079	168,410
Vizient, Inc.
First Lien Term Loan B8
6.312% (1 Month SOFR + 2.00%), due 8/1/31 (d)	4,873,864	4,907,981
		50,597,256
Software 0.3%
Cloud Software Group, Inc. (d)
First Lien Initial Dollar Facility Term Loan B
7.829% (3 Month SOFR + 3.50%), due 3/30/29	24,982,627	25,135,321
First Lien Incremental Term Loan B
8.079% (3 Month SOFR + 3.75%), due 3/21/31	10,035,293	10,101,606
		35,236,927
Total Loan Assignments (Cost $839,760,857)		824,823,308
Total Long-Term Bonds (Cost $11,009,503,740)		10,958,487,833

	Shares

Common Stocks 0.8%
Distributors 0.0% ‡
ATD New Holdings, Inc. (j)	142,545	143
Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(f)(j)	385,976	6,422,641
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(f)(j)	16,724	3,144,112

	Shares	Value
Common Stocks
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (j)	608,950	$ 11,034,174
Nine Energy Service, Inc. (j)	97,664	113,290
		11,147,464
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)	386,241	11,973,471
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (j)	37,264	6,651,997
PetroQuest Energy, Inc. (b)(f)(j)	284,709	—
Talos Energy, Inc. (j)	2,074,193	20,575,994
		27,227,991
Pharmaceuticals 0.2%
Endo, Inc. (j)	997,357	26,330,225
Wireless Telecommunication Services 0.1%
Vodafone Group plc, Sponsored ADR	1,071,152	9,147,638
Total Common Stocks (Cost $202,410,301)		95,393,685
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (b)(f)(j)	37,258	34,463,650
Total Preferred Stock (Cost $35,514,837)		34,463,650
Exchange-Traded Funds 0.3%
iShares Gold Trust (j)	660,000	34,894,200
SPDR Gold Shares (j)	15,336	3,965,276
Total Exchange-Traded Funds (Cost $20,073,121)		38,859,476
Total Investments (Cost $11,267,501,999)	96.2%	11,127,204,644
Other Assets, Less Liabilities	3.8	437,049,474
Net Assets	100.0%	$ 11,564,254,118

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

(b)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $192,647,910, which represented 1.7% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Delayed delivery security.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 90,682,916	$ —	$ 90,682,916
Corporate Bonds	—	10,022,685,909	20,295,700	10,042,981,609
Loan Assignments	—	814,988,299	9,835,009	824,823,308
Total Long-Term Bonds	—	10,928,357,124	30,130,709	10,958,487,833
Common Stocks	73,853,461	11,973,471	9,566,753	95,393,685
Preferred Stock	—	—	34,463,650	34,463,650
Exchange-Traded Funds	38,859,476	—	—	38,859,476
Total Investments in Securities	$ 112,712,937	$ 10,940,330,595	$ 74,161,112	$ 11,127,204,644

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.4%
Long-Term Municipal Bonds 97.0%
Alabama 4.3%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 9,000,000	$ 9,893,893
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.90%, due 4/1/53	34,600,000	33,494,018
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,367,098
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,375,691
Series D-3
4.764%, due 6/1/49	9,250,000	9,480,941
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,451,885
Series A
5.25%, due 5/1/55 (a)	22,590,000	24,034,520
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,152,134
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	59,345,000	59,531,741
Black Belt Energy Gas District, Revenue Bonds (a)
Series C
5.00%, due 5/1/55	14,355,000	15,217,755
Series B
5.00%, due 10/1/55	14,800,000	15,591,020
County of Jefferson, Sewer, Revenue Bonds
5.50%, due 10/1/53	4,250,000	4,558,934
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
5.115%, due 4/1/54	20,000,000	20,529,522
Series B
5.25%, due 7/1/54 (a)	40,905,000	44,104,393
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,558,929
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	22,363,355
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	20,120,000	21,372,969
Series A
5.00%, due 8/1/54	4,170,000	4,441,098
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,734,706

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	$ 17,250,000	$ 18,101,320
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	24,230,000	25,144,738
		406,500,660
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	5,700,000	6,041,066
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,057,585
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,398,745
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	5,000,000	5,206,012
		19,703,408
Arizona 1.3%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,247,658
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.08%, due 1/1/37	5,680,000	5,550,107
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.25%, due 11/1/53	5,325,000	5,609,944
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,094,475
Series 1
5.00%, due 9/1/42	10,180,000	10,430,926
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	10,769,686
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,538,334
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,852,850
Series B
1.75%, due 7/1/36	2,760,000	2,101,611

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	$ 23,480,000	$ 23,924,552
4.00%, due 7/15/41	7,915,000	7,993,435
5.00%, due 7/15/27	4,500,000	4,741,365
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	5,500,000	5,966,674
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,951,882
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,662,004
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/45	5,000,000	5,031,046
		118,466,549
Arkansas 0.2%
Arkansas Development Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	4,000,000	4,218,587
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	12,091,723
		16,310,310
California 12.2%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/34	5,095,000	3,577,541
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	23,000,000	14,767,102
Series C, Insured: AGM
(zero coupon), due 10/1/52 (c)	15,620,000	8,728,123
Series C, Insured: AGM
5.00%, due 10/1/52	6,200,000	6,560,825
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,496,849
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,223,033
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,903,548

	Principal Amount	Value
Long-Term Municipal Bonds
California
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	$ 6,250,000	$ 6,789,409
Series B
5.00%, due 7/1/34	5,000,000	5,449,090
Series B
5.00%, due 7/1/35	5,000,000	5,426,877
Series B
5.00%, due 7/1/36	5,345,000	5,777,085
Series B
5.00%, due 7/1/38	7,570,000	8,092,497
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-2
2.70%, due 2/1/52	5,895,000	5,567,611
Series B-1
4.00%, due 2/1/52 (a)	11,160,000	11,117,240
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	12,781,935
Series E-2
4.584%, due 2/1/54	27,500,000	27,803,949
Series A-2
4.865%, due 12/1/53	14,250,000	14,426,861
Series B-1
5.00%, due 7/1/53 (a)	15,605,000	16,363,331
Series B
5.00%, due 1/1/55 (a)	24,800,000	26,161,974
Series F
5.00%, due 2/1/55 (a)	14,505,000	15,551,559
Series C
5.25%, due 1/1/54 (a)	28,990,000	30,426,930
California Enterprise Development Authority, County of Riverside, Revenue Bonds
Series A
5.50%, due 11/1/59	14,125,000	15,893,343
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,779,866
Series A
4.00%, due 4/1/49	170,000	180,165
Series A
4.00%, due 4/1/49	4,830,000	4,584,400
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,253,470
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	4,750,000	4,188,479
Series A
5.00%, due 11/1/42	9,725,000	10,043,388

	Principal Amount	Value
Long-Term Municipal Bonds
California
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	$ 4,000,000	$ 3,384,736
Series B
3.00%, due 8/1/46	2,725,000	2,202,515
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,697,022
Central Valley Energy Authority, Revenue Bonds
5.00%, due 12/1/55 (a)	5,500,000	5,994,215
Chabot-Las Positas Community College District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/48	5,000,000	5,504,243
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,140,005
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,167,487
Series A
5.00%, due 5/15/44	3,535,000	3,595,727
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series A
4.75%, due 5/15/40	6,000,000	6,005,270
Series A
5.00%, due 5/15/33	3,330,000	3,341,427
Series G
5.00%, due 5/15/47	3,250,000	3,349,787
Series G
5.50%, due 5/15/36	15,175,000	16,765,628
Series G
5.50%, due 5/15/39	3,250,000	3,547,381
Series G
5.50%, due 5/15/40	6,700,000	7,291,095
Series H
5.50%, due 5/15/47	8,150,000	8,695,311
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	3,000,000	3,000,031
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	6,000,000	4,556,632
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	4,107,903
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,118,322

	Principal Amount	Value
Long-Term Municipal Bonds
California
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	$ 10,000,000	$ 8,952,767
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	3,800,000	3,880,544
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,580,049
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/30	4,440,000	4,785,048
Series B
5.00%, due 7/1/31	1,925,000	2,028,767
Series A
5.00%, due 7/1/32	1,200,000	1,305,454
Series B
5.00%, due 7/1/32	1,280,000	1,345,301
Series A
5.00%, due 7/1/33	1,305,000	1,347,297
Series C
5.00%, due 7/1/33	1,670,000	1,756,040
Series E
5.00%, due 7/1/35	1,845,000	2,061,031
Series A
5.00%, due 7/1/36	1,290,000	1,327,142
Series B
5.00%, due 7/1/36	1,215,000	1,345,394
Series C
5.00%, due 7/1/36	1,885,000	2,087,298
Series E
5.00%, due 7/1/36	1,240,000	1,366,674
Series A
5.00%, due 7/1/37	1,955,000	2,007,635
Series A
5.00%, due 7/1/44	755,000	798,345
Series D
5.00%, due 7/1/52	1,010,000	1,057,224
Series C
5.00%, due 7/1/54	5,350,000	5,583,000
Series A
5.25%, due 7/1/49	6,375,000	6,562,524
Series D
6.574%, due 7/1/45	15,910,000	16,403,873
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
6.603%, due 7/1/50	48,635,000	50,602,004

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	$ 2,750,000	$ 2,888,900
Series C
4.00%, due 7/1/38	5,750,000	5,885,385
Series A
5.00%, due 7/1/27	8,500,000	8,953,094
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	37,500,000	39,238,009
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.77%, due 9/1/27	4,450,000	4,423,532
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,845,928
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,608,301
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (a)	2,500,000	2,650,360
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,176,403
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,659,364
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,395,466
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,209,500
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/26	3,000,000	3,093,115
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	2,940,535
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,290,833
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	8,840,000	9,607,131
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,356,521

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/48 (b)	$ 7,500,000	$ 7,793,477
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,835,716
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	10,979,667
Series I
5.00%, due 7/1/41	3,750,000	3,864,821
San Diego Unified School District, Election of 2008, Unlimited General Obligation
Series C
(zero coupon), due 7/1/44	5,000,000	2,225,036
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/30	4,000,000	4,286,860
Series A
5.00%, due 5/1/31	10,500,000	11,362,509
Series A
5.00%, due 5/1/31	6,375,000	6,898,666
Series C
5.00%, due 5/1/33	35,000,000	38,378,956
Series A
5.00%, due 5/1/34	7,350,000	7,859,382
Series A
5.00%, due 5/1/39	8,000,000	8,571,094
Series E
5.00%, due 5/1/50	52,055,000	52,643,539
Series A
5.25%, due 5/1/42	27,900,000	30,304,481
Series A
5.25%, due 5/1/44	6,000,000	6,459,166
Series A
5.50%, due 5/1/55	51,630,000	55,869,742
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	10,957,192
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	22,000,000	21,608,369
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/25	20,500,000	20,680,425
Series B, Insured: BAM
5.00%, due 6/15/26	8,200,000	8,466,777

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	$ 1,065,000	$ 929,580
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,285,100
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	21,910,000	18,869,378
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,276,270
Southern California Public Power Authority, Revenue Bonds
Series C
4.00%, due 7/1/27	3,900,000	3,900,737
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/33	3,135,000	3,508,449
Series 1
5.00%, due 7/1/34	3,455,000	3,890,220
Series 1
5.00%, due 7/1/35	7,000,000	7,777,075
Series 1
5.00%, due 7/1/37	5,900,000	6,517,395
Series 1
5.00%, due 7/1/40	6,235,000	6,816,506
Series A-1
5.00%, due 7/1/48	27,670,000	28,990,249
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	4,000,000	4,476,490
Southern California Public Power Authority, Clean Energy Project, Revenue Bonds
Series A
5.00%, due 4/1/55 (a)	12,250,000	12,886,392
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	17,135,000	18,142,538
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,650,266
3.00%, due 10/1/37	5,565,000	5,254,930
3.00%, due 4/1/52	4,190,000	3,212,192
5.00%, due 9/1/41	5,000,000	5,467,789
5.00%, due 10/1/41	16,065,000	17,482,045
5.00%, due 4/1/47	10,500,000	11,297,187
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,741,032

	Principal Amount	Value
Long-Term Municipal Bonds
California
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	$ 5,000,000	$ 3,973,544
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,366,152
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	12,260,000	12,500,563
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,952,691
William S Hart Union High School District, Election of 2001, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 9/1/26	3,500,000	3,333,335
Yosemite Community College District, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	20,655,000	17,427,960
		1,156,758,945
Colorado 2.7%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,099,903
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,511,590
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	5,290,165
Series A
3.00%, due 9/15/47	11,725,000	9,153,189
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,289,227
Series A
5.00%, due 12/1/28	3,095,000	3,258,795
Series B-2
5.00%, due 11/15/31 (a)	2,000,000	2,023,498
Series A
5.00%, due 12/1/34	6,000,000	6,526,908
Series A
5.00%, due 12/1/36	8,505,000	8,787,047
Series A
5.00%, due 12/1/37	15,675,000	16,149,117
Series A
5.00%, due 12/1/43	10,940,000	11,129,788

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/48	$ 3,790,000	$ 3,834,863
Series A
5.50%, due 11/15/35	5,250,000	5,914,716
Series A
5.50%, due 11/15/40	17,760,000	19,611,872
Series D
5.75%, due 11/15/38	3,000,000	3,403,194
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	13,164,094
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,789,666
Colorado Health Facilities Authority, AdventHealth, Revenue Bonds
Series A
3.00%, due 11/15/51	7,725,000	5,760,392
Series A
4.00%, due 11/15/48	15,000,000	13,976,166
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	2,966,134
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	4,450,000	4,745,626
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/29	2,500,000	2,728,012
Series B
5.00%, due 11/15/49 (a)	10,000,000	10,335,732
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	4,986,821
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/52	13,100,000	13,753,469
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.50%, due 11/1/47	3,335,000	3,605,684
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	3,290,000	3,228,452
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	6,220,000	6,100,658
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	15,091,480

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	$ 6,500,000	$ 7,333,915
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	19,144,792
6.00%, due 12/15/40	5,025,000	5,878,003
6.00%, due 12/15/41	4,560,000	5,307,068
		258,880,036
Connecticut 1.2%
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,005,000	6,043,579
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds (a)
Series U-2
1.10%, due 7/1/33	6,750,000	6,745,427
Series C-2
2.80%, due 7/1/57	7,150,000	7,123,474
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	9,978,549
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,907,881
Series F
5.00%, due 9/15/28	6,610,000	7,106,582
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	20,420,000	23,183,418
Series A
5.25%, due 7/1/41	18,980,000	21,348,326
Series A
5.25%, due 7/1/42	25,220,000	28,186,548
		115,623,784
Delaware 0.3%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,384,620
Delaware State Housing Authority, Revenue Bonds, Senior Lien (d)
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,250,000	3,263,549
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	8,740,000	9,593,813

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
Delaware State Housing Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	$ 11,525,000	$ 12,664,995
		28,906,977
District of Columbia 1.9%
District of Columbia, Revenue Bonds
Series A
5.00%, due 7/1/36	7,675,000	8,605,630
Series A
5.50%, due 7/1/47	6,250,000	6,864,840
District of Columbia, Children's National Medical Center Obligated Group, Revenue Bonds
5.00%, due 7/15/40	4,750,000	4,786,154
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	10,000,000	9,200,730
Series B
6.50%, due 10/1/44 (c)	6,040,000	6,532,048
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,811,809
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	6,730,000	7,135,583
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	13,000,000	13,837,885
Series A
5.00%, due 10/1/30	6,000,000	6,455,180
Series A
5.00%, due 10/1/31	8,000,000	8,659,258
Series A
5.00%, due 10/1/32	16,945,000	18,457,558
Series A
5.00%, due 10/1/34	7,250,000	7,883,462
Series A
5.00%, due 10/1/35	3,955,000	4,126,429
Series A
5.25%, due 10/1/48	5,000,000	5,238,137
Series A
5.50%, due 10/1/54	10,750,000	11,542,626
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,058,519
Metropolitan Washington Airports Authority, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	5,000,000	5,379,317

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	$ 5,600,000	$ 5,681,276
Series A
5.50%, due 7/15/51	13,275,000	14,579,737
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/48	6,105,000	6,477,395
Series A
5.25%, due 7/15/53	16,225,000	17,455,546
		175,769,119
Florida 6.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
3.945%, due 12/1/37	15,635,000	15,579,307
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,555,000	13,391,493
City of Fort Lauderdale, Parks and Recreation Project, Unlimited General Obligation
Series A
5.00%, due 7/1/48	4,255,000	4,530,636
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	70,000	76,240
Series A
5.00%, due 10/1/44	14,575,000	15,184,563
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,400,856
City of Tampa, BayCare, Revenue Bonds
Series A
5.00%, due 11/15/46	6,000,000	6,036,635
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/49	3,000,000	3,150,185
Series A, Insured: AGM
5.00%, due 10/1/54	3,500,000	3,646,670
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,350,408
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,104,936
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	11,000,000	11,636,174
Series B
5.00%, due 10/1/37	3,750,000	3,944,489
Series B
5.00%, due 10/1/46	4,750,000	4,867,997

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Lee, Airport, Revenue Bonds (b)
5.25%, due 10/1/39	$ 8,240,000	$ 9,012,440
5.25%, due 10/1/49	33,625,000	35,388,473
5.25%, due 10/1/54	4,390,000	4,584,742
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	2,855,362
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,192,073
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,944,510
Series B
4.00%, due 10/1/38	5,000,000	5,052,100
Series B, Insured: BAM
4.00%, due 10/1/49	17,775,000	16,921,644
Series A
5.25%, due 10/1/54	2,700,000	2,900,142
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,690,049
4.00%, due 7/1/32	3,790,000	3,823,352
County of Miami-Dade, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	25,500,000	27,710,898
Series A
5.00%, due 10/1/35	6,170,000	6,700,837
Series A
5.00%, due 10/1/38	4,650,000	4,664,566
Series B
5.00%, due 10/1/40	8,020,000	8,110,823
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,795,000	13,748,047
Flagler County School District, Certificate of Participation
Series R, Insured: AGC
5.00%, due 8/1/27	3,240,000	3,396,809
Series R, Insured: AGC
5.00%, due 8/1/28	3,400,000	3,622,221
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, due 11/1/26	4,500,000	4,665,634
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	5,203,128
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/31	3,500,000	3,533,693
Series A
5.00%, due 10/1/32	6,980,000	7,044,632

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/47	$ 3,335,000	$ 3,362,105
5.25%, due 10/1/51	10,500,000	11,093,147
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series CC
5.25%, due 11/15/49	3,860,000	4,162,382
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	10,425,000	11,455,602
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	25,000,000	27,483,975
Lee County, Airport, Revenue Bonds
Insured: AGC
5.25%, due 10/1/54 (b)	11,500,000	12,046,596
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/51	5,000,000	4,738,114
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,619,679
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AGM
5.00%, due 10/1/43	7,900,000	8,570,111
Series B, Insured: AGM
5.25%, due 10/1/44	5,375,000	5,911,862
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	4,185,000	3,817,867
4.00%, due 10/1/52	7,000,000	6,299,501
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue Bonds
Series A
5.25%, due 10/1/56	5,500,000	5,865,646
Pasco County Capital Improvement, Cigarette Tax Allocation, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	21,395,000	23,435,835
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,740,976
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	6,000,405
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	18,060,000	13,806,982
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	15,576,293
4.00%, due 5/1/48	13,135,000	12,246,315

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	$ 8,385,000	$ 8,475,182
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,927,754
Series C
3.00%, due 7/1/51	5,000,000	3,792,909
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	7,235,000	7,235,195
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,517,467
Series A
5.25%, due 10/1/54	9,000,000	9,763,483
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	4,835,000	4,681,190
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,017,911
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	9,625,084
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	11,178,977
Insured: AGM
5.50%, due 10/1/53	14,000,000	15,190,073
		570,305,382
Georgia 3.9%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Revenue Bonds
Series A-1
5.25%, due 7/1/40	5,000,000	5,019,783
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AGM
5.125%, due 4/1/53	5,400,000	5,689,036
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	30,745,000	30,171,649
Series A
4.00%, due 7/1/49	15,965,000	15,348,700
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series D
4.00%, due 7/1/35 (b)	12,320,000	12,321,286
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,268,235

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	$ 11,750,000	$ 12,813,762
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,185,000	3,868,864
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,671,798
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,018,143
Series 4
3.80%, due 10/1/32	2,000,000	2,018,143
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (a)	5,865,000	5,866,305
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,525,683
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,597,552
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/30	8,000,000	8,792,328
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	5,500,000	4,951,283
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	5,153,290
5.25%, due 7/1/52	4,750,000	5,102,907
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,500,000	3,420,855
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,982,998
Series C
4.00%, due 5/1/52 (a)	6,960,000	6,974,965
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,920,967
Series A
4.00%, due 9/1/52 (a)	21,190,000	21,135,932
Series A
5.00%, due 5/15/34	2,750,000	2,826,988
Series A
5.00%, due 5/15/37	2,265,000	2,415,245
Series B
5.00%, due 12/1/52 (a)	11,325,000	11,748,598
Series A
5.00%, due 5/1/54 (a)	11,250,000	11,929,176

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series B
5.00%, due 12/1/54 (a)	$ 21,650,000	$ 23,126,151
Series C
5.00%, due 12/1/54 (a)	18,750,000	19,713,521
Series E
5.00%, due 5/1/55 (a)	15,425,000	16,303,779
Series A
5.00%, due 6/1/55	10,000,000	10,689,422
Series A
5.50%, due 9/15/27	8,860,000	9,277,438
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,515,334
Series A
4.00%, due 1/1/49	4,850,000	4,454,739
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,934,561
Series A
5.00%, due 1/1/39	10,000,000	10,366,954
Series A
5.25%, due 7/1/64	5,000,000	5,250,615
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/29	3,825,000	4,014,553
Series HH
5.00%, due 1/1/37	3,695,000	3,832,627
Series A
5.50%, due 7/1/64	8,415,000	8,946,761
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,651,207
Series HH
5.00%, due 1/1/44	2,700,000	2,759,264
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/63	6,165,000	6,237,976
		365,629,373
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	5,032,779
Hawaii 0.2%
City & County of Honolulu, Unlimited General Obligation
Series B
5.00%, due 10/1/25	3,725,000	3,781,128

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	$ 10,420,000	$ 10,550,305
State of Hawaii, Unlimited General Obligation
Series FK
4.00%, due 5/1/32	1,805,000	1,843,126
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,675,000	4,536,805
		20,711,364
Idaho 0.3%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	3,854,774
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	7,135,000	7,186,912
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,660,000	5,689,043
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	6,575,000	7,160,700
		23,891,429
Illinois 6.6%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	16,075,208
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,270,358
Series A, Insured: AGM
5.00%, due 12/1/34	3,000,000	3,103,796
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	18,650,000	20,025,975
6.00%, due 4/1/46	16,560,000	17,023,658
Chicago Midway International Airport, Revenue Bonds, Senior Lien (b)
Series C
5.00%, due 1/1/26	4,000,000	4,074,535
Series C
5.00%, due 1/1/27	5,000,000	5,134,497
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,100,000	8,213,399
Series A
4.00%, due 1/1/36	16,215,000	16,442,008

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	$ 13,500,000	$ 12,867,753
Series D, Insured: AGM
5.00%, due 1/1/38	4,750,000	5,213,508
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,258,203
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	23,525,000	24,639,591
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,666,961
Series E
5.00%, due 1/1/28 (b)	18,345,000	19,113,955
Series A
5.50%, due 1/1/59 (b)	4,210,000	4,490,732
Series B
5.50%, due 1/1/59	6,000,000	6,542,179
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,172,097
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,021,412
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,537,991
Series A
5.00%, due 1/1/32	1,400,000	1,466,062
Series A
5.00%, due 1/1/33	1,425,000	1,487,777
Series A
5.50%, due 1/1/49	5,000,000	5,096,654
Series A
6.00%, due 1/1/38	36,550,000	37,607,143
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,154,129
City of Chicago, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/25	2,000,000	2,028,253
5.00%, due 11/1/28	3,750,000	3,868,089
Series A, Insured: AGM
5.25%, due 11/1/48	6,000,000	6,444,776
Series A, Insured: AGM
5.50%, due 11/1/62	4,320,000	4,657,811
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,835,868

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.50%, due 1/1/62	$ 5,280,000	$ 5,762,108
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	22,825,000	20,795,962
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/38	3,000,000	3,010,396
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,272,725
Grundy County School District No. 54, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 12/1/25	2,960,000	2,956,241
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,541,364
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,412,236
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	15,429,481
Illinois Finance Authority, Endeavor Health Clinical Operations Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/28	3,000,000	3,194,835
Illinois Finance Authority, Mercy Health Corp. Obligated Group, Revenue Bonds
5.00%, due 12/1/40	4,500,000	4,547,177
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	10,000,000	10,013,291
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	10,250,000	10,308,687
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	6,700,000	7,254,025
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	5,000,000	5,564,474
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,628,398
Series A
5.00%, due 2/1/32	5,000,000	5,033,985
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	5,000,000	5,007,063
Series C
5.00%, due 1/1/39	5,250,000	5,263,011

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	$ 6,000,000	$ 6,064,629
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,874,734
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,429,624
4.50%, due 11/1/42	7,585,000	7,850,499
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	11,864,613
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	17,847,371
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	4,456,087
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,209,025
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,219,161
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	8,750,000	8,015,884
Series A
5.00%, due 1/1/28	3,685,000	3,878,097
Series C
5.25%, due 1/1/34	7,500,000	7,984,979
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	36,419,706
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	9,475,000	10,045,602
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,079,893
Series D
5.00%, due 11/1/26	7,375,000	7,606,132
5.00%, due 2/1/27	3,980,000	4,120,091
Series D
5.00%, due 11/1/27	10,000,000	10,466,218
5.00%, due 1/1/28	5,155,000	5,236,601
Series D
5.00%, due 11/1/28	6,280,000	6,566,141
Series A
5.00%, due 12/1/34	4,500,000	4,674,184

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series A
5.50%, due 3/1/47	$ 4,750,000	$ 5,123,496
Series A
6.00%, due 5/1/27	8,190,000	8,695,203
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,007,000	3,064,113
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,526,141
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	6,994,192
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	31,776,335
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,679,673
		623,298,261
Indiana 1.1%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	18,375,000	19,571,716
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,877,693
Series A
5.00%, due 10/1/41	7,750,000	8,466,268
Series A
5.00%, due 10/1/42	12,220,000	13,266,046
Series A
5.00%, due 10/1/46	4,000,000	4,265,347
Indiana Finance Authority, State Revolving Fund, Revenue Bonds
Series E
5.00%, due 2/1/25	6,000,000	6,000,000
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,465,415
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,515,000	2,662,618
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 1/1/42	15,425,000	15,715,101

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AGC
5.00%, due 1/1/43	$ 7,835,000	$ 8,557,966
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (b)
Series I
5.00%, due 1/1/28	4,350,000	4,354,484
Series I
5.00%, due 1/1/29	3,500,000	3,503,489
		105,706,143
Iowa 0.6%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,065,570
1.875%, due 6/1/37	4,000,000	2,987,437
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,422,328
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	15,074,972
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds (d)
Series A
4.50%, due 9/1/48	10,000,000	9,934,256
Series A
4.75%, due 9/1/50	15,810,000	16,088,193
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,187,765
Series B
2.00%, due 6/1/37	4,265,000	3,253,725
Series B
2.00%, due 6/1/38	5,370,000	3,994,743
		61,008,989
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	563,399
5.00%, due 12/1/28	410,000	406,891
5.00%, due 12/1/30	500,000	493,426
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	5,375,000	5,177,059
		6,640,775
Kentucky 1.0%
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	6,048,158

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kenton County Airport Board, Revenue Bonds
Series A
5.25%, due 1/1/54 (b)	$ 15,380,000	$ 15,997,033
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	5,000,000	5,554,167
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C-1
4.00%, due 12/1/49 (a)	10,990,000	11,006,534
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,663,899
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,112,638
Series A-2
4.114%, due 8/1/52	17,500,000	17,598,917
Series C-2
4.417%, due 12/1/49	5,750,000	5,755,399
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,258,713
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series A
5.00%, due 7/1/28	2,500,000	2,677,532
Series A
5.00%, due 7/1/30	4,000,000	4,423,204
		96,096,194
Louisiana 0.6%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,945,000	17,293,883
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,225,000	1,205,606
Louisiana Housing Corp., Home Ownership Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 12/1/55	10,500,000	11,613,584
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,150,806
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien (b)
5.50%, due 9/1/54	4,100,000	4,359,148
5.50%, due 9/1/59	6,000,000	6,352,479
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	8,670,000	9,386,384
		54,361,890
Maryland 0.4%
County of Baltimore, Unlimited General Obligation
5.00%, due 3/1/25	3,195,000	3,200,410

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	$ 5,630,000	$ 4,342,137
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,980,000	6,510,490
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,464,477
State of Maryland, Department of Transportation, Revenue Bonds
3.00%, due 11/1/30	10,230,000	10,003,998
3.00%, due 11/1/31	6,375,000	6,209,041
		34,730,553
Massachusetts 1.2%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	8,500,000	7,310,067
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/38	5,750,000	6,552,644
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,529,242
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	24,270,615
Series C
3.00%, due 3/1/49	13,250,000	10,291,529
Series B
3.00%, due 4/1/49	7,465,000	5,795,640
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	5,500,000	5,775,208
Commonwealth of Massachusetts, Transportation Fund, Revenue Bonds
Series A
5.00%, due 6/1/53	8,750,000	9,316,255
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,112,939
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	10,000,000	10,171,224
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,081,120
Series B
5.00%, due 7/1/30	3,960,000	4,203,400

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	$ 8,500,000	$ 8,779,103
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	2,003,001
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,538,162
		111,730,149
Michigan 1.2%
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	3,000,000	3,059,416
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,352,012
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/33	7,175,000	7,342,171
Series C
5.25%, due 7/1/35	8,175,000	8,354,545
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,620,183
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	9,000,000	9,605,488
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	7,000,000	7,170,145
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (e)	11,000,000	11,033,732
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	8,500,000	8,062,927
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,399,180
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,860,000	4,896,620
Michigan Finance Authority, Bronson Health Care Group, Inc., Revenue Bonds
Series A
5.00%, due 5/15/54	11,870,000	11,958,285
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
5.50%, due 2/28/49	2,375,000	2,567,801

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	$ 8,020,000	$ 8,009,061
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,109,430
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	8,404,337
		116,945,333
Minnesota 1.2%
City of Minneapolis, Unlimited General Obligation
5.50%, due 12/1/27	3,500,000	3,761,923
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	4,675,000	4,702,967
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	5,075,000	4,867,721
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,386,313
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,466,196
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,209,581
Minnesota Agricultural & Economic Development Board, HealthPartners Obligated Group, Revenue Bonds
5.25%, due 1/1/54	17,300,000	18,436,923
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,216,034
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,400,000	5,279,871
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	20,430,000	23,018,371
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,815,000	6,339,265
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,614,318
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,932,025
Series B
5.00%, due 8/1/26	5,000,000	5,171,783

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	$ 8,300,000	$ 6,726,675
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,436,296
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,408,105
		116,974,367
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	8,027,087
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	4,229,373
5.50%, due 12/1/48	16,245,000	17,768,407
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,943,476
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,245,699
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,000,000	12,218,692
Health & Educational Facilities Authority of the State of Missouri, SSM Health, Revenue Bonds
Series A
5.00%, due 6/1/52	15,000,000	16,175,951
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,485,000	1,498,327
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,139,804
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,490,099
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	7,662,027
		85,371,855
Montana 0.1%
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	7,370,000	7,860,752

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska 1.3%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	$ 2,890,000	$ 2,069,537
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,220,175
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,801,391
Omaha Airport Authority, Airport Facilities, Revenue Bonds
Insured: AGC
5.25%, due 12/15/54 (b)	27,500,000	29,030,045
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,504,668
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	25,930,000	27,747,408
Series A
5.50%, due 2/1/54	17,490,000	19,187,684
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,707,131
1.75%, due 12/15/37	6,755,000	4,907,653
		121,175,692
Nevada 1.2%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,530,914
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,098,894
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,576,583
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	30,677,338
Series B
5.00%, due 7/1/43	25,825,000	26,655,940
Series A
5.00%, due 7/1/49	8,150,000	8,583,162
Series B
5.25%, due 7/1/49	8,000,000	8,517,351
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/41	6,500,000	6,617,193
Series A
5.00%, due 6/1/46	5,155,000	5,225,176
		109,482,551

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 1.6%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AGM
3.00%, due 8/15/46	$ 2,995,000	$ 2,434,596
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	19,870,139	18,655,078
Series 4, Class A
4.18%, due 11/20/39 (a)	19,048,110	18,758,042
Series 2
4.25%, due 7/20/41	6,440,767	6,297,320
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/20/41	15,704,403	14,903,429
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	8,250,000	8,443,906
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	61,175,000	62,205,377
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,495,000	8,245,010
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	10,305,000	11,785,683
		151,728,441
New Jersey 2.6%
County of Morris, Unlimited General Obligation
3.00%, due 2/1/26	3,405,000	3,409,641
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,857,575
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	5,852,711
Series A
2.20%, due 10/1/39	12,000,000	10,578,976
Series B
3.75%, due 11/1/34	4,625,000	4,621,956
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,000,929
5.50%, due 1/1/26	1,000,000	1,001,570
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,500,000	6,543,412
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/39	9,000,000	9,230,433

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	$ 5,640,000	$ 5,546,848
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,934,740
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	17,992,541
Series A
(zero coupon), due 12/15/37	25,000,000	14,887,793
Series A
5.00%, due 12/15/26	3,500,000	3,632,475
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/26	3,000,000	3,084,818
Series AA
5.00%, due 6/15/46	2,130,000	2,294,932
Series AA
5.00%, due 6/15/46	3,985,000	4,094,544
Series AA
5.25%, due 6/15/43	10,525,000	10,970,273
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	8,750,000	9,838,463
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.25%, due 1/1/49	23,500,000	25,722,090
Series B
5.25%, due 1/1/52	35,000,000	37,972,449
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,763,887
5.00%, due 6/1/40	5,585,000	5,903,642
5.00%, due 6/1/41	10,000,000	10,534,799
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,091,829
Series A
5.00%, due 6/1/33	6,500,000	6,726,935
Series A
5.00%, due 6/1/34	2,000,000	2,066,038
Series A
5.00%, due 6/1/36	4,950,000	5,095,842
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,581,125
		240,833,266

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico 0.5%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/25	$ 7,250,000	$ 7,327,766
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
5.00%, due 8/1/44	6,835,000	7,073,921
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	6,895,000	6,732,976
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	9,035,000	8,787,791
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	11,185,000	10,910,218
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56 (d)	3,800,000	4,170,696
		45,003,368
New York 13.0%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	12,500,000	13,408,965
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,312,441
Series E-1
4.00%, due 4/1/42	17,770,000	17,770,830
Series B
5.00%, due 12/1/33	4,750,000	4,908,227
Series A-1
5.00%, due 9/1/37	4,250,000	4,711,547
Series C
5.00%, due 8/1/42	2,160,000	2,287,584
Series F-1
5.00%, due 3/1/43	4,315,000	4,571,962
Series B-1
5.25%, due 10/1/33	6,260,000	6,606,825
Series C-1
5.25%, due 9/1/45	4,165,000	4,579,518
Series C-1
5.25%, due 9/1/46	12,565,000	13,749,417
Series E-1
5.25%, due 4/1/47	8,750,000	9,442,034
Series D
5.50%, due 4/1/48	17,025,000	18,847,026
Series D
5.50%, due 4/1/49	11,500,000	12,698,699

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	$ 4,700,000	$ 4,828,798
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,108,561
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,495,883
Series D-1
5.00%, due 11/15/26	2,285,000	2,316,098
Series A
5.50%, due 11/15/47	14,610,000	16,045,925
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C-1
5.00%, due 11/15/35	4,250,000	4,281,936
Series A-1
5.00%, due 11/15/40	3,890,000	3,894,350
Series C-1
5.25%, due 11/15/29	2,230,000	2,260,793
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,815,000	2,840,210
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	8,056,088
Series D
5.00%, due 11/15/44	10,450,000	10,869,297
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-1
5.00%, due 11/15/43	10,000,000	10,946,819
Series B-2
5.00%, due 11/15/47	10,000,000	10,736,150
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,155,005
New York City Housing Development Corp., Sustainable Development, Revenue Bonds
Series K-1, Insured: FHA 542(C)
2.60%, due 11/1/46	3,705,000	2,639,890
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series E-1
3.00%, due 11/1/39	3,135,000	2,611,787
Series A-1
4.15%, due 11/1/38	12,295,000	12,262,571
New York City Housing Development Corp., Revenue Bonds
Series F-1-A
4.30%, due 11/1/44	5,950,000	5,854,798
Series F-1-A
4.45%, due 11/1/49	8,170,000	8,005,732

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Housing Development Corp., Revenue Bonds
Series F-1-A
4.55%, due 11/1/54	$ 10,000,000	$ 10,002,225
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	33,510,000	26,956,305
Series DD-1
3.00%, due 6/15/50	4,515,000	3,460,914
Series BB-1
4.00%, due 6/15/45	7,250,000	7,054,610
Series AA
5.00%, due 6/15/38	3,750,000	3,881,285
Series FF
5.00%, due 6/15/38	4,565,000	4,798,822
Series EE
5.00%, due 6/15/40	6,905,000	7,163,691
Series BB-1
5.00%, due 6/15/44	3,250,000	3,462,186
Series CC-1
5.00%, due 6/15/51	5,385,000	5,640,519
Series DD-2
5.25%, due 6/15/47	6,915,000	7,514,356
Series AA-1
5.25%, due 6/15/52	11,190,000	12,026,440
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	4,364,363
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,622,505
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/36	3,520,000	3,567,880
Series C-1
4.00%, due 11/1/42	8,540,000	8,398,578
Series E-1
4.00%, due 2/1/46	16,085,000	15,568,454
Series B-1
5.00%, due 11/1/36	17,000,000	18,133,682
Series A-1
5.00%, due 8/1/40	4,400,000	4,598,242
Series C-3
5.00%, due 5/1/41	5,400,000	5,614,133
Series F-1
5.00%, due 2/1/42	5,000,000	5,365,850
Series A-1
5.25%, due 8/1/42	6,350,000	6,958,867
Series D
5.25%, due 5/1/45	13,175,000	14,504,546

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C
5.25%, due 5/1/48	$ 12,000,000	$ 12,980,084
Series C
5.50%, due 5/1/42	10,000,000	11,358,738
Series C
5.50%, due 5/1/43	5,000,000	5,647,010
Series C
5.50%, due 5/1/44	22,000,000	24,707,164
Series D-1
5.50%, due 11/1/45	7,075,000	7,829,134
Series D
5.50%, due 5/1/52	12,500,000	13,895,800
New York City Transitional Finance Authority, Revenue Bonds
Series D
5.25%, due 5/1/48	10,800,000	11,764,380
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,391,161
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	3,500,000	2,875,701
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,578,413
Insured: AGM-CR
3.00%, due 2/15/42	22,150,000	18,237,402
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,151,467
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.875%, due 11/15/46	19,650,000	14,416,722
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	8,872,896
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	8,500,000	7,455,662
Series A
3.00%, due 3/15/42	6,315,000	5,265,148
Series A
4.00%, due 3/15/39	17,200,000	17,380,677
Series A
4.00%, due 3/15/40	15,840,000	15,912,842
Series E
4.00%, due 3/15/45	2,550,000	2,463,586
Series E
5.00%, due 2/15/35	2,905,000	3,152,541

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/39	$ 5,000,000	$ 5,246,254
Series A
5.00%, due 3/15/46	4,750,000	5,023,921
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	7,072,317
Series A
4.00%, due 7/1/50	6,460,000	6,020,504
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,073,462
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,152,733
Series A
5.00%, due 3/15/42	4,750,000	4,888,365
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,066,561
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	23,910,000	26,632,806
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,025,000	2,101,351
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,460,950
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 1/1/46	9,715,000	7,933,078
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/46	5,440,000	5,500,177
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,359,920
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,000,000	3,470,545
Series A
4.00%, due 3/15/37	14,250,000	14,591,671
Series A
4.00%, due 3/15/38	5,550,000	5,645,599

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	$ 15,250,000	$ 16,503,338
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,553,147
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,533,079
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,451,490
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,512,487
Insured: AGM-CR
5.00%, due 12/1/29	7,900,000	8,497,459
5.00%, due 12/1/30	13,765,000	14,610,584
5.00%, due 12/1/37	3,000,000	3,155,291
Insured: AGM
5.50%, due 6/30/43	4,250,000	4,562,423
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	4,000,000	4,254,101
5.00%, due 12/1/36	2,000,000	2,111,926
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/49 (b)	17,225,000	17,771,108
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)	30,000,000	31,749,228
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	7,500,000	7,817,478
Port Authority of New York & New Jersey, Revenue Bonds
Series 207
4.00%, due 3/15/30 (b)	15,270,000	15,534,796
4.00%, due 3/15/35 (b)	9,560,000	9,648,999
Series 183
4.00%, due 12/15/39	9,000,000	8,997,958
Series 223
4.00%, due 7/15/46 (b)	4,175,000	3,868,647
Series 242
5.00%, due 12/1/30 (b)	17,705,000	19,128,717
Series 242
5.00%, due 12/1/31 (b)	18,000,000	19,584,383
Series 242
5.00%, due 12/1/35 (b)	5,000,000	5,426,468
Series 231
5.50%, due 8/1/40 (b)	9,205,000	10,094,101
Series 231
5.50%, due 8/1/42 (b)	2,750,000	2,985,280

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds
Series 231
5.50%, due 8/1/47 (b)	$ 15,250,000	$ 16,373,327
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,046,257
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/28	5,520,000	5,479,839
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,686,247
Series 239, Insured: SONYMA
2.60%, due 10/1/44	9,955,000	7,179,933
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 242, Insured: SONYMA
3.25%, due 10/1/47	8,175,000	6,600,470
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	3,216,351
Series A
3.75%, due 6/1/36	8,225,000	8,181,362
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,896,690
2.125%, due 6/15/38	6,720,000	5,255,772
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	15,000,000	11,368,634
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	16,010,000	12,202,081
Series D-2
4.50%, due 5/15/47	10,000,000	10,174,018
Series C
5.25%, due 11/15/40	5,000,000	5,664,175
Series D-2
5.25%, due 5/15/47	22,750,000	24,586,771
Series D-2
5.50%, due 5/15/52	25,000,000	27,298,372
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 5/15/52	5,500,000	5,202,454
Series B
5.00%, due 3/15/27	38,280,000	40,067,599
Series B
5.00%, due 11/15/37	2,850,000	2,955,441
Series A
5.00%, due 11/15/43	4,000,000	4,152,947

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/53	$ 5,250,000	$ 5,535,217
Series A
5.50%, due 5/15/63	4,340,000	4,712,135
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	6,043,090
Series A
5.00%, due 6/1/35	2,365,000	2,416,939
		1,230,989,570
North Carolina 0.7%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,727,457
2.00%, due 3/1/37	3,465,000	2,722,567
2.00%, due 3/1/38	3,535,000	2,698,224
2.125%, due 3/1/39	3,605,000	2,717,893
2.125%, due 3/1/40	3,680,000	2,708,271
County of Brunswick, School, Unlimited General Obligation
2.85%, due 8/1/29	2,375,000	2,326,079
2.95%, due 8/1/30	440,000	431,717
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,335,421
3.00%, due 3/1/42	5,000,000	4,274,504
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,474,599
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (a)(b)	14,250,000	14,251,191
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	2,515,000	2,523,985
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	2,660,000	2,669,126
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	7,615,000	8,134,905
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,345,000	10,170,361
		66,166,300
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	4,240,000	4,154,003

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 1,500,000	$ 1,601,585
		5,755,588
Ohio 0.8%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	11,915,000	8,855,650
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,464,371
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,232,362
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	445,000	446,131
County of Franklin, Ohio Hospital, Revenue Bonds
5.00%, due 5/15/40	5,750,000	5,766,112
5.00%, due 5/15/45	10,000,000	10,013,624
County of Miami, Kettering Health Network, Revenue Bonds
5.00%, due 8/1/45	6,175,000	6,265,659
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,787,624
4.00%, due 11/15/43	4,175,000	4,109,964
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,803,627
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	219,811
5.00%, due 1/1/34	360,000	379,828
5.25%, due 1/1/36	495,000	534,653
5.25%, due 1/1/52	2,500,000	2,568,697
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,608,092
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,055,000	27,279,473
		79,335,678
Oklahoma 0.7%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	9,405,000	9,597,082
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,515,669
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	2,720,000	2,731,795

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	$ 44,455,000	$ 48,234,315
		63,078,861
Oregon 0.5%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,894,130
Series A
2.00%, due 10/1/39	2,015,000	1,469,807
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	7,800,000	3,464,141
Multnomah County School District No. 1, Portland Bidding Group 1, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	17,500,000	17,641,118
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,502,740
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,795,599
Series 29-A
5.00%, due 7/1/45	3,300,000	3,380,064
Series 29
5.50%, due 7/1/48	5,750,000	6,200,087
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,399,024
		50,746,710
Pennsylvania 2.8%
Allegheny County Airport Authority, Revenue Bonds
Series A
4.00%, due 1/1/38 (b)	4,665,000	4,589,462
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,214,624
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,687,444
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,762,715
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	12,500,000	13,587,496
Series B, Insured: AGM
5.50%, due 9/1/53	8,865,000	9,690,367

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 4,050,000	$ 4,055,915
Commonwealth of Pennsylvania, Unlimited General Obligation, Second Series
Series 2, Insured: AGM
3.00%, due 9/15/33	12,955,000	12,500,964
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
5.00%, due 7/1/44	9,000,000	9,234,088
Lancaster County Hospital Authority, University of Pennsylvania Health System Obligated Group (The), Revenue Bonds
Series A
5.00%, due 8/15/42	5,000,000	5,075,263
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,691,369
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	25,000,000	26,991,280
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	13,520,000	13,132,551
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/36	3,875,000	3,905,583
Series A
4.00%, due 8/15/42	4,000,000	3,936,855
Series A
5.00%, due 8/15/42	8,770,000	8,965,073
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/44	4,500,000	4,500,641
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AGC
5.00%, due 11/1/51	31,740,000	33,301,722
Series B-2
5.00%, due 11/1/54	20,005,000	20,629,446
Series B-2
5.50%, due 11/1/54	15,505,000	16,680,601
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,607,184
Series 135-A
3.00%, due 10/1/51	5,765,000	5,694,772
Series A-141
5.75%, due 10/1/53	6,060,000	6,428,212
Series 145-A
6.00%, due 10/1/54	4,500,000	4,896,319
Series 147-A
6.25%, due 10/1/54	8,000,000	8,859,530

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	$ 3,500,000	$ 3,576,924
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,454,354
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,468,772
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,533,050
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	10,000,000	10,331,307
Union County Hospital Authority, Evangelical Community Hospital, Revenue Bonds
Series B
5.00%, due 8/1/48	4,000,000	4,044,108
		267,027,991
Puerto Rico 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (e)	16,600,000	15,501,462
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (e)	22,415,000	20,957,276
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,307,517
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,123,183
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	499,970
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	548,553
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,566,463
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,448,660
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,216,214
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	544,472
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	135,000	135,944
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,450,069

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	$ 9,000,000	$ 2,957,661
Series A-1
(zero coupon), due 7/1/51	2,193,000	530,573
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	19,963
		50,807,980
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	680,000	681,502
South Carolina 1.5%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,291,561
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.814%, due 2/1/54	15,000,000	15,573,525
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/42	12,895,000	12,709,432
Series A
5.50%, due 11/1/49	4,750,000	5,221,075
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	12,580,000	12,331,954
5.25%, due 2/1/53	8,180,000	8,675,290
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,297,575
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,459,068
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	8,666,710
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	13,972,404
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	15,143,772
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,102,065
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	10,000,000	11,430,533

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	$ 12,950,000	$ 13,487,283
		139,362,247
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	6,605,000	6,459,808
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	4,000,000	4,489,773
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55 (d)	5,000,000	5,726,414
		16,675,995
Tennessee 0.9%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,467,938
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,337,774
1.875%, due 4/1/39	4,120,000	3,032,803
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	3,019,228
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,459,487
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,305,923
Series B
5.00%, due 7/1/44 (b)	7,360,000	7,573,932
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,179,861
Series B
5.50%, due 7/1/41 (b)	3,000,000	3,249,986
Series B
5.50%, due 7/1/52 (b)	7,000,000	7,424,165
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/42	10,000,000	11,044,035
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,299,218
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	22,155,000	22,240,981

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	$ 2,020,000	$ 1,861,104
		87,496,435
Texas 11.2%
Aldine Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/28	8,585,000	8,956,010
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,204,751
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/33	22,500,000	25,506,682
Series C
5.00%, due 8/15/34	25,000,000	28,541,650
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,188,941
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	5,000,000	5,008,842
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,554,317
1.875%, due 9/1/37	3,455,000	2,574,389
1.875%, due 9/1/39	3,585,000	2,525,413
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
4.25%, due 7/15/54	3,775,000	3,590,244
5.00%, due 7/15/49	6,750,000	7,193,755
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,133,310
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,159,314
Series B
5.00%, due 2/15/26	19,000,000	19,432,425
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	10,945,000	10,647,309
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/52	15,000,000	15,655,732
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,756,558
2.00%, due 3/1/41	5,470,000	3,746,051
City of Fort Worth, Limited General Obligation
5.00%, due 3/1/25	2,700,000	2,704,572
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,584,978

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	$ 4,700,000	$ 4,941,964
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
4.50%, due 11/15/38	2,550,000	2,572,976
Series A
5.00%, due 11/15/36	9,500,000	9,598,364
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,582,016
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,203,113
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/48 (b)	7,755,000	8,215,647
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/46	8,150,000	7,803,037
City of Plano, Limited General Obligation
5.00%, due 9/1/27	3,120,000	3,287,540
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	4,000,000	4,432,922
Series A
5.50%, due 2/1/50	35,000,000	38,376,663
Series A
5.718%, due 2/1/41	6,000,000	5,985,179
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,782,788
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,825,953
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,360,131
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,434,744
County of Harris, Unlimited General Obligation
Series A
5.00%, due 10/1/31	4,000,000	4,043,147
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,398,039
Series C
5.00%, due 11/1/28 (b)	6,930,000	7,300,046
Series C
5.00%, due 11/1/29 (b)	19,170,000	20,424,389

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Dallas Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 2/15/28	$ 8,000,000	$ 8,000,154
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,492,187
Insured: PSF-GTD
3.00%, due 8/15/28	3,000,000	2,984,014
Ector County Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/15/26	3,260,000	3,367,367
Series A, Insured: PSF-GTD
5.00%, due 8/15/27	5,000,000	5,269,233
El Paso County Hospital District, Limited General Obligation
Insured: AGC
5.00%, due 8/15/40	3,840,000	4,138,386
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,398,588
Fort Bend County Water Control & Improvement District No. 2, Unlimited General Obligation
Series A
3.125%, due 9/1/49	5,220,000	4,047,232
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,131,563
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	2,900,000	2,216,317
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	12,500,000	13,861,738
Series C
5.00%, due 7/1/54 (a)	5,250,000	5,622,865
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	67,090,000	73,128,932
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,349,171
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/26	10,000,000	10,341,548
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	7,210,000	6,947,293
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/27	3,455,000	3,461,153
5.00%, due 5/15/28	3,745,000	3,751,574

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AGM
5.00%, due 5/15/49	$ 14,450,000	$ 15,249,188
Insured: AGM
5.50%, due 5/15/48	7,500,000	8,136,652
Insured: AGM
5.50%, due 5/15/53	16,585,000	17,995,456
Lower Colorado River Authority, Revenue Bonds
Series D
5.00%, due 5/15/30	5,000,000	5,026,498
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	5,000,000	5,335,613
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,452,985
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	12,916,831
New Caney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,000,000	6,391,254
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	7,110,000	6,861,939
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,250,000	2,276,585
Series A
4.125%, due 1/1/40	5,500,000	5,530,259
Series A
5.25%, due 1/1/38	6,700,000	7,447,798
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,097,739
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	6,116,874
Northwest Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/49	7,635,000	8,094,972
Series A, Insured: PSF-GTD
5.00%, due 2/15/49	7,625,000	8,084,370
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	25,000,000	24,955,510
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	864,976

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	$ 4,155,000	$ 4,243,795
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,543,278
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	9,174,232
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	40,000,000	42,798,496
Spring Independent School District, Unlimited General Obligation
5.00%, due 8/15/47	5,000,000	5,343,808
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	10,009,080
4.00%, due 8/1/28	6,800,000	6,763,791
4.00%, due 8/1/29	6,940,000	6,890,555
4.00%, due 8/1/30	7,750,000	7,679,846
5.00%, due 8/1/27	7,750,000	7,825,873
5.50%, due 8/1/32	3,500,000	3,614,991
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	33,665,000	34,001,647
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series B
5.00%, due 8/1/39	4,750,000	4,781,588
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,000,000	4,919,936
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,705,857
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,600,000	2,576,529
Series A, Insured: GNMA
3.50%, due 7/1/52	11,380,000	11,256,013
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,887,899
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,012,379
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,341,289
Series A, Insured: GNMA
5.75%, due 1/1/56 (d)	5,000,000	5,507,480

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 3/1/53	$ 11,095,000	$ 12,058,919
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,216
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.739%, due 9/15/27	27,930,000	27,979,350
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,541,169
5.00%, due 12/15/26	4,925,000	5,039,211
5.00%, due 12/15/28	3,000,000	3,129,212
5.00%, due 12/15/32	10,075,000	10,710,879
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	35,120,000	37,323,573
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	1,655,000	1,710,516
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,322,062
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,906,664
5.00%, due 6/30/34	2,500,000	2,651,586
5.00%, due 12/31/34	3,125,000	3,312,830
5.125%, due 6/30/35	2,500,000	2,652,013
5.125%, due 12/31/35	2,500,000	2,652,139
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	17,335,000	18,543,298
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,144,499
Texas Transportation Commission, State Highway, Revenue Bonds, First Tier
5.00%, due 10/1/25	9,000,000	9,134,421
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,708,961
Series A
4.75%, due 10/15/43	16,000,000	16,837,741
5.00%, due 10/15/47	4,385,000	4,692,098
Series A
5.25%, due 10/15/51	22,000,000	24,000,790
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,304,414

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	$ 3,035,000	$ 3,232,909
		1,062,061,547
U.S. Virgin Islands 0.8%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,202,649
Series A
5.00%, due 10/1/30	11,805,000	12,407,721
Series A
5.00%, due 10/1/32	11,805,000	12,456,769
Series A
5.00%, due 10/1/39	35,670,000	36,868,348
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (e)	4,700,000	4,727,288
Series C, Insured: AGM-CR
5.00%, due 10/1/39	7,575,000	7,578,800
		79,241,575
Utah 2.3%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,521,884
Series A
5.00%, due 7/1/30	3,250,000	3,462,874
Series A
5.00%, due 7/1/31	6,155,000	6,625,238
Series A
5.00%, due 7/1/32	3,750,000	4,017,159
Series A
5.00%, due 7/1/33	3,000,000	3,077,092
Series A
5.00%, due 7/1/43	7,810,000	7,931,959
Series A
5.00%, due 7/1/47	30,040,000	30,276,553
Series A
5.50%, due 7/1/53	8,500,000	9,055,545
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,582,875
Series B
2.85%, due 2/1/29	2,325,000	2,271,923
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,362,850

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.375%, due 6/1/36	$ 4,675,000	$ 4,464,600
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	7,500,000	8,171,098
Series A
5.00%, due 7/1/42	4,045,000	4,296,030
Series A
5.00%, due 7/1/43	3,450,000	3,616,773
Series A
5.25%, due 7/1/43	18,000,000	19,450,078
Series A
5.25%, due 7/1/44	19,830,000	21,354,261
Series A
5.25%, due 7/1/45	13,000,000	13,954,054
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	982,632
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,467,340
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	8,000,000	8,470,311
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,615,090
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	453,162	450,631
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	441,766	436,748
Series A, Insured: GNMA
4.50%, due 1/21/49	1,089,412	1,082,193
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,031,561	1,010,555
Series G-2, Insured: GNMA
5.00%, due 7/21/52	12,740,676	12,615,854
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	19,391,396	19,234,128
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,572,307	4,582,758
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	5,024,732
		218,465,818

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia 0.8%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	$ 4,550,000	$ 4,155,254
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,750,000	4,555,637
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,828,511
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,128,494
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,413,958
County of Loudoun, Unlimited General Obligation
Series A
5.00%, due 12/1/29	8,430,000	9,272,985
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,655,000	6,661,600
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	7,500,000	6,262,466
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,999,813
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 3/15/25	4,040,000	4,050,276
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55 (a)	13,070,000	13,069,784
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,569,497
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,306,160
		77,274,435
Washington 1.6%
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,565,981
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,620,770
Series A
5.00%, due 7/1/36	5,000,000	5,581,768
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,058,617

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	$ 5,000,000	$ 5,344,576
Series C
5.00%, due 8/1/38	8,965,000	9,414,003
Port of Seattle, Revenue Bonds
Series A
5.00%, due 5/1/30 (b)	4,000,000	4,117,184
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	300,000	293,254
State of Washington, Unlimited General Obligation
Series R-2022C
5.00%, due 7/1/25	16,565,000	16,715,016
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2023A
5.00%, due 8/1/25	22,500,000	22,751,329
Series C
5.00%, due 2/1/29	5,900,000	6,385,950
Series A
5.00%, due 8/1/35	4,000,000	4,497,252
Series A
5.00%, due 8/1/38	10,565,000	11,850,002
Series C
5.00%, due 2/1/41	4,250,000	4,568,147
Series A
5.00%, due 8/1/41	11,700,000	12,889,429
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2022B
5.00%, due 2/1/29	4,750,000	5,141,231
Series B
5.00%, due 6/1/37	5,540,000	6,232,532
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	4,535,000	4,451,143
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	2,465,000	2,461,750
Series 2
4.084%, due 3/20/40	5,584,741	5,412,945
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,246,161
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	105,000	105,398
		155,704,438

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	$ 13,280,000	$ 13,463,034
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.50%, due 9/1/48	8,600,000	9,341,891
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue Bonds
Series B
6.00%, due 9/1/48	5,200,000	5,794,052
		28,598,977
Wisconsin 1.0%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,480,507	42,701,564
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,814,773
2.00%, due 3/1/39	5,200,000	3,787,481
2.00%, due 3/1/40	3,245,000	2,304,078
2.00%, due 3/1/41	4,540,000	4,425,963
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,759,924
Series A
3.40%, due 4/1/35	2,595,000	2,591,417
Series A
3.45%, due 4/1/36	3,130,000	3,126,399
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,675,946
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	9,950,000	9,928,536
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	6,058,757
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,744,790
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,520,776
		98,440,404
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	6,100,000	5,494,778
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	4,815,000	5,091,479

	Principal Amount	Value
Long-Term Municipal Bonds
Wyoming
Wyoming Community Development Authority, Revenue Bonds
Series 1
6.00%, due 12/1/54	$ 3,495,000	$ 3,805,603
		14,391,860
Total Long-Term Municipal Bonds (Cost $9,006,845,788)		9,171,769,692
Short-Term Municipal Notes 2.4%
California 1.5%
Los Angeles Department of Water & Power, Power System, Revenue Bonds (f)
Series C-1
4.00%, due 7/1/57	17,000,000	17,000,000
Series A-5
4.10%, due 7/1/35	9,015,000	9,015,000
Series A-1
4.10%, due 7/1/50	50,000,000	50,000,000
Series C-2
4.25%, due 7/1/55	50,000,000	50,000,000
Series B-8
4.60%, due 7/1/34	15,500,000	15,500,000
		141,515,000
Georgia 0.3%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
1.95%, due 11/1/62 (b)(f)	9,000,000	9,000,000
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (f)	2,500,000	2,500,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds
Series 1
2.00%, due 11/1/48 (f)	18,000,000	18,000,000
		29,500,000
New York 0.1%
Nuveen New York AMT-Free Quality Municipal Income Fund
2.70%, due 5/1/47 (e)(f)	4,900,000	4,900,000
Texas 0.0% ‡
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
2.08%, due 5/15/34	1,850,000	1,850,000

	Principal Amount	Value
Short-Term Municipal Notes
Wisconsin 0.5%
BlackRock Municipal 2030 Target Term Trust
Series W-7
2.40%, due 12/31/30 (b)(e)(f)	$ 20,000,000	$ 20,000,000
Nuveen AMT-Free Municipal Credit Income Fund
2.70%, due 3/1/29 (f)	10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund
Series D
2.70%, due 3/1/29 (f)	18,150,000	18,150,000
		48,150,000
Total Short-Term Municipal Notes (Cost $225,915,000)		225,915,000
Total Municipal Bonds (Cost $9,232,760,788)		9,397,684,692

Long-Term Bonds 0.1%
Corporate Bond 0.1%
Electric 0.1%
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	4,258,272	4,275,776
Total Long-Term Bonds (Cost $4,258,232)		4,275,776

	Shares	Value
Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (g)	105,463,593	105,463,593
Total Short-Term Investment (Cost $105,463,593)		105,463,593
Total Investments (Cost $9,342,482,613)	100.6%	9,507,424,061
Other Assets, Less Liabilities	(0.6)	(53,097,037)
Net Assets	100.0%	$ 9,454,327,024

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(d)	Delayed delivery security.

(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of January 31, 2025.
Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(320)	March 2025	$ (36,449,264)	$ (36,450,000)	$ (736)

1.	As of January 31, 2025, cash in the amount of $1,184,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,171,769,692	$ —	$ 9,171,769,692
Short-Term Municipal Notes	—	225,915,000	—	225,915,000
Total Municipal Bonds	—	9,397,684,692	—	9,397,684,692
Long-Term Bonds
Corporate Bond	—	4,275,776	—	4,275,776
Short-Term Investment
Unaffiliated Investment Company	105,463,593	—	—	105,463,593
Total Investments in Securities	$ 105,463,593	$ 9,401,960,468	$ —	$ 9,507,424,061
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (736)	$ —	$ —	$ (736)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.5%
Corporate Bonds 8.1%
Commercial Services 4.5%
Chapman University
Series 2021
2.067%, due 4/1/31	$ 2,616,000	$ 2,167,468
Cornell University
4.835%, due 6/15/34	18,835,000	18,589,019
Duke University
3.199%, due 10/1/38	3,000,000	2,435,717
Johns Hopkins University
Series A
1.972%, due 7/1/30	2,270,000	1,972,589
Series A
4.705%, due 7/1/32	10,000,000	9,910,685
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/39 (a)	10,000,000	3,379,130
Trustees of Columbia University in the City of New York (The)
Series 2024
4.355%, due 10/1/35	10,948,000	10,353,800
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	12,500,000	12,561,159
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,276,101
		64,645,668
Healthcare-Services 3.6%
Adventist Health System
5.757%, due 12/1/34	6,551,000	6,601,501
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	6,590,000	6,400,599
CommonSpirit Health
5.318%, due 12/1/34	7,626,000	7,549,063
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	7,500,000	7,559,220
OhioHealth Corp.
2.297%, due 11/15/31	8,620,000	7,261,287
Orlando Health Obligated Group
5.475%, due 10/1/35	6,725,000	6,807,308
Toledo Hospital (The)
5.75%, due 11/15/38	10,785,000	10,675,760
		52,854,738
Total Corporate Bonds (Cost $118,012,370)		117,500,406

	Principal Amount	Value
Municipal Bonds 88.4%
Alabama 1.1%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	$ 5,500,000	$ 5,015,173
Series B
1.856%, due 9/1/29	2,160,000	1,925,981
Series B
2.156%, due 9/1/32	4,000,000	3,341,830
Series B
2.256%, due 9/1/33	7,400,000	6,072,934
		16,355,918
Arizona 0.3%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,521,681
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,039,353
3.90%, due 10/1/34	1,900,000	1,600,721
		4,161,755
Arkansas 0.7%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,393,303
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,520,804
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,121,225
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,016,889
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,158,361
		10,210,582
California 19.0%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,703,067
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	10,000,000	10,538,961

	Principal Amount	Value
Municipal Bonds
California
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	$ 2,800,000	$ 2,364,910
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,195,029
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AGM
5.15%, due 7/1/31	1,000,000	1,017,870
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series A-1
4.00%, due 5/1/53 (b)	5,405,000	5,405,818
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,219,325
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,490,955
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	7,150,000	6,923,045
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	11,160,000	11,171,394
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,003,172
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	813,888
Series B
4.90%, due 11/1/34	3,750,000	3,703,385
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	1,760,000	1,632,209
Chaffey Community College District Unlimited General Obligation
4.982%, due 6/1/36	3,150,000	3,116,471

	Principal Amount	Value
Municipal Bonds
California
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	$ 2,200,000	$ 1,982,141
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,070,979
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	5,520,000	5,127,350
Series A, Insured: AGM
3.408%, due 5/15/32	5,410,000	4,896,947
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
4.72%, due 9/1/34	1,000,000	962,666
Series A
5.50%, due 9/1/31	7,295,000	7,502,665
Series A
5.50%, due 9/1/32	6,895,000	7,079,972
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,025,846
Series A-2
5.60%, due 7/15/32	2,580,000	2,657,678
Series A-2
5.75%, due 7/15/34	4,205,000	4,343,882
Series A-2
5.85%, due 7/15/35	4,430,000	4,582,225
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,371,558
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,272,820
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	3,050,000	2,878,588
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.85%, due 8/1/34	11,220,000	11,250,854

	Principal Amount	Value
Municipal Bonds
California
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	$ 1,000,000	$ 884,900
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	924,725
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,312,659
2.668%, due 8/1/34	2,545,000	2,064,667
Golden State Tobacco Securitization Corp. Revenue Bonds
Series A-1
2.787%, due 6/1/31	5,000,000	4,279,481
Hemet Unified School District Unlimited General Obligation
Insured: AGM
1.70%, due 8/1/29	5,285,000	4,670,471
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	1,695,000	1,544,714
Series H
2.587%, due 8/1/31	4,870,000	4,279,956
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,516,632
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	8,135,000	8,387,524
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	1,967,127
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,003,069
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	3,891,125	3,567,510
Series R
2.099%, due 5/1/30	2,296,003	2,000,369

	Principal Amount	Value
Municipal Bonds
California
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.299%, due 5/1/32	$ 964,097	$ 802,611
Series R
2.349%, due 5/1/33	2,476,732	2,012,408
Riverside Community College District Unlimited General Obligation
1.589%, due 8/1/28	2,500,000	2,273,787
1.785%, due 8/1/29	2,000,000	1,781,800
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	2,951,674
Series A-2
5.75%, due 8/1/31	1,230,000	1,293,204
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,424,429
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	849,538
San Diego Unified School District Unlimited General Obligation
Series B-2
4.446%, due 7/1/25	4,000,000	4,000,664
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
4.836%, due 10/1/33	4,000,000	3,967,569
Series B
5.60%, due 10/1/30	6,620,000	6,711,146
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	1,250,000	1,129,277
San Jose Evergreen Community College District Unlimited General Obligation
Series B
5.552%, due 7/1/43	4,960,000	4,923,545
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,345,433
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,495,880

	Principal Amount	Value
Municipal Bonds
California
Santa Clarita Community College District Unlimited General Obligation
3.046%, due 8/1/39	$ 4,000,000	$ 3,198,664
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,122,738
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,574,663
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	1,800,000	1,846,642
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,237,143
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/30	3,225,000	2,946,820
Series B
5.125%, due 9/1/29	3,000,000	3,066,657
5.75%, due 10/1/31	8,000,000	8,394,194
5.875%, due 10/1/41	4,000,000	4,104,352
7.50%, due 4/1/34	6,500,000	7,405,644
State of California Unlimited General Obligation
5.15%, due 9/1/34	5,000,000	5,029,937
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,832,182
Series BE
2.132%, due 12/1/33	7,500,000	6,043,442
University of California Revenue Bonds
Series BD
3.349%, due 7/1/29	3,660,000	3,481,063
Series AP
3.931%, due 5/15/45	4,305,000	3,839,407
Series BU
4.932%, due 5/15/34	9,000,000	8,955,706
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	2,000,000	1,762,540
		276,514,233

	Principal Amount	Value
Municipal Bonds
Colorado 1.6%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	$ 8,020,000	$ 7,023,713
Series C
2.767%, due 11/15/35	1,000,000	807,055
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	5,585,000	5,739,280
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55 (c)	4,000,000	4,166,961
Denver City & County School District No. 1 Certificate of Participation
Series B
7.017%, due 12/15/37	3,875,000	4,348,207
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AGM
3.344%, due 12/1/32	1,850,000	1,651,673
		23,736,889
Connecticut 2.4%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	8,500,000	8,522,213
Series F-2
6.00%, due 5/15/55	5,165,000	5,293,751
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,440,991
Series A
4.06%, due 6/15/30	4,600,000	4,462,559
Series A
4.628%, due 5/15/32	5,060,000	4,986,750
Series A
4.657%, due 5/15/30	7,000,000	6,989,764
Series A
4.846%, due 5/1/33	1,800,000	1,788,500
		35,484,528
Delaware 0.7%
County of New Castle Unlimited General Obligation
Series B
1.67%, due 7/15/29	11,430,000	10,117,567

	Principal Amount	Value
Municipal Bonds
District of Columbia 2.0%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	$ 1,870,000	$ 1,819,036
Series B
5.153%, due 5/1/31	10,000,000	10,283,227
Series B
5.203%, due 5/1/32	8,800,000	9,067,317
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,333,907
		29,503,487
Florida 3.7%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AGM
5.60%, due 9/1/42	1,000,000	1,015,066
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,280,382
Series A
2.731%, due 6/1/38	4,000,000	3,079,328
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	2,010,000	2,020,899
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,590,852
2.543%, due 10/1/35	2,395,000	1,903,501
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	2,360,000	2,191,509
Series C
2.914%, due 10/1/32	9,255,000	8,037,520
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
2.012%, due 10/1/31	6,940,000	5,828,820
Series A-3, Insured: AGM
2.162%, due 10/1/32	4,000,000	3,299,345
5.499%, due 11/1/29	1,150,000	1,188,781
5.653%, due 11/1/32	3,545,000	3,700,691

	Principal Amount	Value
Municipal Bonds
Florida
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.287%, due 10/1/29	$ 1,000,000	$ 901,643
Series B
3.406%, due 10/1/32	1,500,000	1,355,397
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	2,500,000	2,159,654
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,375,000	2,428,272
Sumter Landing Community Development District (c) Revenue Bonds
Insured: AGC
4.884%, due 10/1/30	1,700,000	1,709,920
Insured: AGC
5.031%, due 10/1/32	1,250,000	1,257,472
Insured: AGC
5.118%, due 10/1/33	1,500,000	1,511,010
Insured: AGC
5.168%, due 10/1/34	1,750,000	1,760,716
Insured: AGC
5.188%, due 10/1/35	1,500,000	1,502,530
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,734,829
		53,458,137
Georgia 1.4%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,353,146
2.257%, due 11/1/35	5,885,000	4,740,204
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,500,000	1,537,667
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AGM-CR AMBAC
5.95%, due 1/1/35	2,955,000	3,077,399

	Principal Amount	Value
Municipal Bonds
Georgia
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	$ 4,320,000	$ 4,377,556
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	861,686
		20,947,658
Guam 0.3%
Guam Government Waterworks Authority Revenue Bonds
Series B
2.75%, due 7/1/30	1,000,000	881,005
Series B
3.25%, due 7/1/34	2,620,000	2,159,471
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	976,904
		4,017,380
Hawaii 2.1%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	3,080,000	2,570,967
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,819,675
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,701,934
Series GC
1.868%, due 10/1/31	6,000,000	5,021,216
Series GJ
2.042%, due 8/1/31	4,255,000	3,619,878
Series GD
2.80%, due 10/1/38	2,000,000	1,524,432
Series GM
4.806%, due 10/1/30	4,000,000	4,027,827
Series GM
4.821%, due 10/1/32	2,000,000	1,998,085

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Unlimited General Obligation
Series GN
4.936%, due 10/1/37	$ 5,000,000	$ 4,876,787
		30,160,801
Idaho 0.6%
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	7,695,000	8,024,070
Illinois 8.1%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,052,623
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.616%, due 1/1/33	10,040,000	8,501,362
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,932,623
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,011,000	1,110,878
City of Kankakee Unlimited General Obligation
Insured: BAM
5.172%, due 12/1/34	1,000,000	986,575
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	820,000	833,038
6.229%, due 11/15/34	8,965,000	9,293,920
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.548%, due 8/15/29	2,525,000	2,382,137
3.598%, due 8/15/30	2,250,000	2,088,675
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	6,810,000	7,135,976

	Principal Amount	Value
Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	$ 12,380,000	$ 13,089,572
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,704,468
Series B
3.107%, due 1/1/35	4,000,000	3,356,575
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,075,653
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,500,000	2,245,236
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,006,523
State of Illinois Revenue Bonds
4.62%, due 6/15/38	24,663,333	23,699,014
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	6,923,773
Insured: AGM-CR
5.65%, due 12/1/38	6,949,444	7,048,170
Series 3
6.725%, due 4/1/35	6,769,231	7,042,940
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,437,143	5,814,135
		118,323,866
Indiana 0.9%
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,700,000	5,883,896
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	4,315,000	4,375,514

	Principal Amount	Value
Municipal Bonds
Indiana
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AGM
4.991%, due 2/1/31	$ 1,085,000	$ 1,093,673
Series B, Insured: AGM
5.033%, due 2/1/32	1,135,000	1,142,298
Series B, Insured: AGM
5.083%, due 2/1/33	1,000,000	1,004,715
		13,500,096
Iowa 0.5%
Iowa Finance Authority, Mortgage-Backed Securities Program Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55 (c)	4,500,000	4,690,598
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	3,200,000	3,108,818
		7,799,416
Louisiana 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. ELL System Restoration Revenue Bonds
5.048%, due 12/1/34	17,000,000	16,916,871
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,790,773	4,772,495
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,172,646
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,139,639
		26,001,651
Maryland 0.3%
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,471,132

	Principal Amount	Value
Municipal Bonds
Maryland
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	$ 1,510,000	$ 1,288,734
		3,759,866
Massachusetts 5.4%
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	10,920,923
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	8,000,000	7,679,070
Commonwealth of Massachusetts Limited General Obligation
Series E
5.50%, due 10/1/29	9,000,000	9,347,898
Series E
5.50%, due 10/1/31	5,050,000	5,262,747
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,573,785
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	11,750,000	11,856,440
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	9,000,000	9,325,238
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,349,379
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	5,165,000	4,555,842
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	2,015,000	1,834,995
Series C
2.39%, due 8/1/33	6,275,000	5,199,459

	Principal Amount	Value
Municipal Bonds
Massachusetts
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	$ 2,330,000	$ 1,957,587
Series 2
3.646%, due 11/1/34	2,495,000	2,229,255
		78,092,618
Michigan 0.1%
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	787,339
Minnesota 0.4%
Minnesota Housing Finance Agency Revenue Bonds
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	2,000,000	2,001,551
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	3,040,000	3,168,526
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	935,746
		6,105,823
Mississippi 1.4%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,498,194
Series B
1.699%, due 6/1/29	2,935,000	2,635,591
Series B
1.849%, due 6/1/30	2,135,000	1,878,653
Series E
2.387%, due 10/1/34	5,000,000	4,090,854
Series F
5.245%, due 11/1/34	4,075,000	4,046,809
		20,150,101
Missouri 0.8%
Missouri Highway & Transportation Commission, Federal Reimbursement State Road Revenue Bonds
Series B
5.445%, due 5/1/33	12,120,000	12,071,685

	Principal Amount	Value
Municipal Bonds
Nebraska 0.2%
Central Plains Energy Project, Project No. 3 Revenue Bonds
Series B
4.50%, due 9/1/25	$ 500,000	$ 498,484
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,532,839
		3,031,323
New Hampshire 2.2%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	23,000,000	23,387,391
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,630,000	3,515,197
Series A
5.34%, due 11/1/44	6,000,000	5,356,028
		32,258,616
New Jersey 0.9%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,401,274
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,128,462
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,472,929
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,496,896
		12,499,561
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56 (c)	1,000,000	1,040,260

	Principal Amount	Value
Municipal Bonds
New York 9.9%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	$ 1,855,000	$ 1,935,242
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,099,872
Series D
1.623%, due 8/1/28	5,290,000	4,785,113
Series D
1.723%, due 8/1/29	230,000	204,100
Series D
1.723%, due 8/1/29	1,070,000	942,573
Series D-2
1.75%, due 3/1/30	2,450,000	2,122,071
Series D-3
1.97%, due 3/1/31	1,000,000	850,277
Series D-3
2.22%, due 3/1/35	6,000,000	4,628,023
Series A-3
2.80%, due 8/1/30	2,820,000	2,552,022
Series D-1
5.114%, due 10/1/54	6,000,000	5,680,516
Series B-2
5.514%, due 10/1/30	3,730,000	3,859,734
Series B-2
5.625%, due 10/1/31	2,110,000	2,196,689
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,711,961
Empire State Development Corp., State of New York Sales Tax Revenue Bonds
Series B
2.59%, due 3/15/35	5,000,000	4,061,839
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	11,200,000	11,702,117
New York City Housing Development Corp., 8 Spruce Street Project Revenue Bonds
Class A
5.458%, due 12/15/31	13,850,000	13,998,040
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series B-3
3.00%, due 11/1/33	9,180,000	7,881,493

	Principal Amount	Value
Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series C-3
3.35%, due 11/1/30	$ 4,000,000	$ 3,717,017
Series A-2
4.60%, due 5/1/30	6,000,000	5,965,601
Series G-2
4.91%, due 5/1/32	5,000,000	5,002,008
Series G-3
5.01%, due 5/1/34	2,500,000	2,491,599
Series G-3
5.06%, due 5/1/35	3,250,000	3,231,359
Series D-3
5.65%, due 11/1/35	6,000,000	6,180,068
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	6,530,000	6,813,331
New York State Dormitory Authority, University Facilities Revenue Bonds
Series A
2.592%, due 7/1/35	1,000,000	794,033
Series B
2.746%, due 7/1/30	6,430,000	5,815,753
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	6,935,000	7,014,366
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	999,737
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,771,606
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project Revenue Bonds
Series B, Insured: AGM-CR
3.473%, due 7/1/28	5,860,000	5,636,743
State of New York Unlimited General Obligation
Series B
2.90%, due 2/15/33	6,000,000	5,201,877
Series B
2.95%, due 2/15/34	6,750,000	5,754,121

	Principal Amount	Value
Municipal Bonds
New York
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	$ 5,000,000	$ 5,093,275
		144,694,176
North Carolina 0.3%
University of North Carolina at Chapel Hill Revenue Bonds
Series C
3.327%, due 12/1/36	2,025,000	1,804,988
3.847%, due 12/1/34	1,530,000	1,433,713
University of North Carolina at Charlotte (The) Revenue Bonds
Series B, Insured: AGM
1.957%, due 4/1/29	2,000,000	1,808,049
		5,046,750
North Dakota 0.2%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	2,470,000	2,548,522
Ohio 3.3%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	4,455,000	4,667,596
Series A
7.734%, due 2/15/33	6,620,000	7,555,080
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,051,204
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,806,327
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,074,144
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	11,265,000	11,036,937

	Principal Amount	Value
Municipal Bonds
Ohio
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	$ 12,085,000	$ 11,738,077
Northeast Ohio Regional Sewer District Revenue Bonds
3.10%, due 11/15/39	1,000,000	805,538
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,106,529
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.731%, due 2/15/35	1,000,000	813,350
Series A
2.801%, due 2/15/36	1,500,000	1,198,877
		48,853,659
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,112,846
Oregon 2.3%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series A
4.43%, due 6/15/29	2,270,000	2,267,969
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	3,000,000	2,855,545
Port of Morrow, Bonneville Power Administration Revenue Bonds
Series 1
2.543%, due 9/1/40	1,270,000	929,392
4.819%, due 9/1/30	4,000,000	4,031,664
4.839%, due 9/1/31	14,535,000	14,609,863
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	4,968,114
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,448,231

	Principal Amount	Value
Municipal Bonds
Oregon
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	$ 1,000,000	$ 859,175
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,629,707
		33,599,660
Pennsylvania 2.0%
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	2,505,000	2,210,349
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,936,423
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	867,648
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,375,751
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
1.625%, due 8/1/28	9,175,000	8,333,143
Series 1
2.05%, due 8/1/31	5,020,000	4,267,846
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	853,317
Erie City Water Authority Revenue Bonds
Series D, Insured: AGM
1.961%, due 12/1/30	2,945,000	2,552,982
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AGC
5.362%, due 11/1/37	2,150,000	2,132,822
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds
Series B
5.848%, due 12/1/37	1,000,000	1,029,305

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	$ 3,025,000	$ 2,445,885
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,684,024
		29,689,495
Rhode Island 0.3%
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.797%, due 12/1/33	1,400,000	1,444,605
State of Rhode Island Unlimited General Obligation
Series B
5.00%, due 8/1/29	3,145,000	3,207,976
		4,652,581
South Carolina 0.3%
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series C, Insured: AGM
5.417%, due 12/1/38	1,035,000	1,038,501
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,788,479
		4,826,980
Tennessee 0.8%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
4.98%, due 7/1/29	1,315,000	1,337,574
Series D
5.03%, due 7/1/30	1,000,000	1,018,464
Series D
5.068%, due 7/1/31	1,600,000	1,629,379
Series D
5.168%, due 7/1/33	1,550,000	1,579,072
Metropolitan Government of Nashville & Davidson County Unlimited General Obligation
Series B
5.707%, due 7/1/34	2,000,000	2,021,551
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,166,992

	Principal Amount	Value
Municipal Bonds
Tennessee
State of Tennessee Unlimited General Obligation
Series B
1.975%, due 11/1/35	$ 2,000,000	$ 1,518,022
Tennessee Housing Development Agency, Residential Finance Program Revenue Bonds
Series 3-A
6.25%, due 1/1/55	1,000,000	1,034,323
		11,305,377
Texas 6.0%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,081,844
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,904,042
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	2,650,000	2,359,384
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,245,829
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series B
3.828%, due 5/15/28	3,025,000	2,986,983
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,337,468
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	4,000,000	4,004,350
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	1,000,000	817,623
Insured: AGM
2.534%, due 8/15/34	2,805,000	2,254,573
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,268,776

	Principal Amount	Value
Municipal Bonds
Texas
Dallas Area Rapid Transit Revenue Bonds
Series C
1.946%, due 12/1/31	$ 4,230,000	$ 3,541,164
Series C
2.046%, due 12/1/32	2,035,000	1,676,540
Series C
2.096%, due 12/1/33	1,000,000	804,490
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,208,164
Series A
2.454%, due 11/1/29	1,000,000	906,792
Series C
2.591%, due 11/1/33	4,300,000	3,584,198
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,256,058
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.88%, due 2/15/34	1,020,000	1,026,682
4.93%, due 2/15/35	2,215,000	2,225,452
4.98%, due 2/15/36	2,935,000	2,941,943
Manor Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 8/1/29	2,000,000	2,048,185
Permanent University Fund - Texas A&M University System Revenue Bonds
Series B
3.575%, due 7/1/32	6,000,000	5,672,741
Prosper Independent School District Unlimited General Obligation
Insured: PSF-GTD
1.429%, due 2/15/30	3,380,000	2,895,746
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,479,642
2.526%, due 10/1/31	7,500,000	6,633,259
2.746%, due 10/1/33	1,000,000	861,548
4.68%, due 10/1/32	7,470,000	7,490,981
4.90%, due 10/1/35	5,100,000	5,115,052

	Principal Amount	Value
Municipal Bonds
Texas
State of Texas Unlimited General Obligation
Series B
2.624%, due 10/1/38	$ 5,970,000	$ 4,546,933
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	2,870,000	2,937,822
Texas Tech University System Revenue Bonds
1.653%, due 2/15/29	1,250,000	1,117,461
		88,231,725
U.S. Virgin Islands 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,625,000	5,634,105
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AGM
6.85%, due 7/1/35	4,000,000	4,272,124
		9,906,229
Utah 1.1%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	2,989,191
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,365,862
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,038,172
Series B
5.228%, due 7/1/35	2,520,000	2,542,481
Utah Housing Corp. Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,750,000	2,818,139
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,649,182
		16,403,027

	Principal Amount	Value
Municipal Bonds
Virginia 0.7%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	$ 1,970,000	$ 1,767,166
Toll Road Investors Partnership II LP
Insured: NATL-RE
(zero coupon), due 2/15/41 (a)	10,000,000	2,866,357
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue Bonds
Series B
1.865%, due 2/1/31	3,000,000	2,552,262
Virginia Public Building Authority Revenue Bonds
Series C
2.563%, due 8/1/29	2,700,000	2,462,215
		9,648,000
Washington 1.0%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,488,955
Series B
2.43%, due 1/1/39	1,235,000	900,632
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,621,419
Series C
4.982%, due 12/1/32	1,650,000	1,671,626
Series C
5.112%, due 12/1/34	1,550,000	1,571,006
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	747,135
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,290,436
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,647,984

	Principal Amount	Value
Municipal Bonds
Washington
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	$ 2,115,000	$ 2,114,299
		15,053,492
West Virginia 0.1%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,700,000	2,084,042
Wisconsin 0.3%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,710,292
Total Municipal Bonds (Cost $1,279,345,468)		1,289,482,079
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	96,914	89,330
6.50%, due 4/1/37	19,266	20,195
		109,525
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	47,456	48,752
Total U.S. Government & Federal Agencies (Cost $164,755)		158,277
Total Long-Term Bonds (Cost $1,397,522,593)		1,407,140,762

	Shares

Closed-End Fund 0.2%
Illinois 0.2%
Nuveen Taxable Municipal Income Fund	156,775	2,491,155
Total Closed-End Fund (Cost $2,327,636)		2,491,155

	Principal Amount	Value

Short-Term Investments 3.7%
Commercial Paper 0.5%
Ascension Health
4.622%, due 2/12/25	$ 8,000,000	$ 7,987,943
Short-Term Municipal Notes 1.5%
Andrew W Mellon Foundation (The)
4.38%, due 12/1/32 (d)	800,000	800,000
New Hampshire Business Finance Authority
4.65%, due 2/1/29 (a)(d)	6,000,000	6,000,000
Tender Option Bond Trust Receipts
4.73%, due 7/1/50 (a)(d)	15,000,000	15,000,000
Total Short-Term Municipal Notes (Cost $21,800,000)		21,800,000

	Shares

Unaffiliated Investment Company 1.7%
Dreyfus Government Cash Management - Institutional Shares, 4.264% (e)	24,873,549	24,873,549
Total Short-Term Investments (Cost $54,662,353)		54,661,492
Total Investments (Cost $1,454,512,582)	100.4%	1,464,293,409
Other Assets, Less Liabilities	(0.4)	(5,478,784)
Net Assets	100.0%	$ 1,458,814,625

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(c)	Delayed delivery security.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of January 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 45,829	$ 139,394	$ (185,223)	$ —	$ —	$ —	$ 280	$ —	—
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 117,500,406	$ —	$ 117,500,406
Municipal Bonds	—	1,289,482,079	—	1,289,482,079
U.S. Government & Federal Agencies	—	158,277	—	158,277
Total Long-Term Bonds	—	1,407,140,762	—	1,407,140,762
Closed-End Fund	2,491,155	—	—	2,491,155
Short-Term Investments
Commercial Paper	—	7,987,943	—	7,987,943
Short-Term Municipal Notes	—	21,800,000	—	21,800,000
Unaffiliated Investment Company	24,873,549	—	—	24,873,549
Total Short-Term Investments	24,873,549	29,787,943	—	54,661,492
Total Investments in Securities	$ 27,364,704	$ 1,436,928,705	$ —	$ 1,464,293,409

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Strategic Bond Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.3%
Asset-Backed Securities 12.2%
Automobile Asset-Backed Securities 6.7%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 1,192,290	$ 1,194,746
Series 2024-A, Class G
12.748%, due 5/17/32	1,770,930	1,803,290
American Credit Acceptance Receivables Trust
Series 2021-4, Class E
3.12%, due 2/14/28 (a)	1,400,000	1,390,162
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	2,780,000	2,952,848
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,346,956
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	1,955,802	1,908,143
Series 2021-4A, Class D
1.99%, due 9/15/27	1,385,000	1,351,138
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	896,834
Exeter Automobile Receivables Trust (a)
Series 2021-1A, Class E
2.21%, due 2/15/28	1,565,000	1,536,832
Series 2021-3A, Class E
3.04%, due 12/15/28	3,790,000	3,657,391
Series 2022-1A, Class E
5.02%, due 10/15/29	1,470,000	1,434,702
Series 2022-2A, Class E
6.34%, due 10/15/29	3,480,000	3,461,868
Series 2022-5A, Class E
10.45%, due 4/15/30	2,870,000	3,070,110
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,143,777
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,284,361
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,213,108
Series 2021-4, Class D
2.26%, due 12/15/27	2,507,000	2,366,171
Series 2020-1, Class D
2.48%, due 3/16/26	201,318	200,761
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,800,435
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,916,129

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	$ 2,590,000	$ 2,570,889
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	960,477
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	895,776
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,087,269
Series 2022-2, Class D
5.80%, due 4/17/28	2,585,000	2,407,329
Series 2024-1, Class D
6.30%, due 4/15/30	770,000	777,426
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	1,569,624	1,539,192
Series 2021-3A, Class E
3.20%, due 10/16/28	2,485,000	2,404,816
Series 2024-3A, Class D
5.53%, due 2/18/31	1,375,000	1,381,100
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	689,276
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.623% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	918,050	928,034
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,259,734
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	2,207,916	2,304,375
Santander Drive Auto Receivables Trust
Series 2024-4, Class D
5.32%, due 12/15/31	1,305,000	1,307,361
		57,442,816
Home Equity Asset-Backed Security 0.0% ‡
GSAA Home Equity Trust
Series 2007-8, Class A3
5.325% (1 Month SOFR + 1.014%), due 8/25/37 (b)	13,270	12,949
Other Asset-Backed Securities 5.5%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.673% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,300,000	1,312,731
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
6.062% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	500,000	502,188

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
AIMCO CLO
Series 2018-AA, Class B1R
6.165% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	$ 1,650,000	$ 1,662,418
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	613,528	579,072
Series 2021-1, Class B
3.95%, due 7/11/30	945,500	883,817
Series 2016-1, Class A
4.10%, due 1/15/28	759,367	725,384
Apidos CLO
Series 2018-18A, Class BR2
6.066% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,700,000	1,712,458
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	870,000	870,438
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	850,000	851,824
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	940,000	959,500
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,365,000	1,381,958
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.243% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	800,000	810,209
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,872	1,010,270
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,724,295
Series 2020-1, Class A2
1.99%, due 7/15/60	1,520,958	1,381,314
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	2,068,149
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	2,116,368
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	7,875	7,875
FirstKey Homes Trust
Series 2020-SFR2, Class E
2.668%, due 10/19/37 (a)	1,650,000	1,612,065
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.863% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,600,000	1,607,379

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 1,200,000	$ 1,210,655
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	533,658	521,034
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	758,720	716,283
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.902% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	800,000	802,037
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	511,159	458,724
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	907,624
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,508,854
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.663% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,107,627
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	1,000,000	999,884
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.753% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	604,855
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,650,000	1,660,735
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.703% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,106,633
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.693% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	907,436
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.252% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	809,613
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	28,933,293	1,062,394
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	2,074,800	2,056,994

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.098% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	$ 1,000,000	$ 1,009,223
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,500,000	1,440,635
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	649,977	659,821
Zayo Issuer LLC
Series 2025-1A, Class C
8.659%, due 3/20/55 (a)	2,500,000	2,500,000
		47,830,773
Total Asset-Backed Securities (Cost $104,844,233)		105,286,538
Corporate Bonds 30.9%
Aerospace & Defense 0.2%
Bombardier, Inc.
7.50%, due 2/1/29 (a)	2,030,000	2,112,852
Airlines 0.8%
American Airlines, Inc. (a)
5.50%, due 4/20/26	458,333	458,071
5.75%, due 4/20/29	2,450,000	2,444,010
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	210,377	209,426
4.75%, due 10/20/28	2,665,000	2,648,232
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	450,000	449,438
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	760,000	766,704
		6,975,881
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	1,004,454
4.125%, due 8/17/27	1,295,000	1,255,680
6.054%, due 11/5/31	590,000	586,975
6.80%, due 5/12/28	2,105,000	2,181,595
6.95%, due 3/6/26	1,195,000	1,216,574
7.20%, due 6/10/30	625,000	659,167
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	993,554
2.70%, due 6/10/31	1,525,000	1,296,140
4.30%, due 4/6/29	1,090,000	1,052,453

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	$ 3,610,000	$ 3,394,690
7.05%, due 9/15/28	975,000	1,006,177
		14,647,459
Auto Parts & Equipment 0.1%
Dana, Inc.
4.25%, due 9/1/30	1,005,000	953,387
Banks 7.3%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(e)(f)	900,000	929,362
Banco Bradesco SA
6.50%, due 1/22/30 (a)	450,000	457,556
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,358,260
5.439%, due 7/15/31	800,000	805,612
6.35%, due 3/14/34	1,000,000	1,021,749
Bank of America Corp. (g)
2.087%, due 6/14/29	1,275,000	1,163,210
3.384%, due 4/2/26	1,700,000	1,696,190
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(e)	950,000	928,869
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,174,866
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	900,000	937,906
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,605,000	1,444,827
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,315,000	1,249,548
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,610,000	1,385,341
BPCE SA (a)(g)
2.045%, due 10/19/27	2,240,000	2,127,206
6.714%, due 10/19/29 (f)	665,000	693,988
Citigroup, Inc.
2.52%, due 11/3/32 (f)(g)	2,115,000	1,778,633
Comerica, Inc.
5.982%, due 1/30/30 (g)	1,715,000	1,731,825
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	1,746,000	1,601,276
Deutsche Bank AG
3.035%, due 5/28/32 (g)	460,000	397,343
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,299,933
Fifth Third Bank, Inc.
3.85%, due 3/15/26	1,400,000	1,384,370
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,674,601

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (g)	$ 3,260,000	$ 3,104,566
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,043,996
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,579,374
KeyCorp
6.401%, due 3/6/35 (g)	2,020,000	2,114,141
Lloyds Banking Group plc
4.65%, due 3/24/26	1,985,000	1,976,980
Morgan Stanley (g)
2.484%, due 9/16/36	2,170,000	1,783,625
2.511%, due 10/20/32	3,225,000	2,726,520
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	2,058,781
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,650,000	2,284,249
Santander Holdings USA, Inc. (g)
6.342%, due 5/31/35	1,150,000	1,176,971
6.499%, due 3/9/29	1,315,000	1,359,157
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,196,673
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,688,611
UBS Group AG (a)
3.091%, due 5/14/32 (g)	885,000	778,849
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,555,000	2,231,529
Wells Fargo & Co.
3.35%, due 3/2/33 (g)	2,330,000	2,055,886
		62,402,379
Building Materials 0.3%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,840,000	2,874,080
Chemicals 1.0%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,068,163
Celanese US Holdings LLC
6.95%, due 11/15/33 (h)	1,740,000	1,820,906
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	2,565,000	2,605,391
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,185,000	2,119,791
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)(f)	835,000	789,347
		8,403,598

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.7%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	$ 1,640,000	$ 1,563,410
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(e)	4,785,000	4,768,133
		6,331,543
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,946,498
Diversified Financial Services 2.9%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,537,139
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,275,000
3.25%, due 3/1/25	4,000,000	3,995,267
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,836,105
8.00%, due 11/1/31	1,890,000	2,120,509
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,050,846
5.75%, due 11/15/29	1,575,000	1,594,035
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,805,000	1,768,450
5.75%, due 1/22/30	450,000	441,000
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,659,049
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,661,885
OneMain Finance Corp.
3.50%, due 1/15/27	1,100,000	1,058,316
		24,997,601
Electric 2.4%
Adani Electricity Mumbai Ltd.
Series Reg S
3.949%, due 2/12/30	1,935,000	1,609,116
AEP Texas, Inc.
4.70%, due 5/15/32 (f)	1,175,000	1,126,243
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	750,000	768,560
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,385,000	1,400,381
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,075,000	1,072,659

	Principal Amount	Value
Corporate Bonds
Electric
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	$ 400,000	$ 388,600
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,163,563
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	600,000	570,450
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	1,295,000	1,208,604
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,305,000	1,131,082
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,488,522
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,730,683
NextEra Energy Operating Partners LP
4.50%, due 9/15/27 (a)	1,370,000	1,299,801
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	573,953
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,213,592
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	2,037,857
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,594,803
		20,378,469
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)(f)	700,000	650,118
Food 0.4%
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,435,000	1,453,024
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	990,000	920,894
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,333,360
		3,707,278
Forest Products & Paper 0.2%
Suzano Austria GmbH
3.75%, due 1/15/31	2,265,000	2,016,345
Gas 0.6%
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,466,918
5.50%, due 10/1/26	1,395,000	1,406,986

	Principal Amount	Value
Corporate Bonds
Gas
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52 (f)	$ 1,070,000	$ 934,122
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	961,155
		4,769,181
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,100,000	1,046,034
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29 (f)	790,000	785,102
Insurance 0.5%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,362,698
Lincoln National Corp.
7.104% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,971,774
		4,334,472
Internet 0.3%
Prosus NV
Series Reg S
4.027%, due 8/3/50	656,000	428,970
Series Reg S
4.987%, due 1/19/52	2,845,000	2,161,031
		2,590,001
Investment Companies 0.3%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54 (f)	2,946,000	2,572,273
Iron & Steel 0.7%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,880,000	1,926,587
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,300,000	1,064,375
Mineral Resources Ltd.
9.25%, due 10/1/28 (a)	2,400,000	2,538,348
Usiminas International SARL
7.50%, due 1/27/32 (a)	296,000	293,838
		5,823,148

	Principal Amount	Value
Corporate Bonds
Leisure Time 0.2%
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	$ 2,095,000	$ 2,116,023
Lodging 0.7%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	2,280,000	2,267,731
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,270,532
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,116,964
		5,655,227
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,540,000	1,523,332
Media 0.7%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,503,483
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	850,000	778,313
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,265,000	1,192,814
Paramount Global
4.95%, due 1/15/31	2,675,000	2,533,953
		6,008,563
Mining 0.9%
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	1,030,000	1,021,626
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,600,000	1,574,296
Navoi Mining & Metallurgical Combinat
6.70%, due 10/17/28 (a)	300,000	300,819
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,120,333
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,600,000	1,662,491
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,268,620
		7,948,185

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
6.52% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	$ 2,140,000	$ 1,931,940
Oil & Gas 1.0%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	1,070,000	971,042
Azule Energy Finance plc
8.125%, due 1/23/30 (a)(f)	647,000	653,470
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	985,000	976,381
Series Reg S
5.375%, due 3/30/28	1,030,000	985,401
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	850,000	527,000
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	802,000	782,337
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	2,130,000	2,122,940
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	1,800,000	1,634,166
		8,652,737
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	577,000	575,297
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	840,000	842,762
		1,418,059
Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	214,144
4.75%, due 5/9/27	2,345,000	2,307,439
		2,521,583
Pipelines 2.4%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,360,061
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,368,449
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,655,089

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	$ 2,520,000	$ 2,518,647
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,138,539
Hess Midstream Operations LP (a)
5.625%, due 2/15/26 (f)	367,000	367,125
6.50%, due 6/1/29	2,070,000	2,111,859
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	968,934
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	895,000	914,761
8.375%, due 6/1/31	2,405,000	2,531,169
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	1,800,000	1,547,572
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	971,464
		20,453,669
Real Estate 0.4%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	1,000,000	1,013,250
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,250,000	1,254,525
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(e)	1,300,000	1,334,975
		3,602,750
Real Estate Investment Trusts 1.2%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,616,278
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,505,000	1,487,768
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,172,000	3,082,053
6.00%, due 4/15/30	1,625,000	1,601,530
Trust Fibra Uno
8.25%, due 1/23/37 (a)	180,000	180,270
Uniti Group LP
10.50%, due 2/15/28 (a)	1,980,000	2,116,980
		10,084,879
Retail 0.6%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,293,206

	Principal Amount	Value
Corporate Bonds
Retail
AutoNation, Inc.
4.75%, due 6/1/30	$ 1,116,000	$ 1,087,032
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,420,000	1,445,768
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	681,000	680,864
		5,506,870
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	620,000	455,025
Software 0.2%
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	1,720,000	1,690,740
Telecommunications 0.6%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	1,002,851
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	850,000	786,920
Turkcell Iletisim Hizmetleri A/S
7.65%, due 1/24/32 (a)	443,000	446,864
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	2,280,000	2,012,091
Series Reg S
4.00%, due 4/9/25	870,000	860,145
		5,108,871
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	845,000	879,103
Total Corporate Bonds (Cost $275,279,812)		265,875,255
Foreign Government Bonds 5.7%
Angola 0.3%
Angola Government Bond
8.75%, due 4/14/32 (a)	3,075,000	2,730,237

	Principal Amount	Value
Foreign Government Bonds
Argentina 0.2%
Argentina Government Bond
1.00%, due 7/9/29	$ 1,170,000	$ 918,567
4.125%, due 7/9/35 (h)	1,425,030	967,946
		1,886,513
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,875,000	1,907,959
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,049,000	902,953
		2,810,912
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	890,000	865,525
Dominican Republic 0.2%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	2,160,000	1,946,160
Mexico 0.5%
Petroleos Mexicanos
6.75%, due 9/21/47	2,255,000	1,553,849
10.00%, due 2/7/33	2,735,000	2,812,681
		4,366,530
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	2,620,000	2,534,850
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,150,000	1,088,821
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,820,000	1,776,320
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31 (f)	2,020,000	1,663,672

	Principal Amount	Value
Foreign Government Bonds
Saudi Arabia 0.3%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	$ 2,460,000	$ 2,450,187
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	329,321
		2,779,508
Supranational 0.2%
Africa Finance Corp.
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(e)	1,820,000	1,793,261
Ukraine 0.1%
Ukraine Government Bond (a)(h)
(zero coupon), due 2/1/35	211,463	130,475
(zero coupon), due 2/1/36	176,219	108,427
1.75%, due 2/1/29	735,525	515,787
1.75%, due 2/1/34	490,350	276,901
		1,031,590
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,600,000	1,603,159
United Kingdom 2.1%
United Kingdom Gilt
Series Reg S
4.125%, due 7/22/29	GBP 14,690,000	18,142,185
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	$ 1,710,000	1,778,410
Total Foreign Government Bonds (Cost $51,021,270)		48,797,653
Loan Assignments 1.4%
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.079% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,436,400	1,434,544

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 0.4%
Glatfelter Corp.
First Lien Term Loan
8.764% (3 Month SOFR + 4.25%), due 11/4/31 (b)	$ 3,795,000	$ 3,809,232
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.412% (1 Month SOFR + 4.00%), due 11/2/27 (b)	750,440	725,582
Finance 0.2%
Arches Buyer, Inc.
First Lien New Term Loan
7.662% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,500,000	1,467,375
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien Term Loan B3
7.829% (3 Month SOFR + 3.50%), due 2/3/31 (b)	1,557,175	1,567,340
Media 0.4%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.802% (3 Month SOFR + 5.25%), due 8/2/29 (b)	2,075,000	2,058,790
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.671% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,580,000	1,555,641
		3,614,431
Total Loan Assignments (Cost $12,532,833)		12,618,504
Mortgage-Backed Securities 30.0%
Agency (Collateralized Mortgage Obligations) 7.5%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,913,418	1,541,354
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,296,855	1,506,644
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	2,970,192	54,636
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	2,315,513	37,502
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,629,536	2,159,408
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,017,243	831,406

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5363
(zero coupon), due 12/25/53	$ 1,130,794	$ 944,985
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	958,231	619,883
REMIC, Series 5471, Class SK
0.999% (SOFR 30A + 5.35%), due 8/25/54 (b)(c)	6,021,391	265,289
REMIC, Series 5472, Class SB
0.999% (SOFR 30A + 5.35%), due 11/25/54 (b)(c)	18,648,452	770,942
REMIC, Series 4993, Class KS
1.585% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	4,352,523	533,181
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (c)	1,466,365	224,211
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (c)	951,005	147,321
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (c)	3,617,514	412,937
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (c)	1,461,599	166,461
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (c)	3,206,202	546,839
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	1,146,157	191,690
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	1,574,176	254,844
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (c)	3,902,764	504,826
REMIC, Series 5160
3.00%, due 10/25/51 (c)	1,931,925	208,576
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (c)	3,657,305	537,169
REMIC, Series 5191
3.50%, due 9/25/50 (c)	1,998,178	373,215
REMIC, Series 5036
3.50%, due 11/25/50 (c)	2,409,970	547,646
REMIC, Series 5040
3.50%, due 11/25/50 (c)	1,206,280	228,227
FHLMC, Strips
REMIC, Series 311
(zero coupon), due 8/15/43	630,135	455,628
REMIC, Series 311, Class S1
1.429% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	4,042,088	356,277
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(c)	40,117,490	334,692
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,208,066	948,955

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-45
(zero coupon), due 10/25/53	$ 1,300,396	$ 992,696
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,064,523	880,494
REMIC, Series 2022-10, Class SA
1.399% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	2,135,246	270,435
REMIC, Series 2021-40, Class SI
1.485% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	2,462,355	203,069
REMIC, Series 2024-48, Class SB
1.549% (SOFR 30A + 5.90%), due 7/25/54 (b)(c)	11,769,322	770,350
REMIC, Series 2016-57, Class SN
1.585% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	1,867,248	173,567
REMIC, Series 2019-32, Class SB
1.585% (SOFR 30A + 5.936%), due 6/25/49 (b)(c)	1,397,508	131,371
REMIC, Series 2020-23, Class PS
1.585% (SOFR 30A + 5.936%), due 2/25/50 (b)(c)	2,343,823	265,482
REMIC, Series 2016-19, Class SD
1.635% (SOFR 30A + 5.986%), due 4/25/46 (b)(c)	3,838,378	282,171
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (c)	1,450,307	197,257
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	1,750,462	268,151
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (c)	5,120,964	803,937
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	642,266	80,623
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	3,576,481	599,347
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	2,275,197	514,255
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	6,415,339	611,755
REMIC, Series 440, Class C46
4.00%, due 10/25/53	6,327,001	1,386,082
REMIC, Series 438, Class C34
6.00%, due 8/25/53	3,874,994	952,431
REMIC, Series 2024-81
6.00%, due 7/25/54	4,120,464	1,057,319
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	3,386,301	18,098
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(c)	4,551,472	35,435
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	6,900,591	25,923

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	$ 6,654,433	$ 68,284
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	10,749,820	78,038
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	3,654,290	90,240
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	8,209,206	95,402
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	4,732,172	5,812
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	3,576,629	43,315
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	7,198,403	41,851
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	3,605,134	20,960
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	18,182,785	212,969
REMIC, Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(c)	7,802,713	117,657
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,692,208	1,336,641
REMIC, Series 2023-53
(zero coupon), due 4/20/53	684,595	524,369
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,016,105	848,469
REMIC, Series 2024-51, Class SX
0.827% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	20,395,172	737,057
REMIC, Series 2023-80, Class SA
0.877% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	7,596,376	230,741
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,355,230	1,702,251
REMIC, Series 2020-34, Class SC
1.637% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	1,931,359	216,248
REMIC, Series 2020-96, Class CS
1.687% (1 Month SOFR + 5.986%), due 8/20/49 (b)(c)	8,174,902	922,875
REMIC, Series 2020-146, Class SA
1.887% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	2,347,902	295,464
REMIC, Series 2020-167, Class SN
1.887% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,284,432	166,472
REMIC, Series 2021-179, Class SA
1.887% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	3,710,571	462,406
REMIC, Series 2020-189, Class NS
1.887% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	3,973,480	557,765
REMIC, Series 2020-189, Class SU
1.887% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	796,119	105,942

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-46, Class TS
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	$ 1,796,557	$ 234,462
REMIC, Series 2021-57, Class SA
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	6,012,017	710,491
REMIC, Series 2021-57, Class SD
1.887% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	12,158,280	1,435,137
REMIC, Series 2021-96, Class NS
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	5,300,380	684,874
REMIC, Series 2021-96, Class SN
1.887% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	3,235,161	364,017
REMIC, Series 2021-122, Class HS
1.887% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,144,550	374,887
REMIC, Series 2022-137, Class S
1.887% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,176,542	384,923
REMIC, Series 2021-135, Class GS
1.887% (1 Month SOFR + 6.186%), due 8/20/51 (b)(c)	6,197,042	789,640
REMIC, Series 2021-96, Class JS
1.937% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	3,037,234	396,858
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	1,284,671	125,566
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	2,895,434	315,799
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (c)	5,677,976	559,742
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (c)	551,158	57,087
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	442,611	355,563
REMIC, Series 2023-86, Class SE
2.277% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	2,350,705	336,140
REMIC, Series 2023-60, Class ES
2.454% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,543,345	1,415,289
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	992,831	846,620
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (c)	680,767	87,015
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(c)	3,792,676	459,125
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	1,119,778	137,981
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (c)	2,647,201	351,106
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	4,672,306	745,036
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	3,726,158	633,795

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	$ 2,282,424	$ 380,852
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	475,675	73,015
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,542,516	272,108
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	2,752,610	470,122
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (c)	4,246,265	755,829
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	2,779,263	424,562
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (c)	3,312,331	543,472
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,228,993	1,072,031
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	1,397,093	1,252,001
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	4,764,097	848,355
REMIC, Series 2023-66, Class MP
3.554% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,842,056	1,644,215
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.201% (SOFR 30A + 3.85%), due 7/25/54	660,000	673,035
Series 2019-01, Class B10
9.965% (SOFR 30A + 5.614%), due 10/25/49	2,680,000	2,721,232
Series 2023-01, Class M10
10.851% (SOFR 30A + 6.50%), due 11/25/53	1,480,000	1,659,280
Series 2024-01, Class B1
11.101% (SOFR 30A + 6.75%), due 7/25/54	700,000	751,225
Series 2020-01, Class CE
11.965% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,182,482
Series 2019-01, Class CE
13.215% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,518,496
		64,149,685
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.7%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.571% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	2,425,000	2,321,937
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM
3.112%, due 11/5/32 (a)	2,225,000	2,069,250
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,493,587

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	$ 2,410,000	$ 1,849,192
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,695,000	2,185,183
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	2,045,000	1,748,211
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,880,000	2,547,132
BBCMS Mortgage Trust
Series 2018-TALL, Class C
5.625% (1 Month SOFR + 1.318%), due 3/15/37 (a)(b)	1,330,000	1,197,000
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.088%, due 10/10/51 (a)	1,370,000	1,039,455
Series 2019-B14, Class C
3.768%, due 12/15/62	2,180,000	1,687,755
BF Mortgage Trust
Series 2019-NYT, Class F
7.604% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	2,188,000	1,876,210
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.276% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,590,000	1,601,922
BX Trust
Series 2024-BIO, Class C
6.946% (1 Month SOFR + 2.64%), due 2/15/41 (a)(b)	1,530,000	1,510,883
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,765,000	2,310,174
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	1,590,000	1,438,976
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class D
2.60%, due 2/15/53 (a)	3,100,000	2,031,017
Series 2018-B2, Class D
3.146%, due 3/10/51 (a)(d)	2,735,000	2,023,817
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (j)	1,165,000	1,097,880
Series 2014-GC25, Class B
4.345%, due 10/10/47 (j)	785,437	754,019
Series 2014-GC21, Class D
4.758%, due 5/10/47 (a)(d)	1,320,000	1,166,748
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(d)	2,270,000	1,765,087

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	$ 2,120,000	$ 1,658,942
Series 2016-DC2, Class D
3.906%, due 2/10/49 (a)(d)	4,160,000	3,804,080
Series 2014-CR15, Class D
3.971%, due 2/10/47 (a)(d)	1,385,000	1,267,420
Series 2015-CR22, Class C
4.062%, due 3/10/48 (d)	1,660,000	1,458,779
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.917%, due 1/15/49 (a)(d)	1,535,000	1,254,630
FHLMC
REMIC, Series 2024-MN8, Class M2
8.601% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	1,025,000	1,064,274
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series 2024-MN9, Class B1
10.349% (SOFR 30A + 6.00%), due 10/25/44 (a)(b)	1,825,000	1,843,753
GNMA (c)
REMIC, Series 2020-177
0.82%, due 6/16/62 (d)	5,299,747	322,004
REMIC, Series 2023-194, Class CI
0.834%, due 10/16/65 (d)	6,834,012	452,032
REMIC, Series 2023-159, Class CI
0.952%, due 7/16/65 (j)	9,173,060	688,978
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	4,660,219	335,996
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	10,387,924	701,016
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	4,771,152	344,249
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	6,193,557	596,373
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,690,000	2,087,835
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	1,500,000	1,290,791
J.P. Morgan Chase Commercial Mortgage Securities Trust (d)
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (a)	1,390,000	988,111
Series 2016-JP3, Class C
3.424%, due 8/15/49	1,370,000	1,195,258
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	399,010

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	$ 1,575,000	$ 1,238,584
Series 2017-C5, Class B
4.009%, due 3/15/50 (j)	1,000,000	842,480
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.667%, due 3/10/50 (a)(d)	1,790,000	1,458,300
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C23, Class D
4.135%, due 7/15/50	2,145,000	2,046,110
Series 2015-C22, Class D
4.193%, due 4/15/48	2,815,000	1,836,574
Series 2014-C16, Class D
4.738%, due 6/15/47	3,100,000	2,177,750
Morgan Stanley Capital I Trust
Series 2014-150E, Class C
4.295%, due 9/9/32 (a)(d)	1,335,000	898,142
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	2,690,000	2,839,632
TX Trust
Series 2024-HOU, Class E
8.694% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	1,190,000	1,195,154
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	934,727
Series 2019-C18, Class C
3.934%, due 12/15/52 (d)	1,621,000	1,343,234
Series 2018-C9, Class C
4.949%, due 3/15/51 (d)	1,485,000	1,172,525
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,525,000	2,077,004
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	717,500	586,985
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,936,000	1,481,376
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	3,085,000	2,679,983
Series 2017-C39, Class D
4.361%, due 9/15/50 (a)(d)	1,615,000	1,322,469
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(d)	1,655,000	1,401,998
Series 2016-NXS5, Class D
4.974%, due 1/15/59 (d)	2,855,000	2,378,625
Series 2024-1CHI, Class E
7.827%, due 7/15/35 (a)(d)	1,575,000	1,591,059

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class D
3.967%, due 5/15/45 (a)(d)	$ 488,300	$ 431,582
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(d)	1,940,000	1,731,450
		92,134,709
Whole Loan (Collateralized Mortgage Obligations) 11.8%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(j)	43,760,697	556,238
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2B1
7.465% (SOFR 30A + 3.114%), due 1/25/40	800,000	819,752
Series 2020-SBT1, Class 1M2
8.115% (SOFR 30A + 3.764%), due 2/25/40	1,110,000	1,167,436
Series 2020-SBT1, Class 2M2
8.115% (SOFR 30A + 3.764%), due 2/25/40	1,090,000	1,141,775
Series 2019-R03, Class 1B1
8.565% (SOFR 30A + 4.214%), due 9/25/31	1,035,484	1,106,673
Series 2022-R01, Class 1B2
10.351% (SOFR 30A + 6.00%), due 12/25/41	2,000,000	2,118,256
Series 2020-SBT1, Class 2B1
11.065% (SOFR 30A + 6.714%), due 2/25/40	1,650,000	1,765,431
Series 2020-SBT1, Class 1B1
11.215% (SOFR 30A + 6.864%), due 2/25/40	2,495,000	2,697,968
Series 2019-HRP1, Class B1
13.715% (SOFR 30A + 9.364%), due 11/25/39	3,605,000	3,976,049
Series 2022-R03, Class 1B2
14.201% (SOFR 30A + 9.85%), due 3/25/42	665,000	760,059
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(j)	1,210,120	1,067,192
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
7.351% (SOFR 30A + 3.00%), due 8/25/33	2,756,290	3,037,955
Series 2020-DNA6, Class B1
7.351% (SOFR 30A + 3.00%), due 12/25/50	2,545,000	2,751,285
Series 2021-DNA5, Class B1
7.401% (SOFR 30A + 3.05%), due 1/25/34	470,000	506,096
Series 2021-HQA2, Class B1
7.501% (SOFR 30A + 3.15%), due 12/25/33	2,070,000	2,297,058
Series 2021-DNA2, Class B1
7.751% (SOFR 30A + 3.40%), due 8/25/33	2,140,000	2,389,438
Series 2020-HQA5, Class B1
8.351% (SOFR 30A + 4.00%), due 11/25/50	2,975,000	3,389,084

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA1, Class B2
9.101% (SOFR 30A + 4.75%), due 1/25/51	$ 3,480,000	$ 3,859,984
Series 2020-DNA2, Class B2
9.265% (SOFR 30A + 4.914%), due 2/25/50	2,670,000	2,872,590
Series 2021-HQA1, Class B2
9.351% (SOFR 30A + 5.00%), due 8/25/33	2,718,300	3,116,872
Series 2020-HQA1, Class B2
9.565% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,247,432
Series 2022-HQA3, Class M2
9.701% (SOFR 30A + 5.35%), due 8/25/42	2,990,000	3,267,502
Series 2020-DNA1, Class B2
9.715% (SOFR 30A + 5.364%), due 1/25/50	750,000	838,519
Series 2021-HQA2, Class B2
9.801% (SOFR 30A + 5.45%), due 12/25/33	2,580,000	3,037,275
Series 2021-DNA5, Class B2
9.851% (SOFR 30A + 5.50%), due 1/25/34	3,130,000	3,706,036
Series 2021-HQA3, Class B2
10.601% (SOFR 30A + 6.25%), due 9/25/41	2,605,000	2,752,629
Series 2021-HQA4, Class B2
11.351% (SOFR 30A + 7.00%), due 12/25/41	2,825,000	3,035,392
Series 2022-DNA1, Class B2
11.451% (SOFR 30A + 7.10%), due 1/25/42	2,000,000	2,155,624
Series 2020-HQA5, Class B2
11.751% (SOFR 30A + 7.40%), due 11/25/50	1,150,000	1,418,993
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.15%, due 8/25/48 (a)(j)	2,534,885	1,959,972
FHLMC STACR Trust (a)(b)
Series 2019-FTR3, Class B2
9.265% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,245,538
Series 2019-FTR4, Class B2
9.465% (SOFR 30A + 5.114%), due 11/25/47	640,000	693,787
Series 2019-FTR2, Class B2
11.865% (SOFR 30A + 7.514%), due 11/25/48	1,770,000	2,079,183
Series 2019-HQA3, Class B2
11.965% (SOFR 30A + 7.614%), due 9/25/49	2,445,000	2,775,851
Series 2019-FTR1, Class B2
12.815% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,137,016
Series 2018-HQA2, Class B2
15.465% (SOFR 30A + 11.114%), due 10/25/48	2,545,000	3,249,657
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	278,877	263,637
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A4
2.50%, due 6/25/52 (a)(j)	2,285,861	1,836,847

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	$ 1,093,038	$ 706,637
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
2.376%, due 4/25/66	1,732,975	1,061,209
Series 2018-3, Class B4
3.701%, due 8/25/58	1,112,628	690,155
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	3,742,609	2,998,088
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	32,774,745	317,607
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
14.965% (SOFR 30A + 10.614%), due 2/25/47	3,190,000	3,890,230
Series 2018-HRP1, Class B2
16.215% (SOFR 30A + 11.864%), due 5/25/43	2,841,986	3,458,306
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
1.885%, due 3/25/58	4,720,512	2,044,072
Series 2017-4, Class B5
3.669%, due 6/25/57	1,413,798	902,335
Series 2019-1, Class B2
3.772%, due 3/25/58	920,000	715,892
Verus Securitization Trust
Series 2023-INV2, Class B2
8.107%, due 8/25/68 (a)(d)	1,000,000	994,288
		101,876,900
Total Mortgage-Backed Securities (Cost $252,130,272)		258,161,294
U.S. Government & Federal Agencies 17.1%
United States Treasury Bonds 0.4%
U.S. Treasury Bonds
4.50%, due 11/15/54	910,000	866,775
4.625%, due 11/15/44	2,550,000	2,475,492
		3,342,267
United States Treasury Notes 16.7%
U.S. Treasury Notes
4.25%, due 1/31/30	38,415,000	38,276,946

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.25%, due 11/15/34	$ 72,225,000	$ 70,543,512
4.375%, due 1/31/32	34,940,000	34,798,056
		143,618,514
Total U.S. Government & Federal Agencies (Cost $147,465,290)		146,960,781
Total Long-Term Bonds (Cost $843,273,710)		837,700,025

	Shares

Common Stocks 0.1%
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	94
Tobacco 0.1%
Turning Point Brands, Inc.	6,802	433,559
Total Common Stocks (Cost $0)		433,653
Short-Term Investments 3.5%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.184% (k)	3,432,644	3,432,644
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 4.415% (k)(l)	5,357,497	5,357,497

	Principal Amount

U.S. Treasury Debt 2.5%
U.S. Treasury Bills
(zero coupon), due 4/29/25 (m)	$ 21,695,000	21,481,736
Total Short-Term Investments (Cost $30,271,535)		30,271,877
Total Investments (Cost $873,545,245)	100.9%	868,405,555
Other Assets, Less Liabilities	(0.9)	(7,357,321)
Net Assets	100.0%	$ 861,048,234

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2025.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $5,196,006. The Fund received cash collateral with a value of $5,357,497.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2025.
(h)	Step coupon—Rate shown was the rate in effect as of January 31, 2025.
(i)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $527,000, which represented 0.1% of the Fund’s net assets.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2025.
(k)	Current yield as of January 31, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 10,957	$ 67,858	$ (75,382)	$ —	$ —	$ 3,433	$ 129	$ —	3,433
Foreign Currency Forward Contracts
As of January 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,282,151	GBP	14,845,000	JPMorgan Chase Bank N.A.	2/3/25	$ 875,836
USD	18,154,706	GBP	14,607,000	JPMorgan Chase Bank N.A.	5/7/25	48,552
Total Unrealized Appreciation						924,388
GBP	303,000	USD	377,590	JPMorgan Chase Bank N.A.	2/3/25	(1,901)
Total Unrealized Depreciation						(1,901)
Net Unrealized Appreciation						$ 922,487

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of January 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Canada 5 Year Bonds	(229)	March 2025	$ (17,689,545)	$ (17,989,424)	$ (299,879)
Euro-Bobl	(147)	March 2025	(18,201,585)	(17,907,817)	293,768
Net Unrealized Depreciation					$ (6,111)

1.	As of January 31, 2025, cash in the amount of $475,620 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2025.
Abbreviation(s):
Bobl—Bundesobligation, the German word for federal government bond
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USD—United States Dollar
USISDA—U.S. International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 105,286,538	$ —	$ 105,286,538
Corporate Bonds	—	265,875,255	—	265,875,255
Foreign Government Bonds	—	48,797,653	—	48,797,653
Loan Assignments	—	12,618,504	—	12,618,504
Mortgage-Backed Securities	—	258,161,294	—	258,161,294
U.S. Government & Federal Agencies	—	146,960,781	—	146,960,781
Total Long-Term Bonds	—	837,700,025	—	837,700,025
Common Stocks	433,653	—	—	433,653
Short-Term Investments
Affiliated Investment Company	3,432,644	—	—	3,432,644
Unaffiliated Investment Company	5,357,497	—	—	5,357,497
U.S. Treasury Debt	—	21,481,736	—	21,481,736
Total Short-Term Investments	8,790,141	21,481,736	—	30,271,877
Total Investments in Securities	9,223,794	859,181,761	—	868,405,555
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	924,388	—	924,388
Futures Contracts	293,768	—	—	293,768
Total Other Financial Instruments	293,768	924,388	—	1,218,156
Total Investments in Securities and Other Financial Instruments	$ 9,517,562	$ 860,106,149	$ —	$ 869,623,711
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,901)	$ —	$ (1,901)
Futures Contracts	(299,879)	—	—	(299,879)
Total Other Financial Instruments	$ (299,879)	$ (1,901)	$ —	$ (301,780)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Value Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 2.5%
BAE Systems plc	751,726	$ 11,375,654
L3Harris Technologies, Inc.	66,912	14,186,013
		25,561,667
Automobile Components 1.4%
Gentex Corp.	533,587	13,830,575
Banks 8.3%
JPMorgan Chase & Co.	160,790	42,979,167
M&T Bank Corp.	69,618	14,009,926
PNC Financial Services Group, Inc. (The)	66,283	13,319,569
Regions Financial Corp.	556,940	13,723,002
		84,031,664
Beverages 2.3%
Keurig Dr Pepper, Inc.	430,492	13,818,793
Pernod Ricard SA, Sponsored ADR (a)	432,971	9,906,377
		23,725,170
Biotechnology 1.7%
Gilead Sciences, Inc.	177,353	17,238,712
Building Products 2.6%
Fortune Brands Innovations, Inc.	138,094	9,897,197
Johnson Controls International plc	206,162	16,080,636
		25,977,833
Capital Markets 8.4%
Ares Management Corp.	68,930	13,663,305
KKR & Co., Inc.	89,214	14,904,983
LPL Financial Holdings, Inc.	34,416	12,626,886
Morgan Stanley	118,454	16,397,587
Nasdaq, Inc.	145,737	11,999,984
Raymond James Financial, Inc.	92,893	15,650,613
		85,243,358
Chemicals 1.2%
Axalta Coating Systems Ltd. (b)	340,061	12,221,792
Communications Equipment 4.4%
Cisco Systems, Inc.	465,822	28,228,813
F5, Inc. (b)	54,670	16,251,204
		44,480,017
Consumer Staples Distribution & Retail 1.2%
U.S. Foods Holding Corp. (b)	173,894	12,334,301

	Shares	Value
Common Stocks
Diversified Consumer Services 1.1%
H&R Block, Inc.	196,030	$ 10,842,419
Electric Utilities 1.2%
American Electric Power Co., Inc.	126,234	12,416,376
Electrical Equipment 1.8%
Emerson Electric Co.	141,251	18,355,568
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	216,984	11,300,527
Food Products 1.3%
Archer-Daniels-Midland Co.	254,623	13,044,336
Gas Utilities 1.5%
Atmos Energy Corp.	110,818	15,792,673
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	189,824	10,837,052
Health Care Equipment & Supplies 1.8%
Boston Scientific Corp. (b)	176,943	18,111,886
Health Care Providers & Services 7.2%
Centene Corp. (b)	269,605	17,262,808
Elevance Health, Inc.	48,391	19,148,319
UnitedHealth Group, Inc.	67,877	36,822,594
		73,233,721
Hotels, Restaurants & Leisure 1.4%
Starbucks Corp.	129,249	13,917,532
Household Durables 0.9%
Lennar Corp., Class A	63,809	8,374,293
Millrose Properties, Inc., Class A (b)(c)	31,904	352,858
		8,727,151
Industrial Conglomerates 1.3%
3M Co.	88,921	13,533,776
Insurance 5.9%
American International Group, Inc.	235,605	17,354,665
Everest Group Ltd.	30,902	10,738,754
Marsh & McLennan Cos., Inc.	64,483	13,985,073

	Shares	Value
Common Stocks
Insurance
MetLife, Inc.	213,379	$ 18,459,417
		60,537,909
Interactive Media & Services 1.1%
Alphabet, Inc., Class C	56,725	11,662,660
IT Services 1.6%
Amdocs Ltd.	185,980	16,401,576
Machinery 2.6%
Middleby Corp. (The) (b)	76,749	13,134,824
PACCAR, Inc.	119,645	13,266,238
		26,401,062
Media 1.2%
Omnicom Group, Inc.	135,915	11,796,063
Multi-Utilities 2.9%
Sempra	203,387	16,866,884
WEC Energy Group, Inc.	131,536	13,056,263
		29,923,147
Oil, Gas & Consumable Fuels 8.3%
Antero Resources Corp. (b)	296,532	11,066,574
ConocoPhillips	153,653	15,185,526
Coterra Energy, Inc.	501,569	13,903,493
EOG Resources, Inc.	103,259	12,988,950
Hess Corp.	63,607	8,843,281
Marathon Petroleum Corp.	87,344	12,726,894
Targa Resources Corp.	47,078	9,264,950
		83,979,668
Personal Care Products 2.2%
Kenvue, Inc.	564,162	12,011,009
Unilever plc, Sponsored ADR	182,140	10,451,193
		22,462,202
Pharmaceuticals 8.9%
AstraZeneca plc, Sponsored ADR	209,736	14,840,919
Johnson & Johnson	186,399	28,360,608
Merck & Co., Inc.	160,468	15,857,448
Pfizer, Inc.	740,427	19,636,124
Roche Holding AG	38,317	12,031,751
		90,726,850
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A (b)	92,402	13,374,266

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 2.2%
NXP Semiconductors NV	63,072	$ 13,153,665
QUALCOMM, Inc.	56,389	9,751,350
		22,905,015
Software 0.8%
Adobe, Inc. (b)	18,947	8,288,365
Specialized REITs 2.5%
Crown Castle, Inc.	123,084	10,988,939
Gaming and Leisure Properties, Inc.	301,948	14,611,264
		25,600,203
Specialty Retail 1.0%
Dick's Sporting Goods, Inc.	42,812	10,277,021
GCI Liberty, Inc. (b)(c)(d)	15,319	—
		10,277,021
Total Common Stocks (Cost $796,152,720)		999,094,113
Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 4.184% (e)	18,217,914	18,217,914
Total Short-Term Investment (Cost $18,217,914)		18,217,914
Total Investments (Cost $814,370,634)	100.0%	1,017,312,027
Other Assets, Less Liabilities	0.0‡	48,711
Net Assets	100.0%	$ 1,017,360,738

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2025, the aggregate market value of securities on loan was $1,658,800. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,702,658.
(b)	Non-income producing security.
(c)	Illiquid security—As of January 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $352,858, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,779	$ 49,618	$ (46,179)	$ —	$ —	$ 18,218	$ 141	$ —	18,218
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Aerospace & Defense	$ 14,186,013	$ 11,375,654	$ —	$ 25,561,667
Household Durables	8,374,293	352,858	—	8,727,151
Pharmaceuticals	78,695,099	12,031,751	—	90,726,850
All Other Industries	874,078,445	—	—	874,078,445
Total Common Stocks	975,333,850	23,760,263	—	999,094,113
Short-Term Investment
Affiliated Investment Company	18,217,914	—	—	18,217,914
Total Investments in Securities	$ 993,551,764	$ 23,760,263	$ —	$ 1,017,312,027

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Winslow Large Cap Growth Fund
Portfolio of Investments January 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.8%
Aerospace & Defense 3.1%
General Electric Co.	1,397,991	$ 284,589,028
Howmet Aerospace, Inc.	1,282,502	162,339,103
		446,928,131
Automobiles 2.8%
Tesla, Inc. (a)	975,255	394,588,173
Biotechnology 1.1%
Alnylam Pharmaceuticals, Inc. (a)	564,656	153,196,819
Broadline Retail 8.0%
Amazon.com, Inc. (a)	4,777,863	1,135,602,478
Building Products 2.1%
Trane Technologies plc	813,944	295,258,186
Capital Markets 2.0%
KKR & Co., Inc.	1,695,313	283,235,943
Chemicals 1.2%
Ecolab, Inc.	692,000	173,131,480
Commercial Services & Supplies 1.6%
Cintas Corp.	1,140,000	228,649,800
Construction Materials 1.2%
Vulcan Materials Co.	602,981	165,307,241
Electrical Equipment 0.9%
Eaton Corp. plc	404,118	131,920,280
Entertainment 4.2%
Netflix, Inc. (a)	203,830	199,092,991
Spotify Technology SA (a)	738,931	405,340,600
		604,433,591
Financial Services 4.5%
Fiserv, Inc. (a)	1,214,680	262,419,467
Mastercard, Inc., Class A	686,708	381,418,225
		643,837,692
Health Care Equipment & Supplies 4.9%
Boston Scientific Corp. (a)	1,545,218	158,168,515
Intuitive Surgical, Inc. (a)	577,983	330,536,918

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	540,528	$ 211,503,201
		700,208,634
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc.	45,778	216,876,022
Chipotle Mexican Grill, Inc. (a)	4,514,752	263,435,779
Hilton Worldwide Holdings, Inc.	589,127	150,857,751
		631,169,552
Insurance 2.6%
Arthur J. Gallagher & Co.	1,246,516	376,223,459
Interactive Media & Services 11.1%
Alphabet, Inc.
Class A	1,782,147	363,593,631
Class C	1,601,709	329,311,370

Meta Platforms, Inc., Class A	1,295,814	893,049,093
		1,585,954,094
IT Services 2.4%
Shopify, Inc., Class A (a)	1,318,426	153,992,157
Snowflake, Inc., Class A (a)	1,001,129	181,714,924
		335,707,081
Life Sciences Tools & Services 1.2%
Danaher Corp.	743,700	165,651,738
Pharmaceuticals 3.2%
Eli Lilly & Co.	566,691	459,631,736
Professional Services 1.4%
Automatic Data Processing, Inc.	654,214	198,233,384
Semiconductors & Semiconductor Equipment 12.5%
Broadcom, Inc.	1,784,700	394,900,569
Lam Research Corp.	3,200,535	259,403,362
NVIDIA Corp.	7,648,849	918,397,299
Texas Instruments, Inc.	1,122,157	207,161,404
		1,779,862,634
Software 16.0%
Fair Isaac Corp. (a)	75,592	141,626,148
Microsoft Corp.	3,111,467	1,291,445,493
Oracle Corp.	760,082	129,259,545
Salesforce, Inc.	375,800	128,410,860
ServiceNow, Inc. (a)	254,325	258,999,493
Synopsys, Inc. (a)	321,040	168,700,099

	Shares	Value
Common Stocks
Software
Workday, Inc., Class A (a)	650,693	$ 170,520,608
		2,288,962,246
Specialty Retail 1.7%
O'Reilly Automotive, Inc. (a)	189,644	245,478,986
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	3,457,924	816,070,064
Total Common Stocks (Cost $7,921,982,925)		14,239,243,422
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.184% (b)(c)	94,865,085	94,865,085
Total Short-Term Investment (Cost $94,865,085)		94,865,085
Total Investments (Cost $8,016,848,010)	100.4%	14,334,108,507
Other Assets, Less Liabilities	(0.4)	(62,100,789)
Net Assets	100.0%	$ 14,272,007,718

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	As of January 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Current yield as of January 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 128,351	$ 1,100,067	$ (1,133,553)	$ —	$ —	$ 94,865	$ 908	$ —	94,865

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,239,243,422	$ —	$ —	$ 14,239,243,422
Short-Term Investment
Affiliated Investment Company	94,865,085	—	—	94,865,085
Total Investments in Securities	$ 14,334,108,507	$ —	$ —	$ 14,334,108,507

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds
Notes to Portfolios of Investments January 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2025, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2025, and can change at any time.